UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4008

Fidelity Investment Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Aggressive International Fund

July 31, 2007

1.804818.103

IVF-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 84.2%
	Shares	Value
Argentina - 2.1%
Cresud S.A.C.I.F. y A. sponsored ADR	325,400	$ 6,455,936
Inversiones y Representaciones SA sponsored GDR (a)	174,400	3,200,240
Pampa Holding SA (a)	6,449,842	5,704,885
Pampa Holding SA GDR (a)(e)	11,400	253,658
TOTAL ARGENTINA		15,614,719
Canada - 19.9%
Abitibi-Consolidated, Inc.	5,678,900	13,522,458
Absolut Resources Corp. (a)	936,000	552,808
Aquiline Resources, Inc. (a)	1,162,500	11,116,059
Aquiline Resources, Inc. (a)(e)	494,600	4,729,465
Canadian Natural Resources Ltd.	277,500	19,045,444
Canfor Corp. (a)	460,500	5,577,632
Catalyst Paper Corp. (a)	6,903,500	20,127,388
European Goldfields Ltd. (a)	539,300	2,902,017
Guyana Goldfields, Inc. (a)	322,700	3,297,488
IAMGOLD Corp.	1,848,100	15,246,349
Meridian Gold, Inc. (a)	127,800	3,607,795
NuVista Energy Ltd. (a)	322,700	3,878,329
ProEx Energy Ltd. (a)	503,300	6,515,959
Saskatchewan Wheat Pool, Inc. (a)	408,300	4,344,431
Saskatchewan Wheat Pool, Inc. (a)(e)	1,198,000	12,747,070
Suncor Energy, Inc.	82,100	7,423,404
Trican Well Service Ltd.	568,800	10,723,322
TOTAL CANADA		145,357,418
Cayman Islands - 1.4%
GlobalSantaFe Corp.	143,900	10,319,069
Czech Republic - 2.0%
Philip Morris CR AS	30,300	14,892,707
France - 2.6%
Sanofi-Aventis sponsored ADR	455,000	18,996,250
Germany - 3.7%
E.ON AG	114,700	18,006,822
Lanxess AG	170,100	9,240,426
TOTAL GERMANY		27,247,248
Hong Kong - 5.0%
Hutchison Whampoa Ltd.	3,412,000	36,270,101
India - 1.1%
Reliance Industries Ltd.	168,000	7,915,103
Japan - 20.8%
Aioi Insurance Co. Ltd.	1,662,000	9,832,734
Canon, Inc.	98,700	5,238,996
Kose Corp. (d)	699,000	19,425,499
Kubota Corp.	2,059,400	17,100,340
Kubota Corp. sponsored ADR	88,800	3,704,736
Millea Holdings, Inc.	320,709	12,684,039

	Shares	Value
Mitsui Sumitomo Insurance Co. Ltd. (d)	779,000	$ 8,990,908
Nissin Healthcare Food Service Co.	223,100	3,140,090
SFCG Co. Ltd.	66,140	10,155,452
Shinsei Bank Ltd.	4,079,000	15,237,257
Takeda Pharamaceutical Co. Ltd.	442,200	28,805,485
Takefuji Corp.	473,840	14,751,624
Tokyo Steel Manufacturing Co. Ltd.	211,100	3,450,052
TOTAL JAPAN		152,517,212
Korea (South) - 0.6%
Samwhan Corp.	113,270	4,267,347
Luxembourg - 0.2%
SES SA (A Shares) FDR	73,917	1,557,623
Netherlands - 3.6%
Koninklijke Philips Electronics NV	343,800	13,889,574
Nutreco Holding NV	169,331	12,685,798
TOTAL NETHERLANDS		26,575,372
Philippines - 1.3%
DMCI Holdings, Inc.	18,944,000	3,755,419
Semirara Mining Corp.	7,229,400	5,573,326
TOTAL PHILIPPINES		9,328,745
South Africa - 4.5%
Gold Fields Ltd.	198,900	3,285,828
Gold Fields Ltd. sponsored ADR	1,794,100	29,638,532
TOTAL SOUTH AFRICA		32,924,360
Switzerland - 2.2%
Actelion Ltd. (Reg.) (a)	302,283	16,277,745
Taiwan - 1.6%
Taiwan Mobile Co. Ltd.	9,641,000	11,460,240
United Kingdom - 2.1%
Benfield Group PLC	2,284,200	15,358,810
United States of America - 9.5%
Bowater, Inc. (d)	680,900	13,359,258
Deere & Co.	47,700	5,744,034
Monsanto Co.	103,900	6,696,355
Synthes, Inc.	170,983	20,093,882
Virgin Media, Inc.	934,700	23,217,948
TOTAL UNITED STATES OF AMERICA		69,111,477
TOTAL COMMON STOCKS (Cost $587,142,845)		615,991,546
Nonconvertible Preferred Stocks - 1.6%

Italy - 1.6%
Istituto Finanziario Industriale SpA (IFI) (a) (Cost $12,347,760)	315,800	12,051,964
Government Obligations - 3.8%
		Principal Amount (f)	Value
Finland - 1.9%
Finnish Government 0.3% 10/18/07	JPY	1,679,500,000	$ 14,148,829
Hong Kong - 0.9%
Hong Kong Government Special Administrative Region 3.8% 8/1/07	HKD	54,000,000	6,899,290
Switzerland - 1.0%
Switzerland Confederation 4.25% 1/8/08	CHF	8,400,000	7,037,124
TOTAL GOVERNMENT OBLIGATIONS (Cost $27,782,070)			28,085,243
Money Market Funds - 10.9%
	Shares
Fidelity Cash Central Fund, 5.38% (b)	68,801,955	68,801,955
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	10,634,450	10,634,450
TOTAL MONEY MARKET FUNDS (Cost $79,436,405)		79,436,405
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $706,709,080)	735,565,158
NET OTHER ASSETS - (0.5)%	(3,708,477)
NET ASSETS - 100%	$ 731,856,681
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
4,265,081 AUD	August 2007	$ 3,632,574	$ (67,426)
4,437,003 CHF	August 2007	3,697,938	(2,062)
14,627,611 EUR	August 2007	20,028,296	(171,704)
6,538,904 GBP	August 2007	13,279,926	(20,074)
1,482,373,200 JPY	August 2007	12,543,086	343,086
		$ 53,181,820	$ 81,820
(Payable Amount $53,100,000)

The value of contracts to buy as a percentage of net assets - 7.3%
Currency Abbreviations
AUD	-	Australian dollar
CHF	-	Swiss franc
EUR	-	European Monetary Unit
GBP	-	British pound
HKD	-	Hong Kong dollar
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,730,193 or 2.4% of net assets.

(f) Principal amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,042,934
Fidelity Securities Lending Cash Central Fund	482,378
Total	$ 2,525,312
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $707,974,977. Net unrealized appreciation aggregated $27,590,181, of which $54,590,766 related to appreciated investment securities and $27,000,585 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Canada Fund

July 31, 2007

1.804819.103

CAN-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value
CONSUMER DISCRETIONARY - 6.0%
Hotels, Restaurants & Leisure - 0.6%
Great Canadian Gaming Corp. (a)	800,000	$ 9,937,189
Tim Hortons, Inc.	500,000	15,435,000
		25,372,189
Media - 2.9%
Aeroplan Income Fund (e)	718,200	14,098,723
Aeroplan Income Fund (f)	31,800	624,254
Astral Media, Inc. Class A (non-vtg.)	225,000	8,827,458
Corus Entertainment, Inc. Class B (non-vtg.)	550,000	24,976,094
Quebecor, Inc. Class B (sub. vtg.)	900,000	32,398,988
Yellow Pages Income Fund (e)	2,850,000	35,855,442
		116,780,959
Multiline Retail - 0.5%
Canadian Tire Corp. Ltd. Class A (non-vtg.) (e)	260,000	20,213,556
Specialty Retail - 0.0%
Lululemon Athletica, Inc.	6,900	221,766
Textiles, Apparel & Luxury Goods - 2.0%
Gildan Activewear, Inc. (a)	2,275,000	78,186,463
TOTAL CONSUMER DISCRETIONARY		240,774,933
CONSUMER STAPLES - 3.3%
Food & Staples Retailing - 2.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,250,000	24,526,577
Metro, Inc. Class A (sub. vtg.)	750,000	26,717,915
Shoppers Drug Mart Corp.	1,150,000	56,341,052
		107,585,544
Food Products - 0.6%
Saskatchewan Wheat Pool, Inc. (a)	826,500	8,794,202
Saskatchewan Wheat Pool, Inc. (a)(f)	1,273,500	13,550,412
		22,344,614
TOTAL CONSUMER STAPLES		129,930,158
ENERGY - 25.0%
Energy Equipment & Services - 0.8%
CCS Income Trust (e)	515,000	21,484,485
CCS Income Trust (f)	135,000	5,625,194
CHC Helicopter Corp. Class A (sub. vtg.)	150,000	4,054,092
Savanna Energy Services Corp. (a)	140,000	2,368,988
		33,532,759
Oil, Gas & Consumable Fuels - 24.2%
AltaGas Income Trust	650,000	16,696,353
Cameco Corp.	900,000	36,533,233
Canadian Natural Resources Ltd.	1,821,000	124,979,291

	Shares	Value
Canadian Oil Sands Trust	1,175,000	$ 35,887,785
Duvernay Oil Corp. (a)	350,000	11,047,624
EnCana Corp.	2,200,000	134,677,041
Galleon Energy, Inc. (a)(f)	100,000	1,519,640
Galleon Energy, Inc. Class A (a)	700,000	10,637,480
Husky Energy, Inc.	1,400,000	55,425,143
Keyera Facilities Income Fund (e)	1,000,000	17,258,836
Nexen, Inc.	1,150,000	35,663,261
Niko Resources Ltd.	406,900	36,902,134
Niko Resources Ltd. (f)	20,000	1,813,818
Petro-Canada	1,000,000	54,551,420
Suncor Energy, Inc.	1,650,000	149,191,432
Talisman Energy, Inc.	3,200,000	58,528,171
TransCanada Corp.	2,500,000	90,231,555
Uranium One, Inc. (a)	275,300	3,192,520
Valero Energy Corp.	280,000	18,762,800
Western Oil Sands, Inc. Class A (a)	2,055,800	71,925,055
		965,424,592
TOTAL ENERGY		998,957,351
FINANCIALS - 24.1%
Capital Markets - 0.7%
Addenda Capital, Inc.	200,000	3,811,756
CI Financial Income Fund (e)	950,000	24,812,037
		28,623,793
Commercial Banks - 13.6%
Bank of Montreal	2,100,000	131,094,966
Canadian Imperial Bank of Commerce	675,000	58,533,327
National Bank of Canada	650,000	37,128,058
Royal Bank of Canada	2,850,000	144,517,203
Toronto-Dominion Bank	2,700,000	172,777,724
		544,051,278
Diversified Financial Services - 0.7%
Onex Corp. (sub. vtg.)	425,000	13,403,019
TSX Group, Inc.	350,000	14,141,746
		27,544,765
Insurance - 7.1%
ING Canada, Inc.	580,800	25,966,394
Manulife Financial Corp.	4,550,000	165,927,627
Power Corp. of Canada (sub. vtg.)	1,200,000	43,648,636
Sun Life Financial, Inc.	1,000,000	47,239,149
		282,781,806
Real Estate Management & Development - 2.0%
Brookfield Asset Management, Inc. Class A (e)	1,550,000	54,330,646
Brookfield Properties Corp.	1,150,000	25,990,000
		80,320,646
TOTAL FINANCIALS		963,322,288
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 11.4%
Aerospace & Defense - 3.3%
Bombardier, Inc. Class B (sub. vtg.)	14,600,000	$ 88,281,616
CAE, Inc.	3,350,000	43,245,055
		131,526,671
Commercial Services & Supplies - 0.2%
Garda World Security Corp. (a)	440,000	8,559,108
Construction & Engineering - 2.4%
SNC-Lavalin Group, Inc.	2,675,000	96,823,615
Machinery - 0.2%
Bucyrus International, Inc. Class A	100,000	6,356,000
Road & Rail - 3.9%
Canadian National Railway Co.	2,150,000	111,904,003
Canadian Pacific Railway Ltd.	475,000	34,955,939
TransForce Income Fund (e)	844,237	10,866,574
		157,726,516
Trading Companies & Distributors - 1.4%
Finning International, Inc.	2,100,000	55,123,277
TOTAL INDUSTRIALS		456,115,187
INFORMATION TECHNOLOGY - 6.9%
Communications Equipment - 3.2%
Research In Motion Ltd. (a)	600,000	128,400,000
Electronic Equipment & Instruments - 0.2%
Miranda Technologies, Inc. (a)	513,700	4,382,366
Miranda Technologies, Inc. (a)(f)	186,300	1,589,322
		5,971,688
Internet Software & Services - 2.1%
Google, Inc. Class A (sub. vtg.) (a)	155,000	79,050,000
Open Text Corp. (a)	347,598	6,536,811
		85,586,811
IT Services - 0.6%
CGI Group, Inc. Class A (sub. vtg.) (a)	1,750,000	17,964,282
Emergis, Inc. (a)	700,000	4,560,795
		22,525,077
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Corp. Class A (a)	325,000	10,663,250
Tundra Semiconductor Corp. Ltd. (a)	200,000	2,039,936
		12,703,186
Software - 0.5%
MacDonald Dettwiler & Associates Ltd. (a)	410,000	18,364,864
TOTAL INFORMATION TECHNOLOGY		273,551,626

	Shares	Value
MATERIALS - 9.3%
Chemicals - 2.8%
Potash Corp. of Saskatchewan, Inc.	1,375,000	$ 111,017,503
Metals & Mining - 6.5%
Aber Diamond Corp.	450,000	16,773,226
Alcan, Inc.	1,000,000	97,131,340
Barrick Gold Corp.	900,000	29,564,076
Eldorado Gold Corp. (a)	1,100,000	5,001,406
Fording Canadian Coal Trust	370,000	12,081,279
Goldcorp, Inc.	850,000	21,594,638
Kinross Gold Corp. (a)	1,550,000	20,052,498
Meridian Gold, Inc. (a)	380,300	10,735,872
Shore Gold, Inc. (a)	2,000,000	8,924,721
Teck Cominco Ltd. Class B (sub. vtg.)	662,100	29,359,079
US Gold Corp. (a)	1,111,300	6,478,879
US Gold Corp. warrants 2/22/11 (a)(g)	200,000	365,614
		258,062,628
TOTAL MATERIALS		369,080,131
TELECOMMUNICATION SERVICES - 7.4%
Diversified Telecommunication Services - 3.4%
BCE, Inc.	1,100,000	41,537,452
TELUS Corp. (non-vtg.)	1,750,000	95,940,752
		137,478,204
Wireless Telecommunication Services - 4.0%
American Tower Corp. Class A (a)	325,000	13,539,500
Rogers Communications, Inc. Class B (non-vtg.)	3,225,000	145,785,600
		159,325,100
TOTAL TELECOMMUNICATION SERVICES		296,803,304
TOTAL COMMON STOCKS (Cost $2,584,309,934)		3,728,534,978
Government Obligations - 2.8%
Principal Amount (d)
Canadian Government Treasury Bills 4.1501% to 4.5618% 8/9/07 to 11/1/07 (Cost $112,385,651)	CAD	121,650,000	113,432,713
Money Market Funds - 7.6%
	Shares	Value
Fidelity Cash Central Fund, 5.38% (b)	130,478,270	$ 130,478,270
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	174,120,500	174,120,500
TOTAL MONEY MARKET FUNDS (Cost $304,598,770)		304,598,770
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $3,001,294,355)	4,146,566,461
NET OTHER ASSETS - (3.8)%	(152,683,192)
NET ASSETS - 100%	$ 3,993,883,269
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,722,640 or 0.6% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $365,614 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
US Gold Corp. warrants 2/22/11	2/8/06	$ 98,359
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,897,082
Fidelity Securities Lending Cash Central Fund	3,203,752
Total	$ 5,100,834
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
WestJet Airlines Ltd.	$ 3,582,328	$ 281,310	$ 5,177,899	$ -	$ -
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $3,008,641,312. Net unrealized appreciation aggregated $1,137,925,149, of which $1,180,019,511 related to appreciated investment securities and $42,094,362 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Canada Fund

July 31, 2007

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Canada Fund

1.855812.100

ACAN-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value
CONSUMER DISCRETIONARY - 6.0%
Hotels, Restaurants & Leisure - 0.6%
Great Canadian Gaming Corp. (a)	800,000	$ 9,937,189
Tim Hortons, Inc.	500,000	15,435,000
		25,372,189
Media - 2.9%
Aeroplan Income Fund (e)	718,200	14,098,723
Aeroplan Income Fund (f)	31,800	624,254
Astral Media, Inc. Class A (non-vtg.)	225,000	8,827,458
Corus Entertainment, Inc. Class B (non-vtg.)	550,000	24,976,094
Quebecor, Inc. Class B (sub. vtg.)	900,000	32,398,988
Yellow Pages Income Fund (e)	2,850,000	35,855,442
		116,780,959
Multiline Retail - 0.5%
Canadian Tire Corp. Ltd. Class A (non-vtg.) (e)	260,000	20,213,556
Specialty Retail - 0.0%
Lululemon Athletica, Inc.	6,900	221,766
Textiles, Apparel & Luxury Goods - 2.0%
Gildan Activewear, Inc. (a)	2,275,000	78,186,463
TOTAL CONSUMER DISCRETIONARY		240,774,933
CONSUMER STAPLES - 3.3%
Food & Staples Retailing - 2.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,250,000	24,526,577
Metro, Inc. Class A (sub. vtg.)	750,000	26,717,915
Shoppers Drug Mart Corp.	1,150,000	56,341,052
		107,585,544
Food Products - 0.6%
Saskatchewan Wheat Pool, Inc. (a)	826,500	8,794,202
Saskatchewan Wheat Pool, Inc. (a)(f)	1,273,500	13,550,412
		22,344,614
TOTAL CONSUMER STAPLES		129,930,158
ENERGY - 25.0%
Energy Equipment & Services - 0.8%
CCS Income Trust (e)	515,000	21,484,485
CCS Income Trust (f)	135,000	5,625,194
CHC Helicopter Corp. Class A (sub. vtg.)	150,000	4,054,092
Savanna Energy Services Corp. (a)	140,000	2,368,988
		33,532,759
Oil, Gas & Consumable Fuels - 24.2%
AltaGas Income Trust	650,000	16,696,353
Cameco Corp.	900,000	36,533,233
Canadian Natural Resources Ltd.	1,821,000	124,979,291

	Shares	Value
Canadian Oil Sands Trust	1,175,000	$ 35,887,785
Duvernay Oil Corp. (a)	350,000	11,047,624
EnCana Corp.	2,200,000	134,677,041
Galleon Energy, Inc. (a)(f)	100,000	1,519,640
Galleon Energy, Inc. Class A (a)	700,000	10,637,480
Husky Energy, Inc.	1,400,000	55,425,143
Keyera Facilities Income Fund (e)	1,000,000	17,258,836
Nexen, Inc.	1,150,000	35,663,261
Niko Resources Ltd.	406,900	36,902,134
Niko Resources Ltd. (f)	20,000	1,813,818
Petro-Canada	1,000,000	54,551,420
Suncor Energy, Inc.	1,650,000	149,191,432
Talisman Energy, Inc.	3,200,000	58,528,171
TransCanada Corp.	2,500,000	90,231,555
Uranium One, Inc. (a)	275,300	3,192,520
Valero Energy Corp.	280,000	18,762,800
Western Oil Sands, Inc. Class A (a)	2,055,800	71,925,055
		965,424,592
TOTAL ENERGY		998,957,351
FINANCIALS - 24.1%
Capital Markets - 0.7%
Addenda Capital, Inc.	200,000	3,811,756
CI Financial Income Fund (e)	950,000	24,812,037
		28,623,793
Commercial Banks - 13.6%
Bank of Montreal	2,100,000	131,094,966
Canadian Imperial Bank of Commerce	675,000	58,533,327
National Bank of Canada	650,000	37,128,058
Royal Bank of Canada	2,850,000	144,517,203
Toronto-Dominion Bank	2,700,000	172,777,724
		544,051,278
Diversified Financial Services - 0.7%
Onex Corp. (sub. vtg.)	425,000	13,403,019
TSX Group, Inc.	350,000	14,141,746
		27,544,765
Insurance - 7.1%
ING Canada, Inc.	580,800	25,966,394
Manulife Financial Corp.	4,550,000	165,927,627
Power Corp. of Canada (sub. vtg.)	1,200,000	43,648,636
Sun Life Financial, Inc.	1,000,000	47,239,149
		282,781,806
Real Estate Management & Development - 2.0%
Brookfield Asset Management, Inc. Class A (e)	1,550,000	54,330,646
Brookfield Properties Corp.	1,150,000	25,990,000
		80,320,646
TOTAL FINANCIALS		963,322,288
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 11.4%
Aerospace & Defense - 3.3%
Bombardier, Inc. Class B (sub. vtg.)	14,600,000	$ 88,281,616
CAE, Inc.	3,350,000	43,245,055
		131,526,671
Commercial Services & Supplies - 0.2%
Garda World Security Corp. (a)	440,000	8,559,108
Construction & Engineering - 2.4%
SNC-Lavalin Group, Inc.	2,675,000	96,823,615
Machinery - 0.2%
Bucyrus International, Inc. Class A	100,000	6,356,000
Road & Rail - 3.9%
Canadian National Railway Co.	2,150,000	111,904,003
Canadian Pacific Railway Ltd.	475,000	34,955,939
TransForce Income Fund (e)	844,237	10,866,574
		157,726,516
Trading Companies & Distributors - 1.4%
Finning International, Inc.	2,100,000	55,123,277
TOTAL INDUSTRIALS		456,115,187
INFORMATION TECHNOLOGY - 6.9%
Communications Equipment - 3.2%
Research In Motion Ltd. (a)	600,000	128,400,000
Electronic Equipment & Instruments - 0.2%
Miranda Technologies, Inc. (a)	513,700	4,382,366
Miranda Technologies, Inc. (a)(f)	186,300	1,589,322
		5,971,688
Internet Software & Services - 2.1%
Google, Inc. Class A (sub. vtg.) (a)	155,000	79,050,000
Open Text Corp. (a)	347,598	6,536,811
		85,586,811
IT Services - 0.6%
CGI Group, Inc. Class A (sub. vtg.) (a)	1,750,000	17,964,282
Emergis, Inc. (a)	700,000	4,560,795
		22,525,077
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Corp. Class A (a)	325,000	10,663,250
Tundra Semiconductor Corp. Ltd. (a)	200,000	2,039,936
		12,703,186
Software - 0.5%
MacDonald Dettwiler & Associates Ltd. (a)	410,000	18,364,864
TOTAL INFORMATION TECHNOLOGY		273,551,626

	Shares	Value
MATERIALS - 9.3%
Chemicals - 2.8%
Potash Corp. of Saskatchewan, Inc.	1,375,000	$ 111,017,503
Metals & Mining - 6.5%
Aber Diamond Corp.	450,000	16,773,226
Alcan, Inc.	1,000,000	97,131,340
Barrick Gold Corp.	900,000	29,564,076
Eldorado Gold Corp. (a)	1,100,000	5,001,406
Fording Canadian Coal Trust	370,000	12,081,279
Goldcorp, Inc.	850,000	21,594,638
Kinross Gold Corp. (a)	1,550,000	20,052,498
Meridian Gold, Inc. (a)	380,300	10,735,872
Shore Gold, Inc. (a)	2,000,000	8,924,721
Teck Cominco Ltd. Class B (sub. vtg.)	662,100	29,359,079
US Gold Corp. (a)	1,111,300	6,478,879
US Gold Corp. warrants 2/22/11 (a)(g)	200,000	365,614
		258,062,628
TOTAL MATERIALS		369,080,131
TELECOMMUNICATION SERVICES - 7.4%
Diversified Telecommunication Services - 3.4%
BCE, Inc.	1,100,000	41,537,452
TELUS Corp. (non-vtg.)	1,750,000	95,940,752
		137,478,204
Wireless Telecommunication Services - 4.0%
American Tower Corp. Class A (a)	325,000	13,539,500
Rogers Communications, Inc. Class B (non-vtg.)	3,225,000	145,785,600
		159,325,100
TOTAL TELECOMMUNICATION SERVICES		296,803,304
TOTAL COMMON STOCKS (Cost $2,584,309,934)		3,728,534,978
Government Obligations - 2.8%
Principal Amount (d)
Canadian Government Treasury Bills 4.1501% to 4.5618% 8/9/07 to 11/1/07 (Cost $112,385,651)	CAD	121,650,000	113,432,713
Money Market Funds - 7.6%
	Shares	Value
Fidelity Cash Central Fund, 5.38% (b)	130,478,270	$ 130,478,270
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	174,120,500	174,120,500
TOTAL MONEY MARKET FUNDS (Cost $304,598,770)		304,598,770
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $3,001,294,355)	4,146,566,461
NET OTHER ASSETS - (3.8)%	(152,683,192)
NET ASSETS - 100%	$ 3,993,883,269
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,722,640 or 0.6% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $365,614 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
US Gold Corp. warrants 2/22/11	2/8/06	$ 98,359
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,897,082
Fidelity Securities Lending Cash Central Fund	3,203,752
Total	$ 5,100,834
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
WestJet Airlines Ltd.	$ 3,582,328	$ 281,310	$ 5,177,899	$ -	$ -
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $3,008,641,312. Net unrealized appreciation aggregated $1,137,925,149, of which $1,180,019,511 related to appreciated investment securities and $42,094,362 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® China Region Fund

July 31, 2007

1.804836.103

HKC-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
CONSUMER DISCRETIONARY - 11.8%
Automobiles - 0.1%
Yulon Motor Co. Ltd.	822,000	$ 1,047,261
Distributors - 1.7%
Li & Fung Ltd.	5,188,600	17,978,445
Hotels, Restaurants & Leisure - 1.1%
Ambassador Hotel	2,644,000	2,824,597
Banyan Tree Holdings Ltd.	1,720,000	2,666,227
China Travel International Investment HK Ltd.	2,962,000	1,969,257
Mandarin Oriental International Ltd.	2,130,000	4,643,400
		12,103,481
Household Durables - 0.3%
Chong Hong Construction Co. Ltd.	1,544,400	3,384,509
Leisure Equipment & Products - 0.7%
Li Ning Co. Ltd.	3,080,000	7,299,448
Media - 0.6%
Asia Media Co. Ltd.	286,000	4,162,107
Qin Jia Yuan Media Services Co. Ltd.	4,044,000	2,579,615
		6,741,722
Multiline Retail - 1.8%
Far East Department Stores Co. Ltd.	6,131,000	5,830,327
Lifestyle International Holdings Ltd.	1,456,000	5,799,996
Parkson Retail Group Ltd.	1,125,000	8,409,268
		20,039,591
Specialty Retail - 3.5%
Belle International Holdings Ltd.	10,559,000	12,277,593
Esprit Holdings Ltd.	1,764,000	23,573,693
GOME Electrical Appliances Holdings Ltd.	1,097,000	1,762,165
		37,613,451
Textiles, Apparel & Luxury Goods - 2.0%
China Hongxing Sports Ltd.	5,720,000	2,999,604
Embry Holdings Ltd.	3,123,000	2,742,331
Hongguo International Holdings Ltd.	2,019,000	1,398,384
Peace Mark Holdings Ltd.	3,764,000	5,855,683
Ports Design Ltd.	950,000	2,273,342
Qualipak International Holdings Ltd.	2,792,000	3,383,852
Tainan Spinning Co. Ltd.	5,802,000	2,873,678
Tak Sing Alliance Holdings Ltd.	1,174,000	427,537
		21,954,411
TOTAL CONSUMER DISCRETIONARY		128,162,319
CONSUMER STAPLES - 1.6%
Beverages - 0.3%
Dynasty Fine Wines Group Ltd.	159,000	62,465
Yantai Changyu Pioneer Wine Co. (B Shares)	615,963	3,404,002
		3,466,467

	Shares	Value
Food & Staples Retailing - 0.2%
Olam International Ltd.	1,109,000	$ 2,194,591
Food Products - 1.1%
China Mengniu Dairy Co. Ltd.	916,000	3,228,210
Unified-President Enterprises Corp.	5,268,000	5,692,054
Wilmar International Ltd.	1,104,000	2,475,989
		11,396,253
TOTAL CONSUMER STAPLES		17,057,311
ENERGY - 4.8%
Energy Equipment & Services - 0.7%
China Oilfield Services Ltd. (H Shares)	4,948,000	7,131,003
Oil, Gas & Consumable Fuels - 4.1%
China Coal Energy Co. Ltd. (H Shares)	9,957,000	18,432,206
China Shenhua Energy Co. Ltd. (H Shares)	3,475,000	13,640,418
Formosa Petrochemical Corp.	1,895,000	5,267,579
Straits Asia Resources Ltd.	5,679,000	4,345,409
Straits Resources Ltd.	828,476	2,965,140
		44,650,752
TOTAL ENERGY		51,781,755
FINANCIALS - 26.6%
Capital Markets - 2.6%
China Merchants Bank Co. Ltd. warrants (UBS Warrant Programme) 12/31/99 (a)	652,000	2,565,316
China Merchants Property Development Co. Ltd. warrants (UBS Warrant Programme) 6/4/10 (a)	296,173	2,349,369
Guangzhou Baiyun International Airport warrants (UBS Warrant Programme) 5/28/10 (a)	2,565,000	6,821,719
Hudong Heavy Machinery Co. Ltd. warrants (UBS Warrant Programme) 6/8/10 (a)	188,715	3,891,367
Pingdingshan Tianan Coal Mining Co. Ltd. warrants (UBS Warrant Programme) 12/31/99 (a)	1,589,420	5,183,735
Sany Heavy Industry Co. Ltd. warrants (UBS Warrant Programme) 6/28/10 (a)	171,411	1,031,204
Shanghai International Airport warrants (UBS Warrant Programme) 12/31/99 (a)	379,400	2,058,119
Shanghai International Port Group Co. Ltd. warrants (UBS Warrant Programme) 6/4/10 (a)	2,120,300	2,563,446
Shanghai Pudong Development Bank Co. Ltd. warrants (UBS Warrant Programme) 1/15/10 (a)	420,885	2,235,943
		28,700,218
Commercial Banks - 3.8%
China Construction Bank Corp. (H Shares)	16,586,000	12,299,023
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
China Merchants Bank Co. Ltd. (H Shares)	1,538,500	$ 5,506,358
Chinatrust Financial Holding Co. Ltd.	11,463,000	9,084,032
Sinopac Holdings Co.	24,846,000	12,646,780
Standard Chartered PLC (Hong Kong)	36,558	1,182,850
		40,719,043
Diversified Financial Services - 6.1%
China Everbright Ltd. (a)	4,484,000	10,373,421
Fubon Financial Holding Co. Ltd.	3,728,000	3,465,634
Fuhwa Financial Holding Co. Ltd. (a)	13,310,000	8,742,434
Hong Kong Exchanges & Clearing Ltd.	1,965,000	32,064,798
Jardine Matheson Holdings Ltd.	4,743	114,781
Singapore Exchange Ltd.	1,789,000	11,682,784
		66,443,852
Insurance - 6.5%
China Life Insurance Co. Ltd. (H Shares)	8,117,000	35,000,503
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	2,463,500	21,033,706
Shin Kong Financial Holding Co. Ltd.	12,008,980	14,695,984
		70,730,193
Real Estate Management & Development - 7.6%
China Overseas Land & Investment Ltd.	10,470,000	22,176,156
China Resources Land Ltd.	7,888,000	14,332,223
Hang Lung Properties Ltd.	5,910,000	21,738,991
Hung Poo Real Estate Development Co. Ltd.	1,245,000	1,548,234
Kerry Properties Ltd.	2,661,000	19,175,707
Shenzhen Investment Ltd.	3,946,000	3,372,740
		82,344,051
TOTAL FINANCIALS		288,937,357
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	1,008,000	2,503,343
INDUSTRIALS - 17.8%
Commercial Services & Supplies - 0.0%
China Boqi Environmental Solutions Technology Co. Ltd.	67	90,491
Construction & Engineering - 1.8%
China Communications Construction Co. Ltd. (H Shares)	8,801,000	19,748,658
Industrial Conglomerates - 1.8%
Far Eastern Textile Ltd.	2,676,000	3,066,768
Hong Leong Asia Ltd.	2,337,000	5,981,240
Shanghai Industrial Holdings Ltd. (H Shares)	2,418,000	10,455,680
		19,503,688

	Shares	Value
Machinery - 3.2%
China Infrastructure Machinery Holdings Ltd.	4,434,000	$ 9,868,734
China International Marine Containers Co. Ltd. (B Shares)	4,585,080	11,201,698
PME Group Ltd.	6,790,000	2,786,253
Weichai Power Co. Ltd. (H Shares)	816,000	5,634,038
Yangzijiang Shipbuilding Holdings Ltd.	4,750,000	6,109,829
		35,600,552
Marine - 7.6%
China Cosco Holdings Co. Ltd. (H Shares)	5,148,500	9,067,773
China Shipping Development Co. Ltd. (H Shares)	2,906,000	7,513,080
Cosco Corp. Singapore Ltd.	5,888,000	20,002,111
First Steamship Co. Ltd. (a)	6,530,000	13,255,448
Sincere Navigation Corp.	4,392,000	9,705,264
STX Pan Ocean Co. Ltd.	6,786,000	10,519,195
U-Ming Marine Transport Corp.	4,632,000	12,325,082
		82,387,953
Trading Companies & Distributors - 0.3%
Noble Group Ltd.	2,668,000	2,991,821
Transportation Infrastructure - 3.1%
China Merchants Holdings International Co. Ltd.	2,250,000	10,922,480
Dalian Port (PDA) Co. Ltd. (H Shares)	13,262,000	10,191,275
Jiangsu Expressway Co. Ltd. (H Shares)	4,640,000	4,630,585
Tianjin Port Development Holdings Ltd.	7,048,000	5,620,653
Xiamen International Port Co. Ltd. (H Shares)	6,222,000	2,333,253
		33,698,246
TOTAL INDUSTRIALS		194,021,409
INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 0.3%
Proactive Technology Holdings Ltd. (a)	1,704,000	3,348,718
Computers & Peripherals - 1.5%
InnoLux Display Corp.	2,621,000	11,863,163
Tatung Co. (a)	9,177,000	4,922,893
		16,786,056
Electronic Equipment & Instruments - 3.1%
Delta Electronics, Inc.	1,076,250	4,248,053
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,097,953	17,392,887
Ju Teng International Holdings Ltd. (a)	6,050,000	2,660,015
Kingboard Chemical Holdings Ltd.	618,800	3,406,128
Synnex Technology International Corp.	2,983,000	6,318,952
		34,026,035
Internet Software & Services - 1.8%
Baidu.com, Inc. sponsored ADR (a)	12,800	2,585,344
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Sina Corp. (a)	129,700	$ 5,579,694
Tencent Holdings Ltd.	2,408,000	10,979,707
		19,144,745
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Semiconductor Engineering, Inc. (a)	2,247,690	2,945,858
MediaTek, Inc.	621,810	11,238,786
PixArt Imaging, Inc.	340,000	4,352,464
Taiwan Semiconductor Manufacturing Co. Ltd.	4,303,133	8,525,211
		27,062,319
Software - 0.0%
Perfect World Co. Ltd. sponsored ADR Class B	6,500	156,650
TOTAL INFORMATION TECHNOLOGY		100,524,523
MATERIALS - 19.0%
Chemicals - 6.0%
China Energy Ltd.	3,582,000	4,087,639
Formosa Chemicals & Fibre Corp.	2,680,365	6,241,577
Formosa Plastics Corp.	12,080,000	29,823,524
Sinofert Holdings Ltd.	4,244,000	2,927,408
Taiwan Fertilizer Co. Ltd.	9,734,000	22,132,842
		65,212,990
Construction Materials - 3.7%
Anhui Conch Cement Co. Ltd. (H Shares)	2,924,000	18,597,358
Asia Cement Corp.	2,332,000	3,020,818
Luks Group (Vietnam Holdings) Co. Ltd.	726,000	998,620
Taiwan Cement Corp.	11,473,600	13,935,901
TCC International Holdings Ltd.	2,566,000	3,161,361
		39,714,058
Containers & Packaging - 0.0%
Hop Fung Group Holdings Ltd.	662,000	320,587
Metals & Mining - 6.3%
Aluminum Corp. of China Ltd. (H Shares)	4,952,000	9,972,978
BHP Billiton Ltd.	313,000	9,981,550
China Molybdenum Co. Ltd. (H Shares)	2,920,000	6,260,714
China Steel Corp.	13,128,380	17,206,265
Jiangxi Copper Co. Ltd. (H Shares)	1,584,000	2,963,474

	Shares	Value
Rio Tinto Ltd.	45,500	$ 3,608,975
Shougang Concord International Enterprises Co. Ltd.	27,166,000	8,657,371
Tung Ho Steel Enterprise Corp.	4,029,000	5,108,550
Zijin Mining Group Co. Ltd. (H Shares)	5,962,000	4,557,320
		68,317,197
Paper & Forest Products - 3.0%
Lee & Man Paper Manufacturing Ltd.	3,030,000	12,914,327
Nine Dragons Paper (Holdings) Ltd.	5,039,400	14,791,385
Sino-Forest Corp. (a)	344,300	5,438,694
		33,144,406
TOTAL MATERIALS		206,709,238
TELECOMMUNICATION SERVICES - 2.3%
Wireless Telecommunication Services - 2.3%
China Mobile (Hong Kong) Ltd.	2,217,500	25,452,465
UTILITIES - 1.8%
Independent Power Producers & Energy Traders - 1.8%
China High Speed Transmission Equipment Group Co. Ltd.	10,054,000	19,115,729
TOTAL COMMON STOCKS (Cost $836,604,220)		1,034,265,449
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 5.38% (b) (Cost $38,208,830)	38,208,830	38,208,830
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $874,813,050)	1,072,474,279
NET OTHER ASSETS - 1.4%	14,943,125
NET ASSETS - 100%	$ 1,087,417,404
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,916,848
Fidelity Securities Lending Cash Central Fund	7,148
Total	$ 2,923,996
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $875,083,810. Net unrealized appreciation aggregated $197,390,469, of which $208,719,153 related to appreciated investment securities and $11,328,684 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Diversified International Fund

July 31, 2007

1.804871.103

DIF-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
Australia - 3.2%
Aristocrat Leisure Ltd.	3,750,000	$ 43,619,428
Babcock & Brown Ltd.	500,000	12,011,054
BHP Billiton Ltd. sponsored ADR (d)	3,100,000	197,718,000
Brambles Ltd. (a)	13,500,000	127,464,597
Brambles Ltd. unit (a)	7,500,000	70,692,720
Cochlear Ltd.	1,300,000	68,461,731
Commonwealth Bank of Australia	1,500,000	69,356,488
Computershare Ltd.	22,000,000	187,285,527
CSL Ltd.	5,200,000	394,153,460
Macquarie Bank Ltd.	750,000	52,726,781
National Australia Bank Ltd.	7,000,000	228,819,317
QBE Insurance Group Ltd.	9,500,000	242,619,887
TOTAL AUSTRALIA		1,694,928,990
Austria - 0.1%
Raiffeisen International Bank Holding AG	500,000	76,737,068
Belgium - 0.5%
InBev SA	3,038,200	246,820,145
Bermuda - 0.2%
Clear Media Ltd. (a)	23,790,000	24,166,326
Genesis Lease Ltd. ADR	269,800	6,936,558
Willis Group Holdings Ltd.	1,700,000	69,003,000
TOTAL BERMUDA		100,105,884
Brazil - 0.8%
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	1,000,000	45,740,000
Banco Nossa Caixa SA	1,650,000	27,978,718
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (d)	139,000	8,014,740
Cosan SA Industria E Comercio (a)	2,000,000	33,775,608
Cyrela Brazil Realty SA	2,600,000	30,730,283
Petroleo Brasileiro SA Petrobras sponsored ADR	276,000	17,912,400
Redecard SA	3,000,000	51,125,146
Uniao de Bancos Brasileiros SA (Unibanco) GDR	1,500,000	174,960,000
Vivo Participacoes SA (PN) sponsored ADR	6,500,000	29,185,000
TOTAL BRAZIL		419,421,895
Canada - 6.4%
BCE, Inc.	1,000,000	37,761,320
Bombardier, Inc. Class B (sub. vtg.)	2,500,000	15,116,715
Brookfield Asset Management, Inc. Class A (d)	4,800,000	168,249,742
Canadian National Railway Co.	2,725,000	141,831,818
Canadian Natural Resources Ltd.	10,000,000	686,322,302
Canadian Pacific Railway Ltd.	1,300,000	95,668,885
EnCana Corp.	6,500,000	397,909,440
Finning International, Inc.	500,000	13,124,590
Flint Energy Services Ltd. (a)	2,200,000	58,985,657
Lundin Mining Corp. (a)	865,000	11,101,387

	Shares	Value
Meridian Gold, Inc. (a)	661,700	$ 18,679,797
Nexen, Inc.	2,000,000	62,023,062
Niko Resources Ltd. (e)	3,900,000	353,694,572
OZ Optics Ltd. unit (a)(g)	102,000	1,504,500
Potash Corp. of Saskatchewan, Inc.	2,200,000	177,628,004
Power Corp. of Canada (sub. vtg.)	3,800,000	138,220,681
Rogers Communications, Inc. Class B (non-vtg.)	3,000,000	135,614,512
Shoppers Drug Mart Corp.	1,500,000	73,488,329
SNC-Lavalin Group, Inc.	3,680,000	133,200,337
Suncor Energy, Inc.	2,350,000	212,484,766
Suramina Resources, Inc. (a)	500,000	539,046
TransCanada Corp.	3,600,000	129,933,440
Trican Well Service Ltd.	2,619,900	49,391,759
Ultra Petroleum Corp. (a)	800,000	44,232,000
Western Oil Sands, Inc. Class A (a)	7,000,000	244,904,847
TOTAL CANADA		3,401,611,508
Cayman Islands - 0.2%
Foxconn International Holdings Ltd. (a)	5,000,000	14,315,403
GlobalSantaFe Corp.	1,200,000	86,052,000
Lee & Man Paper Manufacturing Ltd.	5,000,000	21,310,770
TOTAL CAYMAN ISLANDS		121,678,173
China - 0.1%
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)(d)	2,920,300	14,046,643
Global Bio-Chem Technology Group Co. Ltd.	49,999,600	24,170,752
TOTAL CHINA		38,217,395
Czech Republic - 0.4%
Ceske Energeticke Zavody AS	4,500,000	235,959,163
Denmark - 0.5%
DSV de Sammensluttede Vognmaend AS	1,159,400	26,331,344
Novo Nordisk AS Series B	16,100	1,702,419
Novozymes AS Series B	2,000,000	238,329,487
TOTAL DENMARK		266,363,250
Finland - 0.9%
Neste Oil Oyj	350,000	12,643,554
Nokia Corp. sponsored ADR	15,600,000	446,784,000
TOTAL FINLAND		459,427,554
France - 9.4%
Accor SA	1,100,000	95,278,210
Alcatel-Lucent SA sponsored ADR	34,000,000	394,400,000
Alstom SA	1,650,000	302,090,628
AXA SA sponsored ADR	7,000,000	274,120,000
bioMerieux SA	300,000	27,417,629
BNP Paribas SA	1,900,000	212,486,965
Bouygues SA	2,950,000	238,726,445
Cap Gemini SA	1,428,200	95,173,312
CNP Assurances	900,000	119,284,542
Common Stocks - continued
	Shares	Value
France - continued
Dassault Aviation SA	36,265	$ 39,251,961
Electricite de France	2,799,500	286,612,660
Essilor International SA (d)	2,400,000	147,617,597
Financiere Marc de Lacharriere SA (Fimalac) (d)	1,450,000	121,427,378
Groupe Danone	1,650,000	117,968,874
Ipsen SA	500,000	26,600,724
Ipsos SA (e)	1,999,664	70,430,823
L'Oreal SA	1,200,000	138,720,000
LVMH Moet Hennessy - Louis Vuitton	1,400,000	158,542,504
Michelin SA (Compagnie Generale des Etablissements) Series B	150,000	20,079,852
Neopost SA (d)	1,450,000	212,180,455
Pernod Ricard SA	1,100,000	233,092,948
Pinault Printemps-Redoute SA	600,000	105,524,415
Renault SA	1,116,800	163,606,231
Sanofi-Aventis sponsored ADR	1,400,000	58,450,000
Societe Generale Series A	1,409,920	245,326,080
Sodexho Alliance SA	1,123,796	74,980,507
Soitec SA (a)(d)	1,000,000	17,761,183
Suez SA (France)	1,763,700	94,048,596
Total SA:
Series B	68,200	5,361,223
sponsored ADR	500,000	39,305,000
Vallourec SA	200,000	52,840,203
Veolia Environnement	4,753,341	354,415,717
Vinci SA	6,000,000	435,792,106
TOTAL FRANCE		4,978,914,768
Germany - 9.0%
Adidas-Salomon AG	135,000	8,279,475
Allianz AG:
(Reg.)	18,960	4,019,536
sponsored ADR (d)	22,000,000	466,400,000
Arcandor AG (a)(d)	2,400,000	73,989,421
BASF AG	125,800	16,284,873
Bayer AG	12,363,610	874,976,056
Bayerische Motoren Werke AG (BMW)	2,650,000	166,185,422
Celesio AG	1,000,000	60,768,423
Continental AG	1,054,923	153,025,846
DaimlerChrysler AG	2,800,000	254,100,000
Deutsche Boerse AG	200,000	23,390,575
Deutsche Postbank AG	750,000	58,435,386
E.ON AG	38,480	6,040,998
E.ON AG sponsored ADR (d)	12,000,000	627,960,000
Fresenius AG	2,300,000	169,791,709
GEA Group AG (a)	2,000,000	66,118,672
Gerresheimer AG	1,000,000	50,300,546
GFK AG	1,600,000	83,086,212
Henkel KGaA	1,200,000	59,161,980
Hochtief AG	21,000	2,138,197
K&S AG	924,100	137,842,298

	Shares	Value
Linde AG	3,036,286	$ 360,877,409
MAN AG	900,000	131,919,886
MTU Aero Engines Holding AG	1,150,000	79,230,885
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	1,163,900	202,008,245
RWE AG	1,000,000	106,909,185
Siemens AG:
(Reg.)	30,900	3,912,882
sponsored ADR	4,100,000	519,183,000
TOTAL GERMANY		4,766,337,117
Hong Kong - 0.8%
China Mobile (Hong Kong) Ltd. sponsored ADR	3,050,000	175,039,500
Cosco Pacific Ltd.	9,000,000	23,500,672
Esprit Holdings Ltd.	11,810,000	157,826,144
Hutchison Whampoa Ltd.	5,000,000	53,150,793
Techtronic Industries Co. Ltd.	18,000,000	21,120,427
Television Broadcasts Ltd.	1,000,000	6,819,986
TOTAL HONG KONG		437,457,522
India - 2.4%
Bajaj Auto Ltd.	600,000	35,155,013
Bharti Airtel Ltd. (a)	3,600,000	81,078,820
Infosys Technologies Ltd.	5,750,000	282,678,522
Reliance Energy Ltd.	1,000,000	19,751,182
Reliance Industries Ltd.	9,000,000	424,023,382
Satyam Computer Services Ltd.	16,500,000	197,269,218
State Bank of India	4,000,000	193,132,692
Tata Consultancy Services Ltd.	1,100,000	31,647,922
TOTAL INDIA		1,264,736,751
Ireland - 1.2%
CRH PLC	4,250,000	191,038,763
IAWS Group PLC (Ireland)	4,000,000	83,743,020
Ryanair Holdings PLC sponsored ADR (a)(d)	5,650,000	234,418,500
Smurfit Kappa Group plc	4,915,558	115,354,394
TOTAL IRELAND		624,554,677
Italy - 3.5%
AEM SpA (d)	12,000,000	40,180,229
Enel SpA ADR (d)	71,000	3,652,950
ENI SpA	124,700	4,349,553
Fiat SpA (d)	26,300,000	781,650,777
Impregilo SpA (a)	279,000	2,240,988
Intesa Sanpaolo SpA	44,478,464	339,914,861
Prysmian SpA	1,542,100	42,244,853
Common Stocks - continued
	Shares	Value
Italy - continued
Saipem SpA	60,700	$ 2,197,737
Unicredito Italiano SpA	72,999,500	626,602,852
TOTAL ITALY		1,843,034,800
Japan - 14.8%
Aeon Co. Ltd.	6,000,000	95,835,170
Aeon Mall Co. Ltd. (d)	150,000	4,486,778
Asahi Glass Co. Ltd.	1,000,000	13,388,761
Canon, Inc. sponsored ADR	8,890,000	471,881,200
Casio Computer Co. Ltd.	2,500,000	38,101,487
Chugai Pharmaceutical Co. Ltd.	8,000,000	138,027,740
East Japan Railway Co.	14,000	103,837,093
Fanuc Ltd.	2,300,000	248,958,577
Hirose Electric Co. Ltd. (d)	1,000,000	123,660,102
Hitachi Ltd.	4,000,000	28,440,001
Honda Motor Co. Ltd. sponsored ADR	5,800,000	208,916,000
Hoya Corp.	2,520,500	79,705,175
Ibiden Co. Ltd.	250,000	18,328,833
Japan Tobacco, Inc.	85,000	431,980,450
JSR Corp.	5,000,000	125,426,961
Kawasaki Kisen Kaisha Ltd.	6,000,000	82,125,933
KDDI Corp.	3,500	23,217,930
Keyence Corp. (d)	920,000	197,636,319
Komatsu Ltd.	4,000,000	126,244,148
Konica Minolta Holdings, Inc.	3,000,000	44,354,436
Kubota Corp.	21,000,000	174,374,648
Leopalace21 Corp.	250,000	7,903,341
Makita Corp. sponsored ADR	125,000	5,696,250
Mitsubishi Estate Co. Ltd.	7,000,000	178,079,120
Mitsui & Co. Ltd.	18,000,000	423,009,690
Mitsui Fudosan Co. Ltd.	4,700,000	122,715,056
Mitsui O.S.K. Lines Ltd.	4,000,000	62,446,627
Mizuho Financial Group, Inc.	54,500	383,849,555
Mori Seiki Co. Ltd.	300,000	9,785,237
Murata Manufacturing Co. Ltd.	2,600,000	194,254,350
Namco Bandai Holdings, Inc.	1,800,000	28,204,117
Nidec Corp.	400,000	26,478,240
Nikon Corp.	300,000	9,501,059
Nintendo Co. Ltd.	1,705,100	835,499,022
Nippon Electric Glass Co. Ltd.	3,750,000	58,468,796
NTT DoCoMo, Inc.	29,811	41,168,992
ORIX Corp.	2,100,000	504,034,057
Shin-Etsu Chemical Co. Ltd.	4,700,000	347,045,303
Shinsei Bank Ltd.	2,000,000	7,471,075
Sony Corp.	1,000,000	52,740,001
Stanley Electric Co. Ltd.	1,500,000	35,514,121
Sumco Corp.	2,000,000	102,681,340
Sumitomo Metal Industries Ltd.	10,000,000	57,585,582
Sumitomo Mitsui Financial Group, Inc.	12,550	113,417,413
Sumitomo Trust & Banking Co. Ltd.	9,000,000	75,984,581
T&D Holdings, Inc.	2,500,000	163,492,975
Takeda Pharamaceutical Co. Ltd.	3,000,000	195,423,917

	Shares	Value
Tokai Carbon Co. Ltd.	2,500,000	$ 27,350,602
Tokuyama Corp.	4,000,000	58,094,554
Tokyo Tatemono Co. Ltd.	2,000,000	24,128,005
Toshiba Corp. (d)	12,000,000	112,545,064
Toyota Motor Corp. sponsored ADR	6,550,000	790,126,500
TOTAL JAPAN		7,833,622,284
Korea (South) - 1.9%
Amorepacific Corp.	200,000	143,494,980
Kookmin Bank sponsored ADR	1,800,000	154,422,000
Korean Reinsurance Co.	1,300,460	19,434,342
LG Household & Health Care Ltd.	519,530	68,864,093
NHN Corp.	900,000	164,337,568
Samsung Fire & Marine Insurance Co. Ltd.	400,000	82,108,431
Shinhan Financial Group Co. Ltd.	3,300,000	224,086,428
SK Energy Co. Ltd.	639,000	109,135,673
SK Holdings Co. Ltd.	261,000	49,018,925
TOTAL KOREA (SOUTH)		1,014,902,440
Luxembourg - 0.3%
SES SA FDR (France) unit	6,916,322	147,637,607
Malaysia - 0.1%
DiGi.com Bhd	5,000,000	31,408,308
Mexico - 1.1%
America Movil SAB de CV Series L sponsored ADR	6,750,000	404,190,000
Fomento Economico Mexicano SA de CV sponsored ADR	3,700,000	136,974,000
Grupo Televisa SA de CV (CPO) sponsored ADR	700,000	17,675,000
TOTAL MEXICO		558,839,000
Netherlands - 4.0%
ABN-AMRO Holding NV sponsored ADR	8,000,000	383,200,000
Arcelor Mittal:
(NY Shares) Class A	4,200,000	256,284,000
Class A	54,300	3,397,803
Chicago Bridge & Iron Co. NV (NY Shares)	2,000,000	81,200,000
CNH Global NV	700,000	37,051,000
Heineken NV (Bearer)	1,700,000	107,610,000
ING Groep NV sponsored ADR	5,800,000	244,644,000
Koninklijke Numico NV	5,000,000	366,444,128
Koninklijke Philips Electronics NV (NY Shares)	5,800,000	234,320,000
Nutreco Holding NV	235,100	17,613,025
OPG Groep NV (A Shares)(Certificaten Van Aandelen) unit	2,094,400	67,433,973
Reed Elsevier NV sponsored ADR	8,700,000	319,725,000
TOTAL NETHERLANDS		2,118,922,929
Common Stocks - continued
	Shares	Value
Netherlands Antilles - 0.7%
Schlumberger Ltd. (NY Shares)	4,100,000	$ 388,352,000
Norway - 0.6%
Marine Harvest ASA (a)	50,000,000	63,220,560
Statoil ASA sponsored ADR	69,000	2,042,400
Telenor ASA	13,089,400	240,620,576
TOTAL NORWAY		305,883,536
Papua New Guinea - 0.1%
Lihir Gold Ltd. (a)	15,000,000	39,113,685
Russia - 0.5%
Gazprom OAO sponsored ADR	2,000,000	86,500,000
JSC MMC 'Norilsk Nickel' sponsored ADR	425,800	100,488,800
Magma OJSC sponsored GDR (a)(f)	1,900,000	27,740,000
Rostelecom sponsored ADR (d)	91,000	5,187,000
Sberbank (Savings Bank of the Russian Federation) GDR	60,000	27,421,734
TOTAL RUSSIA		247,337,534
Singapore - 0.1%
DBS Group Holdings Ltd.	5,000,000	76,187,335
South Africa - 0.7%
Bidvest Group Ltd.	200,000	4,072,397
Gold Fields Ltd. sponsored ADR	10,800,000	178,416,000
Highveld Steel & Vanadium Corp. Ltd. ADR	378,000	5,337,360
Impala Platinum Holdings Ltd.	5,500,000	161,425,577
Kumba Iron Ore Ltd.	53,000	1,414,815
Mondi Ltd. unit (a)	590,000	5,081,750
MTN Group Ltd.	2,000,000	28,329,839
Sasol Ltd. sponsored ADR	54,000	2,030,940
TOTAL SOUTH AFRICA		386,108,678
Spain - 3.4%
Actividades de Construccion y Servicios SA (ACS)	3,250,000	195,407,221
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	20,200,000	493,284,000
Banco Santander Central Hispano SA sponsored ADR (d)	9,500,000	176,700,000
Enagas SA	4,319,649	103,616,178
Grupo Acciona SA	7,600	1,983,697
Inditex SA (d)	4,809,000	291,972,131
Red Electrica de Espana SA	1,700,000	77,415,769
Telefonica SA	7,200,000	168,552,650
Telefonica SA sponsored ADR	4,000,000	280,920,000
TOTAL SPAIN		1,789,851,646
Sweden - 2.0%
AB Volvo sponsored ADR	265,000	4,883,950
Assa Abloy AB (B Shares)	9,308,800	203,773,764
Atlas Copco AB (A Shares)	2,700,000	47,655,002

	Shares	Value
Modern Times Group AB MTG (B Shares)	1,000,800	$ 61,936,392
Scania AB (B Shares)	6,481,200	156,785,384
Skandinaviska Enskilda Banken AB (A Shares)	2,522,000	87,583,740
SSAB Svenskt Stal AB:
rights 8/23/07 (a)	600,000	1,769,787
(B Shares) (d)	600,000	20,881,257
Svenska Cellulosa AB (SCA) (B Shares)	12,500,000	223,078,464
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	6,250,000	233,812,500
TOTAL SWEDEN		1,042,160,240
Switzerland - 9.6%
ABB Ltd. (Reg.)	24,950,885	613,648,482
Actelion Ltd. (Reg.) (a)	4,500,000	242,322,097
Alcon, Inc.	1,375,000	187,687,500
Barry Callebaut AG	13,000	9,510,612
Compagnie Financiere Richemont unit	2,840,374	180,374,978
Credit Suisse Group (Reg.)	1,000,000	64,540,000
Julius Baer Holding AG (Bearer)	3,800,000	269,146,900
Kuehne & Nagel International AG (d)	1,000,000	98,460,258
Lonza Group AG	223,166	21,211,450
Nestle SA (Reg.)	1,516,976	585,553,998
Nobel Biocare Holding AG (Switzerland)	200,000	60,757,387
Novartis AG sponsored ADR (d)	4,500,000	242,775,000
Phonak Holding AG	624,022	60,558,440
Roche Holding AG (participation certificate)	5,516,000	982,963,590
Schindler Holding AG (Reg.)	1,400,000	90,420,308
Sika AG (Bearer)	1,059	2,038,674
SGS Societe Generale de Surveillance Holding SA (Reg.)	212,353	258,040,266
Sulzer AG (Reg.)	20,000	26,666,667
Swiss Life Holding	393,358	98,053,035
Swiss Reinsurance Co. (Reg.) (d)	2,400,352	207,770,793
Tecan Group AG (e)	1,100,000	65,276,737
The Swatch Group AG (Reg.)	3,300,000	194,868,914
UBS AG (NY Shares)	6,175,000	340,057,250
Zurich Financial Services AG (Reg.)	511,034	150,566,821
TOTAL SWITZERLAND		5,053,270,157
Taiwan - 0.3%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,000,000	49,742,449
PixArt Imaging, Inc.	1,000,000	12,801,366
Siliconware Precision Industries Co. Ltd.	20,837,136	39,821,038
Siliconware Precision Industries Co. Ltd. sponsored ADR	2,957,213	28,507,533
Taiwan Mobile Co. Ltd.	13,242,000	15,740,742
TOTAL TAIWAN		146,613,128
Turkey - 0.1%
Acibadem Saglik Hizmetleri AS	4,574,044	32,053,567
Common Stocks - continued
	Shares	Value
United Kingdom - 12.9%
Anglo American PLC (United Kingdom)	6,209,000	$ 366,280,434
Associated British Foods PLC	500,000	8,597,901
Autonomy Corp. PLC (a)	2,000,000	33,883,752
BAE Systems PLC	16,000,000	137,322,640
Barclays PLC	18,000,000	251,954,313
BG Group PLC	5,000,000	82,068,560
BG Group PLC sponsored ADR	27,000	2,191,050
BHP Billiton PLC	3,000,000	89,767,566
Blinkx PLC (a)	2,000,000	1,706,376
British American Tobacco PLC	107,000	3,464,651
British American Tobacco PLC sponsored ADR	4,830,000	314,384,700
Bunzl PLC ADR (d)	67,000	4,552,650
Burberry Group PLC	7,000,000	91,006,720
Cadbury Schweppes PLC sponsored ADR	41,000	2,038,930
Capita Group PLC	21,500,000	314,679,095
Diageo PLC sponsored ADR	23,000	1,878,640
easyJet PLC (a)	5,000,351	51,956,702
European Capital Ltd. (e)	5,819,600	66,134,788
Experian Group Ltd.	11,000,000	127,368,780
G4S PLC (United Kingdom)	5,000,000	22,167,653
Hanson PLC ADR (d)	79,000	8,727,130
HSBC Holdings PLC sponsored ADR (d)	3,100,000	288,796,000
Imperial Tobacco Group PLC sponsored ADR	131,500	11,527,290
Informa PLC	15,000,000	161,648,655
International Power PLC	17,776,000	149,405,813
International Power PLC sponsored ADR	90,000	7,546,500
Invensys PLC (a)	2,000,000	15,499,582
Investec PLC	4,000,000	50,338,092
KKR Private Equity Investors, LP	1,000,557	20,411,363
Man Group plc	10,000,000	115,383,520
Mondi PLC (a)	75,000	657,793
National Grid PLC	11,765,400	167,899,141
Next PLC	1,100,000	42,433,915
Pearson PLC	9,000,000	145,712,322
Pearson PLC sponsored ADR	300,000	4,797,000
Punch Taverns Ltd.	2,000,000	47,169,108
Reckitt Benckiser PLC	10,437,400	562,291,211
Reed Elsevier PLC sponsored ADR	39,000	1,925,430
Rexam PLC sponsored ADR	34,000	1,741,140
Rolls-Royce Group PLC	20,657,307	214,012,593
Royal Bank of Scotland Group PLC	40,500,000	487,459,822
Royal Dutch Shell PLC Class A sponsored ADR	347,800	26,985,802
Serco Group PLC	3,000,000	26,814,480
Shire PLC sponsored ADR	2,500,000	184,475,000
Smith & Nephew PLC	6,300,000	75,309,995

	Shares	Value
Standard Chartered PLC (United Kingdom)	4,500,300	$ 148,281,771
Tesco PLC	70,267,000	587,900,565
United Utilities PLC sponsored ADR	170,000	4,556,000
Vodafone Group PLC sponsored ADR	27,500,000	834,625,000
Wolseley PLC ADR (d)	170,000	3,758,700
WPP Group plc	3,500,000	50,084,864
Xstrata PLC	6,050,000	393,033,241
TOTAL UNITED KINGDOM		6,814,614,739
United States of America - 3.7%
Autoliv, Inc.	700,000	39,151,000
Becton, Dickinson & Co.	700,000	53,452,000
C.R. Bard, Inc.	1,000,000	78,470,000
Cerner Corp. (a)	200,000	10,574,000
Flowserve Corp.	2,050,000	148,153,500
Google, Inc. Class A (sub. vtg.) (a)	300,000	153,000,000
Henry Schein, Inc. (a)	1,050,000	57,057,000
Marathon Oil Corp.	1,700,000	93,840,000
Merck & Co., Inc.	1,000,000	49,650,000
NII Holdings, Inc. (a)	1,600,000	134,432,000
Peabody Energy Corp.	1,409,700	59,573,922
RTI International Metals, Inc. (a)	800,000	63,392,000
Synthes, Inc.	3,060,723	359,695,454
Tim Hortons, Inc.	1,600,000	49,392,000
Titanium Metals Corp. (a)	4,181,500	139,745,730
Transocean, Inc. (a)	1,550,000	166,547,500
United Technologies Corp.	100,000	7,297,000
Valero Energy Corp.	4,800,000	321,648,000
TOTAL UNITED STATES OF AMERICA		1,985,071,106
TOTAL COMMON STOCKS (Cost $35,836,618,280)		50,988,256,579
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.0%
Canada - 0.0%
MetroPhotonics, Inc. Series 2 (a)(g)	198,000	2
Nonconvertible Preferred Stocks - 0.4%
Germany - 0.1%
Porsche AG	40,000	73,252,701
Italy - 0.3%
Intesa Sanpaolo SpA	17,859,700	127,910,169
United Kingdom - 0.0%
Rolls-Royce Group PLC B Shares	4,373	9
TOTAL NONCONVERTIBLE PREFERRED STOCKS		201,162,879
TOTAL PREFERRED STOCKS (Cost $134,890,231)		201,162,881
Money Market Funds - 4.9%
	Shares	Value
Fidelity Cash Central Fund, 5.38% (b)	1,674,673,073	$ 1,674,673,073
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	932,671,343	932,671,343
TOTAL MONEY MARKET FUNDS (Cost $2,607,344,416)		2,607,344,416
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $38,578,852,927)	53,796,763,876
NET OTHER ASSETS - (1.8)%	(954,264,921)
NET ASSETS - 100%	$ 52,842,498,955
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
886,548,672 AUD	August 2007	$ 754,700,418	$ 29,700,418
155,010,149 EUR	August 2007	212,353,043	2,353,043
126,692,292 GBP	August 2007	257,244,816	7,244,816
12,015,400,000 JPY	August 2007	101,873,410	1,873,410
		$ 1,326,171,687	$ 41,171,687

(Payable Amount $1,285,000,000)
The value of contracts to buy as a percentage of net assets - 2.5%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,740,000 or 0.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,504,502 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
MetroPhotonics, Inc. Series 2	9/29/00	$ 1,980,000
OZ Optics Ltd. unit	8/18/00	$ 1,505,520
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acibadem Saglik Hizmetleri AS	$ 26,724,309	$ 4,072,561	$ 4,091,431	$ 66,139	$ -
Clear Media Ltd.	37,841,382	-	3,426,698	-	-
European Capital Ltd.	-	12,301,478	-	123,792	66,134,788
Ipsos SA	84,893,943	-	8,500,814	648,298	70,430,823
Neopost SA	201,760,549	-	26,519,948	5,798,566	-
Niko Resources Ltd.	121,141,941	151,128,439	-	198,995	353,694,572
RTI International Metals, Inc.	73,584,000	59,030,307	97,908,672	-	-
Tecan Group AG	42,888,719	21,186,706	-	741,241	65,276,737
Techem AG	127,767,640	-	144,513,953	-	-
Total	$ 716,602,483	$ 247,719,491	$ 284,961,516	$ 7,577,031	$ 555,536,920
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 99,354,200
Fidelity Securities Lending Cash Central Fund	34,288,099
Total	$ 133,642,299
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $40,151,178,838. Net unrealized appreciation aggregated $13,645,585,038, of which $14,463,075,589 related to appreciated investment securities and $817,490,551 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing service. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Fund

July 31, 2007

1.804872.103

EMF-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Argentina - 0.7%
Banco Macro SA sponsored ADR	343,100	$ 9,726,885
Banco Patagonia SA unit	211,200	5,490,169
Inversiones y Representaciones SA sponsored GDR (a)(d)	769,200	14,114,820
Nortel Inversora SA (PN-B) sponsored ADR (a)	173,100	3,243,894
Pampa Holding SA (a)	2,297,700	2,032,316
TOTAL ARGENTINA		34,608,084
Austria - 0.6%
Raiffeisen International Bank Holding AG	94,400	14,487,958
voestalpine AG	191,100	16,194,180
TOTAL AUSTRIA		30,682,138
Bahamas (Nassau) - 0.1%
Ultrapetrol (Bahamas) Ltd.	178,600	4,197,100
Bahrain - 0.2%
Gulf Finance House BSC unit (a)	394,000	9,850,000
Bermuda - 1.9%
Aquarius Platinum Ltd. (Australia)	587,224	16,513,297
Central European Media Enterprises Ltd. Class A (a)	218,800	20,234,624
China Grand Forestry Resources Group Ltd. (a)	23,682,000	9,479,959
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (a)	246,700	1,719,499
Credicorp Ltd. (NY Shares)	145,900	9,387,206
Dufry South America Ltd. unit	322,930	8,603,697
Global Digital Creations Holdings Ltd. (a)	6,800,000	2,887,314
Katanga Mining Ltd. (a)	133,200	2,788,372
Ports Design Ltd.	1,056,000	2,527,000
Samling Global Ltd.	12,640,000	5,249,035
Sinofert Holdings Ltd.	17,452,900	12,038,587
TOTAL BERMUDA		91,428,590
Brazil - 13.3%
Acucar Guarani SA	593,300	4,140,694
All America Latina Logistica SA unit	1,348,300	18,462,021
Banco Bradesco SA (PN)	2,091,400	54,577,082
Banco Daycoval SA (PN)	615,400	6,006,372
Banco do Brasil SA	751,300	11,842,485
Banco Indusval SA (e)	258,784	2,403,524
Bematech Industria e Comercio de Equipamentos Eletronicos SA	596,100	5,596,544
Brascan Residential Properties SA	416,600	3,150,701
BrasilAgro - Compania Brasileira de Propriedades Agricolas	3,800	2,520,964
Companhia Brasileira (a)(e)	9,100	5,167,710
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	166,300	6,183,034
Companhia de Concessoes Rodoviarias	486,100	8,735,456
Companhia de Saneamento de Minas Gerais	491,800	7,569,366

	Shares	Value
Companhia de Saneamento de Minas Gerais rights 8/28/07 (a)	4,819	$ 0
Companhia Vale do Rio Doce (PN-A) sponsored ADR	3,150,400	133,356,432
CSU Cardsystem SA sponsored ADR (a)(e)	80,000	1,234,264
Cyrela Brazil Realty SA	1,480,700	17,500,896
Duratex SA (PN)	266,000	7,792,803
Estacio Participacoes SA unit	146,700	1,712,875
Eternit SA	920,240	4,957,242
JBS SA	1,503,100	6,605,280
JBS SA (receipts)	402,123	1,767,105
Localiza Rent a Car SA	1,339,500	13,756,143
Lojas Americanas SA (PN)	176,700,900	15,824,493
Lojas Renner SA	550,100	10,305,981
LPS Brasil Consultoria de Imoveis SA	268,000	4,124,828
Medial Saude SA	303,900	4,951,560
MRV Engenharia e Participacoes SA	264,000	4,329,477
Multiplan Empreendimentos Imobiliarios SA	349,400	4,552,473
Net Servicos de Comunicacao SA sponsored ADR (d)	1,227,566	19,763,813
Obrascon Huarte Lain Brasil SA	437,800	7,946,481
Petroleo Brasileiro SA Petrobras:
(PN) (non-vtg.)	1,700,200	47,779,211
(PN) sponsored ADR (non-vtg.)	997,000	55,682,450
sponsored ADR	486,000	31,541,400
Submarino SA	338,900	14,283,011
TAM SA:
(PN) (ltd.-vtg.)	285,000	7,714,149
(PN) sponsored ADR (ltd. vtg.)	500	13,550
Tegma Gestao Logistica	436,700	7,231,207
Uniao de Bancos Brasileiros SA (Unibanco):
unit	1,926,000	22,416,506
GDR	226,200	26,383,968
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A) (non-vtg.)	556,600	34,266,851
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	68,200	1,621,114
Weg SA	487,200	5,445,511
TOTAL BRAZIL		651,217,027
British Virgin Islands - 0.1%
Titanium Resources Group Ltd. (a)	2,180,500	3,388,543
Bulgaria - 0.0%
Kaolin AD	45,000	463,411
Canada - 1.5%
Addax Petroleum, Inc.	152,600	5,899,713
Addax Petroleum, Inc. (a)(e)	20,700	800,289
AUR Resources, Inc.	300,000	11,443,705
Eastern Platinum Ltd. (a)	3,562,100	8,448,592
First Quantum Minerals Ltd.	149,000	13,961,329
Frontera Copper Corp. (a)	1,588,400	10,423,549
Common Stocks - continued
	Shares	Value
Canada - continued
JumpTV, Inc.	591,600	$ 2,079,779
Rio Narcea Gold Mines Ltd. (a)	1,302,700	6,692,412
Uranium One, Inc. (a)	501,500	5,815,651
Uranium One, Inc. (South Africa) (a)	604,939	7,162,884
TOTAL CANADA		72,727,903
Cayman Islands - 1.4%
Agile Property Holdings Ltd.	13,716,000	23,948,753
Belle International Holdings Ltd.	3,990,000	4,639,416
China High Speed Transmission Equipment Group Co. Ltd.	177,000	336,531
Integra Group unit	215,000	3,848,500
KWG Property Holding Ltd.	672,500	928,037
Lee & Man Paper Manufacturing Ltd.	6,605,000	28,151,527
Neo-Neon Holdings Ltd.	1,187,000	2,425,223
Perfect World Co. Ltd. sponsored ADR Class B	29,800	718,180
SinoCom Software Group Ltd.	17,898,000	3,396,940
Stella International Holdings Ltd.	231,000	439,792
Vinda International Holdings Ltd.	1,740,000	1,482,942
TOTAL CAYMAN ISLANDS		70,315,841
Chile - 0.1%
Lan Airlines SA sponsored ADR	77,100	6,173,397
China - 4.6%
Anhui Conch Cement Co. Ltd. (H Shares)	1,214,000	7,721,338
Bank of China (H Shares)	11,498,000	6,044,962
China Coal Energy Co. Ltd. (H Shares)	12,731,700	23,568,677
China Construction Bank Corp. (H Shares)	50,269,000	37,275,990
China Gas Holdings Ltd.	18,639,100	6,827,009
China Hongxing Sports Ltd.	5,160,000	2,705,937
China Molybdenum Co. Ltd. (H Shares)	1,150,000	2,465,692
China Petroleum & Chemical Corp. (H Shares)	33,188,800	34,838,283
China Shenhua Energy Co. Ltd. (H Shares)	4,254,800	16,701,367
Digital China Holdings Ltd. (H Shares)	4,263,000	2,028,675
First Tractor Co. Ltd. (H Shares) (a)	8,104,800	4,402,385
Guangzhou R&F Properties Co. Ltd. (H Shares)	5,078,400	18,448,059
Home Inns & Hotels Management, Inc. ADR (d)	8,200	249,116
Parkson Retail Group Ltd.	1,124,000	8,401,793
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	4,491,000	38,344,784
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	1,086,000	2,697,054
Shenzhen Expressway Co. Ltd. (H Shares)	2,894,000	2,694,564
Yantai Changyu Pioneer Wine Co. (B Shares)	1,408,650	7,784,635
TOTAL CHINA		223,200,320

	Shares	Value
Colombia - 0.4%
Almacenes Exito SA unit (e)	308,100	$ 2,457,114
BanColombia SA sponsored ADR	444,100	15,805,519
TOTAL COLOMBIA		18,262,633
Cyprus - 0.4%
Mirland Development Corp. PLC	624,200	6,897,919
Urals Energy Public Co. Ltd. (a)	675,530	4,631,417
XXI Century Investments Public Ltd. (a)	370,000	9,263,692
TOTAL CYPRUS		20,793,028
Czech Republic - 0.6%
Ceske Energeticke Zavody AS	605,700	31,760,103
Egypt - 1.4%
Commercial International Bank Ltd. sponsored GDR	1,094,250	13,021,575
Eastern Tobacco Co.	128,345	9,086,774
Egyptian Co. for Mobile Services (MobiNil)	71,317	2,335,262
Orascom Construction Industries SAE:
GDR	137,812	19,569,304
GDR (e)	16,120	2,289,040
Orascom Hotels & Development (OHD) (a)	1,503,349	17,601,936
Orascom Telecom Holding SAE GDR	87,396	5,873,011
TOTAL EGYPT		69,776,902
Estonia - 0.0%
Olympic Entertainment Group AS	260,800	2,176,881
Georgia - 0.2%
Bank of Georgia:
ADR (a)	81,200	3,321,080
unit (a)	201,200	8,229,080
TOTAL GEORGIA		11,550,160
Germany - 0.1%
Praktiker Bau- und Heimwerkermaerkte Holding AG	97,100	4,249,080
Hong Kong - 3.3%
Chaoda Modern Agriculture (Holdings) Ltd.	24,291,100	18,077,564
China Mobile (Hong Kong) Ltd.	8,841,400	101,481,589
China Overseas Land & Investment Ltd.	1,238,000	2,622,166
China Resources Power Holdings Co. Ltd.	4,869,500	12,429,599
China Seven Star Shopping Ltd. (a)	12,250,000	1,252,613
Fosun International	1,629,000	3,026,457
Kerry Properties Ltd.	2,160,000	15,565,399
REXCAPITAL Financial Holdings Ltd. (a)	48,545,000	7,290,955
TOTAL HONG KONG		161,746,342
Hungary - 0.6%
OTP Bank Ltd. unit	269,800	30,285,050
Common Stocks - continued
	Shares	Value
India - 6.0%
Bharat Forge Ltd.	841,802	$ 5,986,241
Bharat Heavy Electricals Ltd.	341,036	14,663,105
Bharti Airtel Ltd. (a)	1,355,638	30,531,536
Federal Bank Ltd.:
GDR	249,942	2,200,281
GDR (a)(e)	337,300	2,969,308
HCL Technologies Ltd.	1,799,042	14,031,095
Hindustan Zinc Ltd.	112,051	2,100,224
Indiabulls Real Estate Ltd. sponsored GDR (a)	719,116	9,441,993
Indian Overseas Bank	2,267,887	7,436,439
ITC Ltd.	1,500	6,382
IVRCL Infrastructures & Projects Ltd.	974,987	9,377,487
Jaiprakash Associates Ltd.	544,190	11,342,821
Jindal Saw Ltd.	142,391	2,441,090
Kalpataru Power Transmission Ltd.	71,206	2,621,901
LANCO Infratech Ltd.	447,959	2,670,032
Larsen & Toubro Ltd.	344,060	22,324,948
Lloyd Electric & Engineering Ltd.	539,919	2,758,705
Nagarjuna Construction Co. Ltd.	1,409,730	6,727,699
Pantaloon Retail India Ltd.	494,132	7,278,500
Parsvnath Developers Ltd.	11,522	102,606
Punjab National Bank	443,874	6,760,386
Reliance Industries Ltd.	1,147,400	54,058,270
Rolta India Ltd.	1,260,244	15,524,926
Rolta India Ltd. sponsored GDR (e)	242,105	2,936,734
Satyam Computer Services Ltd.	616,887	7,375,322
Sintex Industries Ltd.	763,463	5,402,560
Sobha Developers Ltd.	105,767	2,348,506
State Bank of India	443,592	21,418,029
Steel Authority of India Ltd.	2,581,366	9,656,839
United Phosphorous Ltd.	326,000	2,499,144
Wipro Ltd.	564,310	6,983,319
TOTAL INDIA		291,976,428
Indonesia - 2.6%
PT Astra Agro Lestari Tbk	4,456,000	7,418,621
PT Bakrie & Brothers Tbk (a)	368,481,500	12,189,479
PT Bank Mandiri Persero Tbk	38,646,500	14,775,388
PT Bank Niaga Tbk	50,885,000	5,187,848
PT Bank Rakyat Indonesia Tbk	15,574,500	10,642,025
PT Bumi Resources Tbk	80,781,000	23,656,070
PT Indocement Tunggal Prakarsa Tbk	4,959,500	3,496,398
PT International Nickel Indonesia Tbk	2,002,500	12,423,334
PT Medco Energi International Tbk	24,705,000	11,454,881
PT Perusahaan Gas Negara Tbk Series B	14,424,800	14,471,753
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	17,341,500	12,413,670
TOTAL INDONESIA		128,129,467
Ireland - 0.1%
Dragon Oil plc (a)	1,064,000	4,846,961

	Shares	Value
Israel - 1.5%
Bank Hapoalim BM (Reg.)	3,679,145	$ 17,602,547
First International Bank of Israel (a)	986,610	2,185,043
Israel Chemicals Ltd.	2,902,000	23,945,499
Nice Systems Ltd. sponsored ADR (a)	28,800	956,736
Oil Refineries Ltd.	7,748,700	6,150,174
Ormat Industries Ltd.	579,600	7,254,126
Orpak Systems Ltd.	832,800	3,188,949
Queenco Leisure International Ltd. GDR (a)	171,800	3,220,632
RADWARE Ltd. (a)	338,200	4,822,732
Saifun Semiconductors Ltd. (a)	197,700	2,360,538
TOTAL ISRAEL		71,686,976
Kazakhstan - 0.3%
Alliance Bank JSC GDR (a)(e)	153,400	1,994,200
JSC Halyk Bank of Kazakhstan GDR (e)	320,200	6,884,300
Kazkommertsbank JSC:
ADR (a)	65,346	1,176,881
unit (a)	345,000	6,213,450
TOTAL KAZAKHSTAN		16,268,831
Korea (South) - 16.1%
Asia Cement Co. Ltd.	64,000	5,360,890
CJ Corp.	77,829	10,702,864
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	666,070	43,332,957
Doosan Co. Ltd. (a)	101,420	16,921,806
GS Engineering & Construction Corp.	239,190	35,507,548
Hanil Cement Co. Ltd.	22,480	2,601,919
Hanjin Heavy Industries & Construction Co. Ltd.	419,810	35,548,673
Hite Brewery Co. Ltd.	90,481	11,895,993
Hyundai Engineering & Construction Co. Ltd. (a)	280,120	24,278,496
Hyundai Mipo Dockyard Co. Ltd.	72,853	22,966,893
Hyundai Steel Co.	155,690	11,204,942
Industrial Bank of Korea	687,470	15,733,360
Korean Air Lines Co. Ltd.	136,060	10,897,032
Kyeryong Construction Industrial Co. Ltd.	338,240	22,175,933
LG Fashion Corp.	65,290	2,222,771
LG Household & Health Care Ltd.	132,240	17,528,512
LG Petrochemical Co. Ltd.	159,860	7,561,085
Macquarie Korea Infrastructure Fund GDR	1,179,900	9,675,180
MegaStudy Co. Ltd.	104,119	21,671,885
Nexen Tire Corp.	41,510	2,403,153
NHN Corp.	170,161	31,070,939
ON*Media Corp.	207,200	1,869,568
Osstem Implant Co. Ltd.	116,500	4,834,571
POSCO	139,260	80,530,029
Samsung Electronics Co. Ltd.	204,656	135,107,379
Samsung Fire & Marine Insurance Co. Ltd.	80,480	16,520,216
Samsung Heavy Industries Ltd.	810,060	44,032,152
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Samwhan Corp.	140,000	$ 5,274,376
Shinhan Financial Group Co. Ltd.	721,680	49,005,665
SK Chemicals Co. Ltd.	83,950	7,685,616
SK Energy Co. Ltd.	219,574	37,501,340
SK Holdings Co. Ltd.	89,685	16,843,917
Taewoong Co. Ltd.	170,686	13,466,152
Woori Investment & Securities Co. Ltd.	427,270	13,913,661
TOTAL KOREA (SOUTH)		787,847,473
Lebanon - 0.1%
Solidere GDR	333,800	5,591,150
Luxembourg - 0.6%
Evraz Group SA:
GDR (e)	66,100	3,219,070
GDR	497,300	24,218,510
Tenaris SA sponsored ADR	83,300	4,012,561
TOTAL LUXEMBOURG		31,450,141
Malaysia - 1.3%
DiGi.com Bhd	972,600	6,109,544
Gamuda Bhd	2,116,800	4,779,574
Genting Bhd	5,813,000	13,377,725
IJM Corp. Bhd	2,748,000	6,920,712
KNM Group Bhd	2,139,000	3,219,800
Lion Diversified Holdings Bhd	2,113,700	5,659,784
Steppe Cement Ltd. (a)	1,599,200	11,613,798
UEM World BHD	4,021,600	5,029,183
Zelan Bhd	2,843,500	4,650,680
TOTAL MALAYSIA		61,360,800
Mauritius - 0.1%
Golden Agri-Resources Ltd.	2,821,000	4,614,828
Mexico - 4.9%
Alsea SAB de CV	3,748,500	6,389,430
America Movil SAB de CV Series L sponsored ADR	1,872,600	112,131,288
Banco Compartamos SA de CV	1,491,300	8,272,251
Cemex SA de CV sponsored ADR	295,418	9,553,818
Fomento Economico Mexicano SA de CV sponsored ADR	783,900	29,019,978
Grupo Aeroportuario Norte Sab de CV ADR	272,000	7,262,400
Grupo Famsa SA de CV Series A	1,450,200	6,787,187
Grupo Financiero Banorte SA de CV Series O	3,579,300	16,178,143
Grupo Mexico SA de CV Series B	2,594,416	18,255,995
Urbi, Desarrollos Urbanos, SA de CV (a)	4,868,600	20,578,230
Wal-Mart de Mexico SA de CV Series V	1,339,803	4,871,235
TOTAL MEXICO		239,299,955
Netherlands - 0.4%
A&D Pharma Holdings NV (Reg. S) unit	59,300	1,225,262
AmRest Holdings NV (a)	88,900	3,809,107

	Shares	Value
Plaza Centers NV	775,400	$ 2,988,842
X5 Retail Group NV unit (a)	333,700	10,348,037
TOTAL NETHERLANDS		18,371,248
Nigeria - 0.1%
Guaranty Trust Bank PLC sponsored GDR	440,800	4,804,720
Oman - 0.3%
BankMuscat SAOG sponsored:
GDR (e)	406,257	5,728,224
GDR	693,000	9,771,300
TOTAL OMAN		15,499,524
Pakistan - 0.1%
MCB Bank Ltd. (a)	380,190	2,043,545
MCB Bank Ltd. unit (e)	192,395	4,098,014
TOTAL PAKISTAN		6,141,559
Panama - 0.3%
Copa Holdings SA Class A	190,200	10,443,882
Intergroup Financial Services Corp. (e)	222,096	3,886,680
TOTAL PANAMA		14,330,562
Philippines - 1.0%
Alliance Global Group, Inc. (a)	20,753,000	2,651,264
Ayala Corp.	550,800	6,430,044
GMA Networks, Inc. unit	7,992,000	1,892,379
International Container Terminal Services, Inc.	5,614,000	3,895,176
Megaworld Corp.	79,501,000	6,741,825
PNOC Energy Development Corp.	54,693,000	7,710,027
Robinsons Land Corp.	14,515,000	5,994,631
SM Investments Corp.	1,302,957	11,695,044
TOTAL PHILIPPINES		47,010,390
Poland - 0.4%
Bank Handlowy w Warszawie SA	174,315	7,104,249
Globe Trade Centre SA (a)	615,500	8,646,502
Vistula & Wolczanka SA (a)	35,535	1,985,238
TOTAL POLAND		17,735,989
Romania - 0.1%
Banca Transilvania SA (a)	13,211,331	5,351,150
Russia - 10.2%
Gazprom OAO sponsored ADR	3,968,206	171,624,904
JSC Chelyabinsk Zinc Plant	27,300	4,067,700
JSC MMC 'Norilsk Nickel' sponsored ADR	246,700	58,221,200
Lukoil Oil Co. sponsored ADR	469,559	39,372,522
Magnitogorsk Iron & Steel Works (a)	4,231,300	4,654,430
Mobile TeleSystems OJSC sponsored ADR	597,100	38,184,545
Novolipetsk Iron & Steel Corp. sponsored GDR (e)	574,600	18,105,646
OAO TatNeft unit	119,800	12,009,950
OAO TMK (a)	1,540,400	15,481,020
Common Stocks - continued
	Shares	Value
Russia - continued
OAO TMK unit	104,100	$ 4,174,410
OJSC Rosneft	342,000	2,852,280
OJSC Rosneft unit (a)	255,000	2,136,900
Open Investments (a)	8,100	2,413,800
Sberbank (Savings Bank of the Russian Federation) (a)	2,851,000	11,831,650
Sberbank (Savings Bank of the Russian Federation) GDR	127,600	58,316,887
Sistema-Hals JSC	25,221	6,335,515
Sistema-Hals JSC unit (a)	87,000	1,092,720
Surgutneftegaz JSC sponsored ADR	159,331	10,914,174
Uralkali JSC (a)	1,214,700	3,534,777
Vimpel Communications sponsored ADR (a)	218,200	23,107,380
VSMPO-Avisma Corp. (a)	17,100	5,130,000
Wimm-Bill-Dann Foods OJSC sponsored ADR	69,900	6,570,600
TOTAL RUSSIA		500,133,010
Singapore - 0.5%
Keppel Corp. Ltd.	1,231,800	10,969,195
Olam International Ltd.	3,083,000	6,100,923
Sino-Environment Technology Group Ltd. (a)	1,532,000	2,930,607
Yangzijiang Shipbuilding Holdings Ltd.	4,992,000	6,421,108
TOTAL SINGAPORE		26,421,833
South Africa - 6.8%
African Bank Investments Ltd.	2,534,626	11,725,523
African Rainbow Minerals Ltd. (a)	345,966	6,237,059
Anglo Platinum Ltd.	193,700	26,747,655
Bidvest Group Ltd.	1,011,300	20,592,075
FirstRand Ltd.	9,614,356	31,147,557
Foschini Ltd.	766,500	6,481,237
Growthpoint Properties Ltd.	847,100	1,864,686
Illovo Sugar Ltd.	1,526,903	4,780,241
Impala Platinum Holdings Ltd.	1,172,228	34,405,015
Imperial Holdings Ltd.	766,100	14,990,077
Investec Ltd.	788,268	9,821,676
Lewis Group Ltd.	1,398,973	12,063,820
Mr. Price Group Ltd.	1,166,179	4,531,066
MTN Group Ltd.	3,308,600	46,866,053
Murray & Roberts Holdings Ltd.	2,266,300	24,199,206
Naspers Ltd. Class N sponsored ADR	827,018	20,468,696
Nedbank Group Ltd.	943,890	17,730,093
Network Healthcare Holdings Ltd.	5,405,600	9,443,746
PSG Group Ltd.	770,437	2,998,836
Raubex Group Ltd.	1,821,540	7,217,423
Truworths International Ltd.	3,523,573	17,999,524
Wesizwe Platinum Ltd. (a)	609,900	750,122
Wilson Bayly Holmes-Ovcon Ltd.	147,880	2,118,477
TOTAL SOUTH AFRICA		335,179,863

	Shares	Value
Taiwan - 6.4%
AU Optronics Corp.	1,429,000	$ 2,439,087
AU Optronics Corp. sponsored ADR	156,000	2,639,520
China Steel Corp.	7,502,950	9,833,486
Chung Hwa Pulp Corp.	20,390,000	11,559,450
Delta Electronics, Inc.	6,617,677	26,120,552
Everlight Electronics Co. Ltd.	592,000	2,733,640
Feng Tay Enterprise Co. Ltd.	2,150,400	1,831,927
Formosa Chemicals & Fibre Corp.	7,414,000	17,264,458
Foxconn Technology Co. Ltd.	1,285,500	14,418,727
Gemtek Technology Corp.	906,000	2,504,624
Greatek Electronics, Inc.	4,153,000	7,050,569
High Tech Computer Corp.	705,200	12,917,956
Hon Hai Precision Industry Co. Ltd. (Foxconn)	9,019,024	74,771,391
InnoLux Display Corp.	3,215,000	14,551,724
MediaTek, Inc.	1,778,700	32,148,774
Shin Kong Financial Holding Co. Ltd.	21,464,000	26,266,561
Siliconware Precision Industries Co. Ltd.	16,161,726	30,886,044
Taiwan Cement Corp.	6,605,400	8,022,957
Taiwan Semiconductor Manufacturing Co. Ltd.	8,364,867	16,572,171
TOTAL TAIWAN		314,533,618
Thailand - 0.9%
Minor International PCL (For. Reg.)	18,695,294	8,795,833
PTT Public Co. Ltd. (For. Reg.)	2,932,200	27,243,995
Robinson Department Store PCL (For. Reg.)	2,740,500	867,683
Total Access Communication PCL (a)	3,390,000	4,576,500
Total Access Communication PCL unit (a)	1,923,000	2,589,037
TOTAL THAILAND		44,073,048
Turkey - 3.3%
Aksigorta AS	721,000	5,108,697
Anadolu Efes Biracilk Ve Malt Sanyii AS	467,970	18,947,629
Asya Katilim Bankasi AS	2,936,000	20,346,025
Atakule Gayrimenkul Yatirim Ortakligi AS	1,692,000	2,358,234
Bagfas Bandirma Gubre Fabrikalari AS	68,000	2,753,251
Dogan Yayin Holding AS (a)	566,739	2,515,310
Dogus Otomotiv Servis ve Ticaret AS	843,700	4,729,923
Enka Insaat ve Sanayi AS	2,381,072	30,034,545
Tofas Turk Otomobil Fabrikasi AS	1,786,000	8,691,505
Tupras-Turkiye Petrol Rafinerileri AS	958,400	23,879,779
Turk Hava Yollari AO (a)	573,000	4,327,727
Turkiye Garanti Bankasi AS	5,273,500	36,955,151
TOTAL TURKEY		160,647,776
Ukraine - 0.2%
Stirol sponsored ADR (a)	111,700	1,910,559
Ukrnafta Open JSC sponsored ADR (a)	10,000	5,771,290
TOTAL UKRAINE		7,681,849
Common Stocks - continued
	Shares	Value
United Kingdom - 0.7%
Aricom plc (a)	3,685,800	$ 3,893,414
Aricom plc warrants 6/5/10 (a)(f)	176,800	59,397
GOL Linhas Aereas Inteligentes SA warrants (Deutsche Bank Warrant Program) 9/6/07 (a)(e)	60,193	1,500,010
Hirco PLC	343,600	2,819,876
Imperial Energy PLC (a)	329,700	6,329,162
Kazakhstan Kagazy PLC GDR (e)	737,600	3,983,040
Prosperity Mineral Holdings Ltd.	711,000	2,650,337
Sibir Energy PLC	1,574,086	15,444,400
TOTAL UNITED KINGDOM		36,679,636
United States of America - 1.0%
Central European Distribution Corp. (a)(d)	219,600	9,040,932
CTC Media, Inc.	832,060	20,327,226
Golden Telecom, Inc. (d)	39,000	2,517,450
NII Holdings, Inc. (a)	152,900	12,846,658
Pricesmart, Inc.	156,559	3,539,799
TOTAL UNITED STATES OF AMERICA		48,272,065
Vietnam - 0.1%
Luks Group (Vietnam Holdings) Co. Ltd.	3,946,000	5,427,760
TOTAL COMMON STOCKS (Cost $3,216,866,655)		4,800,221,143
Nonconvertible Preferred Stocks - 0.5%

Brazil - 0.1%
Brasil Telecom Participacoes SA (PN)	147,600	1,939,590
Itausa-Investimentos Itau S.A. (PN)	380,690	2,392,193
TOTAL BRAZIL		4,331,783
Korea (South) - 0.1%
Samsung Electronics Co. Ltd.	14,270	7,068,120
Russia - 0.2%
Transneft (a)	4,000	7,400,000
South Africa - 0.1%
Allied Electronics Corp. Ltd.	628,500	4,039,792
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $20,314,542)		22,839,695
Investment Companies - 0.4%

Romania - 0.4%
SIF 1 Banat-Crisana Arad Fund	2,651,100	4,651,254
SIF 3 Transilvania Brasov Fund	8,137,600	9,482,821

	Shares	Value
SIF 4 Muntenia Bucuresti Fund	2,731,000	$ 3,182,460
SIF 5 Oltenia Craiova Fund	1,203,500	2,314,824
TOTAL INVESTMENT COMPANIES (Cost $13,001,363)		19,631,359
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 5.38% (b)	51,777,477	51,777,477
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	7,090,200	7,090,200
TOTAL MONEY MARKET FUNDS (Cost $58,867,677)		58,867,677
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,309,050,237)	4,901,559,874
NET OTHER ASSETS - 0.0%	(671,708)
NET ASSETS - 100%	$ 4,900,888,166
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $69,657,167 or 1.4% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $59,397 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aricom plc warrants 6/5/10	5/11/07	$ 0
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,036,381
Fidelity Securities Lending Cash Central Fund	224,378
Total	$ 3,260,759
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $3,311,301,560. Net unrealized appreciation aggregated $1,590,258,314, of which $1,651,557,357 related to appreciated investment securities and $61,299,043 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Europe Fund

July 31, 2007

1.804873.103

EUR-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
Austria - 0.7%
Erste Bank AG	447,200	$ 33,943,542
Belgium - 1.1%
InBev SA	642,400	52,187,894
Czech Republic - 0.8%
Ceske Energeticke Zavody AS	752,000	39,431,398
Denmark - 0.5%
Vestas Wind Systems AS (a)	390,600	26,433,388
Finland - 2.1%
Metso Corp.	624,400	40,156,694
Nokia Corp.	2,112,950	60,515,122
TOTAL FINLAND		100,671,816
France - 11.9%
Cap Gemini SA	962,700	64,153,023
Electricite de France	1,238,000	126,746,374
Essilor International SA (d)	831,200	51,124,895
L'Oreal SA	427,900	49,465,240
Sodexho Alliance SA	666,100	44,442,689
Total SA Series B	1,570,900	123,488,925
Veolia Environnement	449,500	33,515,345
Vinci SA	1,245,200	90,441,388
TOTAL FRANCE		583,377,879
Germany - 17.6%
Allianz AG (Reg.)	235,900	50,010,993
BASF AG	418,900	54,226,814
Bayer AG	3,095,700	219,083,537
Bayerische Motoren Werke AG (BMW)	187,400	11,752,131
Commerzbank AG	530,600	23,001,153
E.ON AG	624,900	98,103,430
Hochtief AG	710,700	72,362,709
Linde AG	504,400	59,950,402
MAN AG	173,500	25,431,222
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	286,500	49,725,374
Siemens AG (Reg.) (d)	896,400	113,511,570
Wincor Nixdorf AG	924,900	82,845,319
TOTAL GERMANY		860,004,654
Italy - 4.6%
ENI SpA	1,997,800	69,683,533
Fiat SpA	1,800,500	53,511,872
Tod's SpA (d)	430,800	39,519,086
Unicredito Italiano SpA	7,491,000	64,300,193
TOTAL ITALY		227,014,684
Netherlands - 4.9%
Arcelor Mittal Class A	1,137,100	71,153,629
Heineken NV (Bearer)	425,400	26,927,820
ING Groep NV (Certificaten Van Aandelen)	979,800	41,328,123

	Shares	Value
Koninklijke Philips Electronics NV	1,201,800	$ 48,552,907
Randstad Holdings NV	763,200	50,472,213
TOTAL NETHERLANDS		238,434,692
Norway - 2.6%
Aker Kvaerner ASA	1,935,000	50,459,786
Statoil ASA	1,602,300	47,831,492
Telenor ASA	1,667,200	30,647,900
TOTAL NORWAY		128,939,178
Spain - 4.3%
Banco Bilbao Vizcaya Argentaria SA	1,821,500	44,481,202
Banco Santander Central Hispano SA	2,125,300	40,481,507
Inditex SA	835,900	50,750,573
Telefonica SA	3,226,800	75,539,679
TOTAL SPAIN		211,252,961
Sweden - 11.4%
AB Volvo (B Shares)	1,155,700	21,525,408
Elekta AB (B Shares) (d)	1,999,800	33,388,863
H&M Hennes & Mauritz AB (B Shares)	2,075,450	120,588,693
Hexagon AB (B Shares)	3,678,675	73,430,461
Nordea Bank AB	1,520,000	24,769,000
Sandvik AB	1,167,300	23,993,566
Scania AB (B Shares)	2,731,300	66,072,320
Skandinaviska Enskilda Banken AB (A Shares)	1,529,200	53,105,890
SKF AB (B Shares)	4,098,400	86,978,703
SSAB Svenskt Stal AB:
rights 8/23/07 (a)	108,400	319,741
(B Shares) (d)	108,400	3,772,547
Telefonaktiebolaget LM Ericsson (B Shares)	7,742,000	28,962,822
TeliaSonera AB	2,710,500	20,817,200
TOTAL SWEDEN		557,725,214
Switzerland - 14.4%
ABB Ltd. (Reg.)	8,587,927	211,213,685
Compagnie Financiere Richemont unit	867,018	55,059,071
Roche Holding AG (participation certificate)	1,154,396	205,715,961
Schindler Holding AG (participation certificate)	661,208	42,457,093
SGS Societe Generale de Surveillance Holding SA (Reg.)	60,016	72,928,306
Syngenta AG (Switzerland)	507,724	95,680,588
Zurich Financial Services AG (Reg.)	83,740	24,672,459
TOTAL SWITZERLAND		707,727,163
United Kingdom - 17.5%
Anglo American PLC (United Kingdom)	655,200	38,651,464
BG Group PLC	3,097,400	50,839,832
BP PLC	10,410,800	120,417,926
British American Tobacco PLC	1,658,300	53,695,608
Capita Group PLC	3,415,700	49,992,995
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Investec PLC	2,716,400	$ 34,184,598
Man Group plc	4,388,200	50,632,596
Rio Tinto PLC (Reg.)	426,600	30,834,564
Serco Group PLC	5,499,900	49,158,986
Smith & Nephew PLC	2,081,900	24,886,965
Tesco PLC	22,409,273	187,490,917
Unilever PLC	1,544,000	48,157,229
Vodafone Group PLC	39,099,100	118,665,449
TOTAL UNITED KINGDOM		857,609,129
TOTAL COMMON STOCKS (Cost $3,990,473,040)		4,624,753,592
Nonconvertible Preferred Stocks - 2.0%

Germany - 2.0%
Henkel KGaA (Cost $91,744,746)	1,824,600	99,468,185
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 5.38% (b)	63,571,926	63,571,926
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	37,612,452	37,612,452
TOTAL MONEY MARKET FUNDS (Cost $101,184,378)		101,184,378
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $4,183,402,164)	4,825,406,155
NET OTHER ASSETS - 1.5%	72,937,840
NET ASSETS - 100%	$ 4,898,343,995
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,169,920
Fidelity Securities Lending Cash Central Fund	4,625,154
Total	$ 7,795,074
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $4,185,315,776. Net unrealized appreciation aggregated $640,090,379, of which $759,007,563 related to appreciated investment securities and $118,917,184 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Europe Capital Appreciation Fund

July 31, 2007

1.804821.103

ECA-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Argentina - 0.5%
Cresud S.A.C.I.F. y A. sponsored ADR	356,859	$ 7,080,083
Australia - 1.1%
CSL Ltd.	189,900	14,394,181
Austria - 0.7%
voestalpine AG	118,700	10,058,865
Belgium - 0.8%
InBev SA	142,800	11,600,921
Bermuda - 1.7%
Aquarius Platinum Ltd. (United Kingdom)	347,700	10,333,429
SeaDrill Ltd. (a)	625,400	12,741,259
TOTAL BERMUDA		23,074,688
Cyprus - 1.1%
Bank of Cyprus Public Co. Ltd.	855,000	15,068,817
Finland - 2.1%
Metso Corp.	196,900	12,663,121
Nokia Corp. sponsored ADR	550,150	15,756,296
TOTAL FINLAND		28,419,417
France - 15.8%
Alcatel-Lucent SA sponsored ADR	814,800	9,451,680
Alstom SA	72,500	13,273,679
AXA SA	530,500	20,774,460
Bouygues SA	130,100	10,528,241
Business Objects SA (a)	205,800	9,261,036
Cap Gemini SA	158,200	10,542,234
Eutelsat Communications	296,664	6,738,607
Groupe Danone	244,600	17,487,992
Icade SA	124,298	8,422,518
LVMH Moet Hennessy - Louis Vuitton	118,800	13,453,464
Pinault Printemps-Redoute SA	60,100	10,570,029
Remy Cointreau SA	106,500	7,799,431
Societe Generale Series A	121,100	21,071,400
Suez SA (France)	241,200	12,861,893
Total SA sponsored ADR	220,000	17,294,200
Veolia Environnement	169,487	12,637,186
Vinci SA	171,700	12,470,917
TOTAL FRANCE		214,638,967
Germany - 17.4%
Adidas-Salomon AG	182,300	11,180,358
Allianz AG (Reg.)	92,400	19,588,876
Arcandor AG (a)(d)	389,000	11,992,452
Bayer AG	226,166	16,005,830
Continental AG	75,700	10,980,950
DaimlerChrysler AG	117,300	10,644,975
E.ON AG	165,500	25,981,945
Hochtief AG	100,000	10,181,892
Lanxess AG	212,400	11,538,310
Linde AG	90,300	10,732,596

	Shares	Value
MAN AG	116,100	$ 17,017,665
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	95,100	16,505,700
RWE AG	149,100	15,940,159
Siemens AG (Reg.)	193,300	24,477,673
SolarWorld AG (d)	236,500	11,514,214
Wacker Chemie AG	48,200	11,904,782
TOTAL GERMANY		236,188,377
Greece - 1.8%
Bank of Piraeus	378,150	13,660,457
Cosmote Mobile Telecommunications SA	352,900	10,681,543
TOTAL GREECE		24,342,000
Ireland - 1.8%
Anglo Irish Bank Corp. PLC	300,300	5,629,542
CRH PLC	225,100	10,118,312
Smurfit Kappa Group plc	375,500	8,811,934
TOTAL IRELAND		24,559,788
Italy - 4.1%
Buzzi Unicem SpA	290,700	9,017,658
IFIL Finanziaria di Partecipazioni SpA	138,000	1,475,347
Intesa Sanpaolo SpA	2,497,600	19,087,245
Prysmian SpA	30,600	838,268
Unicredito Italiano SpA	2,047,900	17,578,476
Valentino Fashion Group SpA	176,200	8,375,928
TOTAL ITALY		56,372,922
Luxembourg - 1.0%
Acergy SA	490,900	13,008,850
Netherlands - 4.1%
Arcelor Mittal Class A (d)	307,200	19,222,931
Koninklijke Ahold NV (a)	738,100	9,344,382
Nutreco Holding NV	144,200	10,803,055
SBM Offshore NV	290,700	12,060,670
TomTom Group BV (a)(d)	74,500	4,867,734
TOTAL NETHERLANDS		56,298,772
Norway - 2.5%
Marine Harvest ASA (a)(d)	10,546,000	13,334,481
Petroleum Geo-Services ASA	428,800	10,312,446
Telenor ASA	566,400	10,412,051
TOTAL NORWAY		34,058,978
Spain - 1.9%
Banco Santander Central Hispano SA	767,200	14,613,190
Compania de Distribucion Integral Logista SA	6,700	522,573
Inditex SA	186,400	11,317,032
TOTAL SPAIN		26,452,795
Common Stocks - continued
	Shares	Value
Sweden - 2.9%
Atlas Copco AB (A Shares)	629,800	$ 11,115,970
H&M Hennes & Mauritz AB (B Shares)	221,950	12,895,835
Investor AB (B Shares)	320,800	8,426,945
SSAB Svenskt Stal AB:
rights 8/23/07 (a)	169,600	500,260
(B Shares) (d)	169,600	5,902,435
TOTAL SWEDEN		38,841,445
Switzerland - 14.0%
ABB Ltd. (Reg.)	801,755	19,718,569
Actelion Ltd. (Reg.) (a)	238,965	12,868,111
Credit Suisse Group (Reg.)	191,294	12,346,115
Julius Baer Holding AG (Bearer)	142,242	10,074,735
Lindt & Spruengli AG	390	11,411,111
Nestle SA (Reg.)	69,205	26,713,188
Pargesa Holding SA	70,307	7,753,373
Phonak Holding AG	113,365	11,001,547
Roche Holding AG (participation certificate)	219,925	39,191,129
SGS Societe Generale de Surveillance Holding SA (Reg.)	8,227	9,997,020
Swiss Life Holding	53,601	13,361,215
UBS AG (Reg.)	285,427	15,718,465
TOTAL SWITZERLAND		190,154,578
United Kingdom - 19.4%
3i Group plc	384,965	8,430,153
Barclays PLC	671,400	9,397,896
BG Group PLC	1,187,800	19,496,207
BP PLC	1,235,600	14,291,734
Burberry Group PLC	854,200	11,105,420
GlaxoSmithKline PLC	533,800	13,633,215
Gyrus Group PLC (a)	1,092,900	9,585,355
HSBC Holdings PLC sponsored ADR	151,300	14,095,108
Man Group plc	937,600	10,818,359
Next PLC	249,900	9,640,214
Reckitt Benckiser PLC	343,700	18,516,057
Royal Dutch Shell PLC Class A (United Kingdom)	1,377,300	54,026,428
Scottish & Southern Energy PLC	455,600	13,410,580
Tesco PLC	749,200	6,268,307
Vodafone Group PLC	3,643,800	11,058,903
Vodafone Group PLC sponsored ADR	663,150	20,126,603
Xstrata PLC	298,500	19,391,805
TOTAL UNITED KINGDOM		263,292,344

	Shares	Value
United States of America - 1.1%
General Motors Corp.	186,600	$ 6,045,840
Virgin Media, Inc.	344,900	8,567,316
TOTAL UNITED STATES OF AMERICA		14,613,156
TOTAL COMMON STOCKS (Cost $1,272,222,156)		1,302,519,944
Nonconvertible Preferred Stocks - 1.1%

Germany - 0.4%
Porsche AG	2,900	5,310,821
Italy - 0.7%
Istituto Finanziario Industriale SpA (IFI) (a)	247,111	9,430,567
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $10,148,990)		14,741,388
Money Market Funds - 7.2%

Fidelity Cash Central Fund, 5.38% (b)	54,038,990	54,038,990
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	44,421,020	44,421,020
TOTAL MONEY MARKET FUNDS (Cost $98,460,010)		98,460,010
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $1,380,831,156)	1,415,721,342
NET OTHER ASSETS - (4.1)%	(55,619,980)
NET ASSETS - 100%	$ 1,360,101,362
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,849,281
Fidelity Securities Lending Cash Central Fund	1,763,648
Total	$ 4,612,929
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,381,490,351. Net unrealized appreciation aggregated $34,230,991, of which $93,013,391 related to appreciated investment securities and $58,782,400 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Discovery Fund

July 31, 2007

1.804822.103

IGI-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value (000s)
Australia - 6.4%
AMP Ltd.	2,150,200	$ 18,433
Aristocrat Leisure Ltd.	1,674,900	19,482
AXA Asia Pacific Holdings Ltd.	3,809,600	23,861
Babcock & Brown Japan Property Trust	14,813,600	22,659
Babcock & Brown Ltd.	2,210,800	53,108
Babcock & Brown Wind Partners	7,081,600	11,617
Boart Longyear Ltd.	17,365,000	34,478
Brambles Ltd. (a)	3,581,600	33,817
Cochlear Ltd.	721,200	37,980
Computershare Ltd.	6,342,300	53,992
CSL Ltd.	1,809,750	137,177
Downer EDI Ltd.	3,857,181	23,041
Goodman Group unit	4,683,485	24,265
Macquarie Bank Ltd.	471,610	33,155
Mortgage Choice Ltd.	2,899,300	7,511
National Australia Bank Ltd.	2,222,900	72,663
Oxiana Ltd.	6,500,731	20,663
QBE Insurance Group Ltd.	1,922,267	49,093
Seek Ltd.	2,000,000	14,367
United Group Ltd.	378,500	5,999
United Group Ltd. (g)(i)	178,300	2,826
Woolworths Ltd.	2,381,239	55,376
WorleyParsons Ltd.	1,190,900	34,403
TOTAL AUSTRALIA		789,966
Austria - 0.4%
Raiffeisen International Bank Holding AG (d)	281,100	43,142
Belgium - 0.2%
InBev SA	365,300	29,677
Bermuda - 0.7%
Aquarius Platinum Ltd. (United Kingdom)	1,434,800	42,641
Ports Design Ltd.	4,763,900	11,400
Sinofert Holdings Ltd.	38,748,900	26,728
TOTAL BERMUDA		80,769
Brazil - 0.4%
Submarino SA	1,089,900	45,934
Canada - 1.1%
Lundin Mining Corp. (a)	1,123,635	14,421
Niko Resources Ltd. (g)	498,400	45,200
Open Text Corp. (a)	1,310,000	24,635
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
Potash Corp. of Saskatchewan, Inc.	591,300	$ 47,742
Suramina Resources, Inc. (a)	649,500	700
TOTAL CANADA		132,698
Cayman Islands - 0.8%
Lee & Man Paper Manufacturing Ltd.	8,947,000	38,133
Spreadtrum Communications, Inc. ADR	307,600	4,368
Subsea 7, Inc. (a)(d)	791,800	18,984
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	809,100	32,631
TOTAL CAYMAN ISLANDS		94,116
China - 0.4%
Jiangsu Expressway Co. Ltd. (H Shares)	13,585,200	13,558
Nine Dragons Paper (Holdings) Ltd.	10,409,000	30,552
TOTAL CHINA		44,110
Cyprus - 0.3%
Aisi Realty Public Ltd.	10,023,000	6,615
Marfin Popular Bank Public Co.	2,494,659	33,180
TOTAL CYPRUS		39,795
Czech Republic - 0.3%
Ceske Energeticke Zavody AS	584,800	30,664
Denmark - 0.7%
Novo Nordisk AS Series B	109,275	11,555
Vestas Wind Systems AS (a)	1,130,400	76,498
TOTAL DENMARK		88,053
Finland - 0.9%
Citycon Oyj	692,322	4,443
Nokia Corp. sponsored ADR	2,818,600	80,725
Wartsila Corp. (B Shares)	431,600	30,474
TOTAL FINLAND		115,642
France - 10.3%
Air France KLM (Reg.)	548,400	24,981
Alcatel-Lucent SA	1,089,900	12,643
Alstom SA	457,500	83,761
AXA SA	1,555,866	60,928
BNP Paribas SA	403,139	45,085
Business Objects SA sponsored ADR (a)	887,200	39,924
Cap Gemini SA	596,600	39,757
CNP Assurances	210,300	27,873
Common Stocks - continued
	Shares	Value (000s)
France - continued
Electricite de France	792,200	$ 81,105
Gaz de France	774,200	36,390
Geodis SA	73,700	16,337
Groupe Danone	464,400	33,203
Icade SA	558,489	37,844
L'Oreal SA	247,100	28,565
LVMH Moet Hennessy - Louis Vuitton	343,300	38,877
Neopost SA	254,300	37,212
Neuf Cegetel (d)	688,313	27,201
Orpea (a)	540,928	29,896
Pinault Printemps-Redoute SA	155,200	27,296
Remy Cointreau SA	304,500	22,300
Renault SA	351,100	51,435
Sechilienne-Sidec	174,000	12,745
Societe Generale Series A	181,820	31,637
Suez SA (France)	1,138,100	60,689
Total SA Series B	1,792,976	140,946
Vallourec SA	82,800	21,876
Veolia Environnement	880,962	65,686
Vinci SA	1,284,200	93,274
Vivendi Universal SA	1,055,598	45,239
TOTAL FRANCE		1,274,705
Germany - 10.3%
Adidas-Salomon AG	487,400	29,892
Allianz AG (Reg.)	583,330	123,666
Arcandor AG (a)(d)	1,160,400	35,774
Bayer AG sponsored ADR	2,097,500	148,440
Bilfinger Berger AG	242,300	20,954
CompuGROUP Holding AG (a)	519,400	12,345
Continental AG	228,600	33,160
DaimlerChrysler AG (Reg.)	642,700	58,325
Deutsche Boerse AG	559,900	65,482
E.ON AG	1,064,100	167,054
Gerresheimer AG	331,000	16,649
Hochtief AG	498,600	50,767
Hugo Boss AG	43,200	2,843
K&S AG	228,300	34,054
Linde AG	385,128	45,774
MAN AG	439,100	64,362
MTU Aero Engines Holding AG	327,000	22,529
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	366,600	63,628
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
Q-Cells AG	461,100	$ 40,822
SGL Carbon AG (a)	612,600	31,828
Siemens AG (Reg.)	1,094,700	138,622
SolarWorld AG	1,056,400	51,432
Wincor Nixdorf AG	247,400	22,160
TOTAL GERMANY		1,280,562
Greece - 0.3%
EFG Eurobank Ergasias SA	768,820	27,773
Marfin Financial Group Holdings SA	1,328,400	12,651
TOTAL GREECE		40,424
Hong Kong - 1.1%
Chaoda Modern Agriculture (Holdings) Ltd.	12,600,000	9,377
Esprit Holdings Ltd.	6,585,500	88,007
Li & Fung Ltd.	10,953,900	37,955
TOTAL HONG KONG		135,339
India - 1.4%
Bharti Airtel Ltd. (a)	2,368,000	53,332
Infosys Technologies Ltd.	953,052	46,853
Reliance Industries Ltd.	913,600	43,043
Satyam Computer Services Ltd.	3,024,300	36,158
TOTAL INDIA		179,386
Indonesia - 0.1%
PT Perusahaan Gas Negara Tbk Series B	16,035,500	16,088
Ireland - 0.3%
Paddy Power PLC (Ireland)	623,197	20,082
Ryanair Holdings PLC sponsored ADR (a)	486,900	20,201
TOTAL IRELAND		40,283
Israel - 0.4%
Israel Chemicals Ltd.	3,916,700	32,318
Nice Systems Ltd. sponsored ADR (a)	614,000	20,397
TOTAL ISRAEL		52,715
Italy - 2.6%
AEM SpA (d)	7,233,100	24,219
Edison SpA	9,489,400	30,034
Enel SpA	2,598,900	26,974
ENI SpA	288,800	10,073
ENI SpA sponsored ADR (d)	389,450	27,168
Common Stocks - continued
	Shares	Value (000s)
Italy - continued
Fiat SpA	2,537,600	$ 75,419
Impregilo SpA (a)	3,423,000	27,494
Pirelli & C. Real Estate SpA	227,800	12,013
Prysmian SpA	611,692	16,757
Unicredito Italiano SpA	8,987,200	77,143
TOTAL ITALY		327,294
Japan - 15.9%
Aeon Mall Co. Ltd. (d)	793,600	23,738
Asahi Glass Co. Ltd.	1,924,000	25,760
Asics Corp.	1,848,000	25,218
Bank of Yokohama Ltd.	2,571,000	17,878
Canon, Inc.	2,173,850	115,388
Casio Computer Co. Ltd.	908,500	13,846
Chiba Bank Ltd.	2,187,000	18,406
Chugai Pharmaceutical Co. Ltd.	1,571,700	27,117
East Japan Railway Co.	3,681	27,302
Fujifilm Holdings Corp.	1,230,500	53,342
Honda Motor Co. Ltd.	1,488,100	53,601
Japan Tobacco, Inc.	8,463	43,010
Kawasaki Kisen Kaisha Ltd. (d)	2,253,000	30,838
Kenedix Realty Investment Corp.	167	1,204
Keyence Corp.	82,600	17,744
Konica Minolta Holdings, Inc.	987,500	14,600
Kubota Corp.	3,316,000	27,535
Leopalace21 Corp.	329,500	10,417
Matsui Securities Co. Ltd. (d)	2,233,300	18,485
Mitsubishi Corp.	942,500	27,833
Mitsubishi Estate Co. Ltd.	1,949,400	49,592
Mitsubishi UFJ Financial Group, Inc.	1,086	11,555
Mitsui & Co. Ltd.	2,560,000	60,161
Mitsui Fudosan Co. Ltd.	2,243,000	58,564
Mizuho Financial Group, Inc.	11,247	79,214
Murata Manufacturing Co. Ltd.	627,200	46,860
Namco Bandai Holdings, Inc.	1,763,600	27,634
NGK Insulators Ltd.	1,937,000	59,200
Nintendo Co. Ltd.	344,100	168,609
Nippon Building Fund, Inc.	2,400	31,754
Nippon Electric Glass Co. Ltd.	855,000	13,331
Nippon Steel Corp.	4,566,000	34,344
Nomura Holdings, Inc.	2,799,900	53,114
NSK Ltd.	3,609,000	34,575
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
NTT DoCoMo, Inc.	23,200	$ 32,039
ORIX Corp.	254,290	61,034
Sony Corp. sponsored ADR	776,900	40,974
Sumco Corp.	1,032,500	53,009
Sumitomo Corp.	1,815,400	35,159
Sumitomo Electric Industries Ltd.	1,786,100	29,128
Sumitomo Metal Industries Ltd.	4,099,000	23,604
Sumitomo Mitsui Financial Group, Inc.	4,546	41,083
Sumitomo Trust & Banking Co. Ltd.	2,478,800	20,928
T&D Holdings, Inc.	495,150	32,381
Takeda Pharamaceutical Co. Ltd.	1,272,100	82,866
The Sumitomo Warehouse Co. Ltd.	338,000	2,083
Tokuyama Corp.	3,364,900	48,871
Toyota Motor Corp.	2,541,900	153,315
TOTAL JAPAN		1,978,243
Korea (South) - 1.5%
Korean Reinsurance Co.	946,600	14,146
LG Household & Health Care Ltd.	424,620	56,284
NHN Corp.	261,735	47,792
Samsung Card Co. Ltd.	23,300	1,696
Samsung Fire & Marine Insurance Co. Ltd.	208,660	42,832
Shinhan Financial Group Co. Ltd.	385,130	26,152
TOTAL KOREA (SOUTH)		188,902
Luxembourg - 0.5%
Acergy SA	1,124,500	29,799
SES SA (A Shares) FDR	1,505,854	31,732
TOTAL LUXEMBOURG		61,531
Malaysia - 0.9%
DiGi.com Bhd	3,860,800	24,252
Gamuda Bhd	25,668,900	57,958
IJM Corp. Bhd	8,525,300	21,471
KNM Group Bhd	8,528,100	12,837
TOTAL MALAYSIA		116,518
Mexico - 0.7%
America Movil SAB de CV Series L sponsored ADR	1,070,200	64,084
Urbi, Desarrollos Urbanos, SA de CV (a)	4,121,400	17,420
TOTAL MEXICO		81,504
Common Stocks - continued
	Shares	Value (000s)
Netherlands - 3.4%
ABN-AMRO Holding NV	1,512,000	$ 75,298
Arcelor Mittal:
(NY Shares) Class A	628,300	38,339
Class A (d)	702,200	43,940
CNH Global NV	702,000	37,157
Heineken NV (Bearer)	791,000	50,070
ING Groep NV (Certificaten Van Aandelen)	310,544	13,099
Koninklijke KPN NV	1,139,700	17,825
Koninklijke Numico NV	341,600	25,035
Koninklijke Philips Electronics NV	1,241,200	50,145
Nutreco Holding NV	628,000	47,048
SBM Offshore NV	706,779	29,323
TOTAL NETHERLANDS		427,279
Norway - 1.9%
Aker Kvaerner ASA	3,184,050	83,032
Hafslund ASA (B Shares)	674,550	18,053
Marine Harvest ASA (a)	42,140,100	53,282
Renewable Energy Corp. AS (d)	1,103,800	44,123
Telenor ASA	1,977,400	36,350
TOTAL NORWAY		234,840
Papua New Guinea - 0.2%
Lihir Gold Ltd. (a)	9,432,800	24,597
Russia - 0.1%
Magma OJSC sponsored GDR (a)(f)	675,700	9,865
Singapore - 0.5%
Keppel Corp. Ltd.	2,332,000	20,766
Singapore Exchange Ltd.	5,755,000	37,582
TOTAL SINGAPORE		58,348
Spain - 2.9%
Banco Bilbao Vizcaya Argentaria SA	2,429,400	59,326
Banco Santander Central Hispano SA	5,326,100	101,449
Compania de Distribucion Integral Logista SA	98,426	7,677
Inditex SA	901,800	54,752
Sol Melia SA	702,567	15,564
Telefonica SA	5,355,800	125,380
TOTAL SPAIN		364,148
Sweden - 1.4%
H&M Hennes & Mauritz AB (B Shares)	742,500	43,141
Common Stocks - continued
	Shares	Value (000s)
Sweden - continued
Modern Times Group MTG AB (B Shares)	1,049,300	$ 64,938
Scania AB (B Shares)	2,833,500	68,545
TOTAL SWEDEN		176,624
Switzerland - 8.5%
ABB Ltd. sponsored ADR	5,232,600	125,949
Actelion Ltd. (Reg.) (a)	997,790	53,730
BB Biotech AG	341,699	27,444
Compagnie Financiere Richemont unit	508,844	32,314
Credit Suisse Group (Reg.)	898,765	58,006
EFG International	528,000	24,917
Julius Baer Holding AG (Bearer)	1,118,418	79,215
Lindt & Spruengli AG (participation certificate)	15,453	41,838
Nestle SA (Reg.)	334,722	129,203
Novartis AG (Reg.)	707,960	38,194
Phonak Holding AG	593,987	57,644
Roche Holding AG (participation certificate)	971,920	173,208
SGS Societe Generale de Surveillance Holding SA (Reg.)	12,915	15,694
Swiss Life Holding	95,891	23,903
Tecan Group AG	212,300	12,598
The Swatch Group AG (Reg.)	1,226,893	72,449
UBS AG (NY Shares)	980,600	54,002
Zurich Financial Services AG (Reg.)	109,285	32,199
TOTAL SWITZERLAND		1,052,507
Taiwan - 1.4%
Gemtek Technology Corp.	8,486,000	23,459
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,968,890	57,775
PixArt Imaging, Inc.	1,740,000	22,274
Shin Kong Financial Holding Co. Ltd.	10,227,415	12,516
Siliconware Precision Industries Co. Ltd.	12,427,433	23,750
Wistron Corp.	13,850,000	28,452
TOTAL TAIWAN		168,226
United Kingdom - 14.4%
Anglo American PLC (United Kingdom)	909,454	53,650
AstraZeneca PLC sponsored ADR	549,000	28,455
Autonomy Corp. PLC (a)	2,595,500	43,973
BAE Systems PLC	4,145,509	35,580
Barclays PLC	1,431,400	20,036
BG Group PLC	1,454,900	23,880
BG Group PLC sponsored ADR	200,000	16,230
BHP Billiton PLC	4,341,200	129,900
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Blinkx PLC (a)	2,595,500	$ 2,214
BP PLC sponsored ADR	886,400	61,516
British American Tobacco PLC	1,459,900	47,271
British American Tobacco PLC sponsored ADR	390,200	25,398
Burberry Group PLC	1,777,700	23,112
Capita Group PLC	1,106,900	16,201
Clipper Windpower PLC (a)	2,006,200	29,098
GlaxoSmithKline PLC sponsored ADR (d)	339,300	17,331
Gyrus Group PLC (a)	3,002,600	26,335
HSBC Holdings PLC (Hong Kong) (Reg.)	1,445,244	26,928
Informa PLC	1,379,400	14,865
International Power PLC	7,392,900	62,137
Investec PLC	4,477,600	56,348
John Wood Group PLC	3,062,900	20,253
Man Group plc	3,043,000	35,111
Marks & Spencer Group PLC	1,936,800	24,866
N Brown Group PLC	4,180,000	27,448
National Grid PLC	2,399,200	34,238
Next PLC	871,400	33,615
Pearson PLC	2,394,300	38,764
Punch Taverns Ltd.	871,700	20,559
Reckitt Benckiser PLC	1,409,100	75,912
Renovo Group PLC (a)(e)	9,727,800	35,570
Rio Tinto PLC sponsored ADR	155,900	45,074
Rolls-Royce Group PLC	3,912,989	40,539
Royal Bank of Scotland Group PLC	5,979,713	71,972
Royal Dutch Shell PLC Class B	3,452,359	136,851
RPS Group PLC	4,353,400	30,886
Shire PLC	2,059,200	50,649
SSL International PLC	5,402,200	51,139
Tesco PLC	9,785,412	81,871
Vodafone Group PLC	43,438,535	131,836
Xstrata PLC	649,900	42,220
TOTAL UNITED KINGDOM		1,789,831
United States of America - 0.8%
Fluor Corp.	357,500	41,295
Macquarie Infrastructure Co. LLC	131,000	5,212
Marathon Oil Corp.	299,500	16,532
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Sunoco, Inc.	295,600	$ 19,722
Washington Group International, Inc. (a)	167,200	13,430
TOTAL UNITED STATES OF AMERICA		96,191
TOTAL COMMON STOCKS (Cost $9,121,876)		11,710,516
Nonconvertible Preferred Stocks - 1.1%

Germany - 1.0%
Fresenius AG (non-vtg.)	551,200	43,934
Porsche AG	20,695	37,899
ProSiebenSat.1 Media AG	1,342,100	48,868
TOTAL GERMANY		130,701
Italy - 0.1%
Intesa Sanpaolo SpA	1,669,602	11,958
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $96,956)		142,659
Government Obligations - 0.0%
	Principal Amount (000s)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 4.74% to 4.81% 8/2/07 to 9/6/07 (h) (Cost $3,094)	$ 3,100	3,094
Money Market Funds - 5.1%
	Shares
Fidelity Cash Central Fund, 5.38% (b)	540,944,434	540,944
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	87,010,098	87,010
TOTAL MONEY MARKET FUNDS (Cost $627,954)		627,954
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $9,849,880)		12,484,223
NET OTHER ASSETS - (0.6)%		(72,584)
NET ASSETS - 100%		$ 12,411,639
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
723 Nikkei 225 Index Contracts (Japan)	Sept. 2007	$ 61,961	$ (3,221)

The face value of futures purchased as a percentage of net assets - 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,865,000 or 0.1% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,044,000.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,826,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
United Group Ltd.	7/12/07	$ 2,623
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Renovo Group PLC	$ 14,540	$ 16,799	$ 586	$ -	$ 35,570
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 14,395
Fidelity Securities Lending Cash Central Fund	8,488
Total	$ 22,883
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $9,854,311,000. Net unrealized appreciation aggregated $2,629,912,000, of which $2,794,903,000 related to appreciated investment securities and $164,991,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Discovery Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2007

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Discovery Fund

1.834739.101

AIGI-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value (000s)
Australia - 6.4%
AMP Ltd.	2,150,200	$ 18,433
Aristocrat Leisure Ltd.	1,674,900	19,482
AXA Asia Pacific Holdings Ltd.	3,809,600	23,861
Babcock & Brown Japan Property Trust	14,813,600	22,659
Babcock & Brown Ltd.	2,210,800	53,108
Babcock & Brown Wind Partners	7,081,600	11,617
Boart Longyear Ltd.	17,365,000	34,478
Brambles Ltd. (a)	3,581,600	33,817
Cochlear Ltd.	721,200	37,980
Computershare Ltd.	6,342,300	53,992
CSL Ltd.	1,809,750	137,177
Downer EDI Ltd.	3,857,181	23,041
Goodman Group unit	4,683,485	24,265
Macquarie Bank Ltd.	471,610	33,155
Mortgage Choice Ltd.	2,899,300	7,511
National Australia Bank Ltd.	2,222,900	72,663
Oxiana Ltd.	6,500,731	20,663
QBE Insurance Group Ltd.	1,922,267	49,093
Seek Ltd.	2,000,000	14,367
United Group Ltd.	378,500	5,999
United Group Ltd. (g)(i)	178,300	2,826
Woolworths Ltd.	2,381,239	55,376
WorleyParsons Ltd.	1,190,900	34,403
TOTAL AUSTRALIA		789,966
Austria - 0.4%
Raiffeisen International Bank Holding AG (d)	281,100	43,142
Belgium - 0.2%
InBev SA	365,300	29,677
Bermuda - 0.7%
Aquarius Platinum Ltd. (United Kingdom)	1,434,800	42,641
Ports Design Ltd.	4,763,900	11,400
Sinofert Holdings Ltd.	38,748,900	26,728
TOTAL BERMUDA		80,769
Brazil - 0.4%
Submarino SA	1,089,900	45,934
Canada - 1.1%
Lundin Mining Corp. (a)	1,123,635	14,421
Niko Resources Ltd. (g)	498,400	45,200
Open Text Corp. (a)	1,310,000	24,635
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
Potash Corp. of Saskatchewan, Inc.	591,300	$ 47,742
Suramina Resources, Inc. (a)	649,500	700
TOTAL CANADA		132,698
Cayman Islands - 0.8%
Lee & Man Paper Manufacturing Ltd.	8,947,000	38,133
Spreadtrum Communications, Inc. ADR	307,600	4,368
Subsea 7, Inc. (a)(d)	791,800	18,984
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	809,100	32,631
TOTAL CAYMAN ISLANDS		94,116
China - 0.4%
Jiangsu Expressway Co. Ltd. (H Shares)	13,585,200	13,558
Nine Dragons Paper (Holdings) Ltd.	10,409,000	30,552
TOTAL CHINA		44,110
Cyprus - 0.3%
Aisi Realty Public Ltd.	10,023,000	6,615
Marfin Popular Bank Public Co.	2,494,659	33,180
TOTAL CYPRUS		39,795
Czech Republic - 0.3%
Ceske Energeticke Zavody AS	584,800	30,664
Denmark - 0.7%
Novo Nordisk AS Series B	109,275	11,555
Vestas Wind Systems AS (a)	1,130,400	76,498
TOTAL DENMARK		88,053
Finland - 0.9%
Citycon Oyj	692,322	4,443
Nokia Corp. sponsored ADR	2,818,600	80,725
Wartsila Corp. (B Shares)	431,600	30,474
TOTAL FINLAND		115,642
France - 10.3%
Air France KLM (Reg.)	548,400	24,981
Alcatel-Lucent SA	1,089,900	12,643
Alstom SA	457,500	83,761
AXA SA	1,555,866	60,928
BNP Paribas SA	403,139	45,085
Business Objects SA sponsored ADR (a)	887,200	39,924
Cap Gemini SA	596,600	39,757
CNP Assurances	210,300	27,873
Common Stocks - continued
	Shares	Value (000s)
France - continued
Electricite de France	792,200	$ 81,105
Gaz de France	774,200	36,390
Geodis SA	73,700	16,337
Groupe Danone	464,400	33,203
Icade SA	558,489	37,844
L'Oreal SA	247,100	28,565
LVMH Moet Hennessy - Louis Vuitton	343,300	38,877
Neopost SA	254,300	37,212
Neuf Cegetel (d)	688,313	27,201
Orpea (a)	540,928	29,896
Pinault Printemps-Redoute SA	155,200	27,296
Remy Cointreau SA	304,500	22,300
Renault SA	351,100	51,435
Sechilienne-Sidec	174,000	12,745
Societe Generale Series A	181,820	31,637
Suez SA (France)	1,138,100	60,689
Total SA Series B	1,792,976	140,946
Vallourec SA	82,800	21,876
Veolia Environnement	880,962	65,686
Vinci SA	1,284,200	93,274
Vivendi Universal SA	1,055,598	45,239
TOTAL FRANCE		1,274,705
Germany - 10.3%
Adidas-Salomon AG	487,400	29,892
Allianz AG (Reg.)	583,330	123,666
Arcandor AG (a)(d)	1,160,400	35,774
Bayer AG sponsored ADR	2,097,500	148,440
Bilfinger Berger AG	242,300	20,954
CompuGROUP Holding AG (a)	519,400	12,345
Continental AG	228,600	33,160
DaimlerChrysler AG (Reg.)	642,700	58,325
Deutsche Boerse AG	559,900	65,482
E.ON AG	1,064,100	167,054
Gerresheimer AG	331,000	16,649
Hochtief AG	498,600	50,767
Hugo Boss AG	43,200	2,843
K&S AG	228,300	34,054
Linde AG	385,128	45,774
MAN AG	439,100	64,362
MTU Aero Engines Holding AG	327,000	22,529
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	366,600	63,628
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
Q-Cells AG	461,100	$ 40,822
SGL Carbon AG (a)	612,600	31,828
Siemens AG (Reg.)	1,094,700	138,622
SolarWorld AG	1,056,400	51,432
Wincor Nixdorf AG	247,400	22,160
TOTAL GERMANY		1,280,562
Greece - 0.3%
EFG Eurobank Ergasias SA	768,820	27,773
Marfin Financial Group Holdings SA	1,328,400	12,651
TOTAL GREECE		40,424
Hong Kong - 1.1%
Chaoda Modern Agriculture (Holdings) Ltd.	12,600,000	9,377
Esprit Holdings Ltd.	6,585,500	88,007
Li & Fung Ltd.	10,953,900	37,955
TOTAL HONG KONG		135,339
India - 1.4%
Bharti Airtel Ltd. (a)	2,368,000	53,332
Infosys Technologies Ltd.	953,052	46,853
Reliance Industries Ltd.	913,600	43,043
Satyam Computer Services Ltd.	3,024,300	36,158
TOTAL INDIA		179,386
Indonesia - 0.1%
PT Perusahaan Gas Negara Tbk Series B	16,035,500	16,088
Ireland - 0.3%
Paddy Power PLC (Ireland)	623,197	20,082
Ryanair Holdings PLC sponsored ADR (a)	486,900	20,201
TOTAL IRELAND		40,283
Israel - 0.4%
Israel Chemicals Ltd.	3,916,700	32,318
Nice Systems Ltd. sponsored ADR (a)	614,000	20,397
TOTAL ISRAEL		52,715
Italy - 2.6%
AEM SpA (d)	7,233,100	24,219
Edison SpA	9,489,400	30,034
Enel SpA	2,598,900	26,974
ENI SpA	288,800	10,073
ENI SpA sponsored ADR (d)	389,450	27,168
Common Stocks - continued
	Shares	Value (000s)
Italy - continued
Fiat SpA	2,537,600	$ 75,419
Impregilo SpA (a)	3,423,000	27,494
Pirelli & C. Real Estate SpA	227,800	12,013
Prysmian SpA	611,692	16,757
Unicredito Italiano SpA	8,987,200	77,143
TOTAL ITALY		327,294
Japan - 15.9%
Aeon Mall Co. Ltd. (d)	793,600	23,738
Asahi Glass Co. Ltd.	1,924,000	25,760
Asics Corp.	1,848,000	25,218
Bank of Yokohama Ltd.	2,571,000	17,878
Canon, Inc.	2,173,850	115,388
Casio Computer Co. Ltd.	908,500	13,846
Chiba Bank Ltd.	2,187,000	18,406
Chugai Pharmaceutical Co. Ltd.	1,571,700	27,117
East Japan Railway Co.	3,681	27,302
Fujifilm Holdings Corp.	1,230,500	53,342
Honda Motor Co. Ltd.	1,488,100	53,601
Japan Tobacco, Inc.	8,463	43,010
Kawasaki Kisen Kaisha Ltd. (d)	2,253,000	30,838
Kenedix Realty Investment Corp.	167	1,204
Keyence Corp.	82,600	17,744
Konica Minolta Holdings, Inc.	987,500	14,600
Kubota Corp.	3,316,000	27,535
Leopalace21 Corp.	329,500	10,417
Matsui Securities Co. Ltd. (d)	2,233,300	18,485
Mitsubishi Corp.	942,500	27,833
Mitsubishi Estate Co. Ltd.	1,949,400	49,592
Mitsubishi UFJ Financial Group, Inc.	1,086	11,555
Mitsui & Co. Ltd.	2,560,000	60,161
Mitsui Fudosan Co. Ltd.	2,243,000	58,564
Mizuho Financial Group, Inc.	11,247	79,214
Murata Manufacturing Co. Ltd.	627,200	46,860
Namco Bandai Holdings, Inc.	1,763,600	27,634
NGK Insulators Ltd.	1,937,000	59,200
Nintendo Co. Ltd.	344,100	168,609
Nippon Building Fund, Inc.	2,400	31,754
Nippon Electric Glass Co. Ltd.	855,000	13,331
Nippon Steel Corp.	4,566,000	34,344
Nomura Holdings, Inc.	2,799,900	53,114
NSK Ltd.	3,609,000	34,575
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
NTT DoCoMo, Inc.	23,200	$ 32,039
ORIX Corp.	254,290	61,034
Sony Corp. sponsored ADR	776,900	40,974
Sumco Corp.	1,032,500	53,009
Sumitomo Corp.	1,815,400	35,159
Sumitomo Electric Industries Ltd.	1,786,100	29,128
Sumitomo Metal Industries Ltd.	4,099,000	23,604
Sumitomo Mitsui Financial Group, Inc.	4,546	41,083
Sumitomo Trust & Banking Co. Ltd.	2,478,800	20,928
T&D Holdings, Inc.	495,150	32,381
Takeda Pharamaceutical Co. Ltd.	1,272,100	82,866
The Sumitomo Warehouse Co. Ltd.	338,000	2,083
Tokuyama Corp.	3,364,900	48,871
Toyota Motor Corp.	2,541,900	153,315
TOTAL JAPAN		1,978,243
Korea (South) - 1.5%
Korean Reinsurance Co.	946,600	14,146
LG Household & Health Care Ltd.	424,620	56,284
NHN Corp.	261,735	47,792
Samsung Card Co. Ltd.	23,300	1,696
Samsung Fire & Marine Insurance Co. Ltd.	208,660	42,832
Shinhan Financial Group Co. Ltd.	385,130	26,152
TOTAL KOREA (SOUTH)		188,902
Luxembourg - 0.5%
Acergy SA	1,124,500	29,799
SES SA (A Shares) FDR	1,505,854	31,732
TOTAL LUXEMBOURG		61,531
Malaysia - 0.9%
DiGi.com Bhd	3,860,800	24,252
Gamuda Bhd	25,668,900	57,958
IJM Corp. Bhd	8,525,300	21,471
KNM Group Bhd	8,528,100	12,837
TOTAL MALAYSIA		116,518
Mexico - 0.7%
America Movil SAB de CV Series L sponsored ADR	1,070,200	64,084
Urbi, Desarrollos Urbanos, SA de CV (a)	4,121,400	17,420
TOTAL MEXICO		81,504
Common Stocks - continued
	Shares	Value (000s)
Netherlands - 3.4%
ABN-AMRO Holding NV	1,512,000	$ 75,298
Arcelor Mittal:
(NY Shares) Class A	628,300	38,339
Class A (d)	702,200	43,940
CNH Global NV	702,000	37,157
Heineken NV (Bearer)	791,000	50,070
ING Groep NV (Certificaten Van Aandelen)	310,544	13,099
Koninklijke KPN NV	1,139,700	17,825
Koninklijke Numico NV	341,600	25,035
Koninklijke Philips Electronics NV	1,241,200	50,145
Nutreco Holding NV	628,000	47,048
SBM Offshore NV	706,779	29,323
TOTAL NETHERLANDS		427,279
Norway - 1.9%
Aker Kvaerner ASA	3,184,050	83,032
Hafslund ASA (B Shares)	674,550	18,053
Marine Harvest ASA (a)	42,140,100	53,282
Renewable Energy Corp. AS (d)	1,103,800	44,123
Telenor ASA	1,977,400	36,350
TOTAL NORWAY		234,840
Papua New Guinea - 0.2%
Lihir Gold Ltd. (a)	9,432,800	24,597
Russia - 0.1%
Magma OJSC sponsored GDR (a)(f)	675,700	9,865
Singapore - 0.5%
Keppel Corp. Ltd.	2,332,000	20,766
Singapore Exchange Ltd.	5,755,000	37,582
TOTAL SINGAPORE		58,348
Spain - 2.9%
Banco Bilbao Vizcaya Argentaria SA	2,429,400	59,326
Banco Santander Central Hispano SA	5,326,100	101,449
Compania de Distribucion Integral Logista SA	98,426	7,677
Inditex SA	901,800	54,752
Sol Melia SA	702,567	15,564
Telefonica SA	5,355,800	125,380
TOTAL SPAIN		364,148
Sweden - 1.4%
H&M Hennes & Mauritz AB (B Shares)	742,500	43,141
Common Stocks - continued
	Shares	Value (000s)
Sweden - continued
Modern Times Group MTG AB (B Shares)	1,049,300	$ 64,938
Scania AB (B Shares)	2,833,500	68,545
TOTAL SWEDEN		176,624
Switzerland - 8.5%
ABB Ltd. sponsored ADR	5,232,600	125,949
Actelion Ltd. (Reg.) (a)	997,790	53,730
BB Biotech AG	341,699	27,444
Compagnie Financiere Richemont unit	508,844	32,314
Credit Suisse Group (Reg.)	898,765	58,006
EFG International	528,000	24,917
Julius Baer Holding AG (Bearer)	1,118,418	79,215
Lindt & Spruengli AG (participation certificate)	15,453	41,838
Nestle SA (Reg.)	334,722	129,203
Novartis AG (Reg.)	707,960	38,194
Phonak Holding AG	593,987	57,644
Roche Holding AG (participation certificate)	971,920	173,208
SGS Societe Generale de Surveillance Holding SA (Reg.)	12,915	15,694
Swiss Life Holding	95,891	23,903
Tecan Group AG	212,300	12,598
The Swatch Group AG (Reg.)	1,226,893	72,449
UBS AG (NY Shares)	980,600	54,002
Zurich Financial Services AG (Reg.)	109,285	32,199
TOTAL SWITZERLAND		1,052,507
Taiwan - 1.4%
Gemtek Technology Corp.	8,486,000	23,459
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,968,890	57,775
PixArt Imaging, Inc.	1,740,000	22,274
Shin Kong Financial Holding Co. Ltd.	10,227,415	12,516
Siliconware Precision Industries Co. Ltd.	12,427,433	23,750
Wistron Corp.	13,850,000	28,452
TOTAL TAIWAN		168,226
United Kingdom - 14.4%
Anglo American PLC (United Kingdom)	909,454	53,650
AstraZeneca PLC sponsored ADR	549,000	28,455
Autonomy Corp. PLC (a)	2,595,500	43,973
BAE Systems PLC	4,145,509	35,580
Barclays PLC	1,431,400	20,036
BG Group PLC	1,454,900	23,880
BG Group PLC sponsored ADR	200,000	16,230
BHP Billiton PLC	4,341,200	129,900
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Blinkx PLC (a)	2,595,500	$ 2,214
BP PLC sponsored ADR	886,400	61,516
British American Tobacco PLC	1,459,900	47,271
British American Tobacco PLC sponsored ADR	390,200	25,398
Burberry Group PLC	1,777,700	23,112
Capita Group PLC	1,106,900	16,201
Clipper Windpower PLC (a)	2,006,200	29,098
GlaxoSmithKline PLC sponsored ADR (d)	339,300	17,331
Gyrus Group PLC (a)	3,002,600	26,335
HSBC Holdings PLC (Hong Kong) (Reg.)	1,445,244	26,928
Informa PLC	1,379,400	14,865
International Power PLC	7,392,900	62,137
Investec PLC	4,477,600	56,348
John Wood Group PLC	3,062,900	20,253
Man Group plc	3,043,000	35,111
Marks & Spencer Group PLC	1,936,800	24,866
N Brown Group PLC	4,180,000	27,448
National Grid PLC	2,399,200	34,238
Next PLC	871,400	33,615
Pearson PLC	2,394,300	38,764
Punch Taverns Ltd.	871,700	20,559
Reckitt Benckiser PLC	1,409,100	75,912
Renovo Group PLC (a)(e)	9,727,800	35,570
Rio Tinto PLC sponsored ADR	155,900	45,074
Rolls-Royce Group PLC	3,912,989	40,539
Royal Bank of Scotland Group PLC	5,979,713	71,972
Royal Dutch Shell PLC Class B	3,452,359	136,851
RPS Group PLC	4,353,400	30,886
Shire PLC	2,059,200	50,649
SSL International PLC	5,402,200	51,139
Tesco PLC	9,785,412	81,871
Vodafone Group PLC	43,438,535	131,836
Xstrata PLC	649,900	42,220
TOTAL UNITED KINGDOM		1,789,831
United States of America - 0.8%
Fluor Corp.	357,500	41,295
Macquarie Infrastructure Co. LLC	131,000	5,212
Marathon Oil Corp.	299,500	16,532
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Sunoco, Inc.	295,600	$ 19,722
Washington Group International, Inc. (a)	167,200	13,430
TOTAL UNITED STATES OF AMERICA		96,191
TOTAL COMMON STOCKS (Cost $9,121,876)		11,710,516
Nonconvertible Preferred Stocks - 1.1%

Germany - 1.0%
Fresenius AG (non-vtg.)	551,200	43,934
Porsche AG	20,695	37,899
ProSiebenSat.1 Media AG	1,342,100	48,868
TOTAL GERMANY		130,701
Italy - 0.1%
Intesa Sanpaolo SpA	1,669,602	11,958
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $96,956)		142,659
Government Obligations - 0.0%
	Principal Amount (000s)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 4.74% to 4.81% 8/2/07 to 9/6/07 (h) (Cost $3,094)	$ 3,100	3,094
Money Market Funds - 5.1%
	Shares
Fidelity Cash Central Fund, 5.38% (b)	540,944,434	540,944
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	87,010,098	87,010
TOTAL MONEY MARKET FUNDS (Cost $627,954)		627,954
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $9,849,880)		12,484,223
NET OTHER ASSETS - (0.6)%		(72,584)
NET ASSETS - 100%		$ 12,411,639
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
723 Nikkei 225 Index Contracts (Japan)	Sept. 2007	$ 61,961	$ (3,221)

The face value of futures purchased as a percentage of net assets - 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,865,000 or 0.1% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,044,000.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,826,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
United Group Ltd.	7/12/07	$ 2,623
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Renovo Group PLC	$ 14,540	$ 16,799	$ 586	$ -	$ 35,570
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 14,395
Fidelity Securities Lending Cash Central Fund	8,488
Total	$ 22,883
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $9,854,311,000. Net unrealized appreciation aggregated $2,629,912,000, of which $2,794,903,000 related to appreciated investment securities and $164,991,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Small Cap Fund

July 31, 2007

1.804839.103

ISC-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
Australia - 12.8%
Allied Gold Ltd. (a)	11,880,000	$ 4,809
ASX Ltd.	109,288	4,568
Ausenco Ltd.	627,400	5,197
Austbrokers Holdings Ltd. (d)	279,755	1,097
Australian Wealth Management Ltd.	1,555,487	3,499
Babcock & Brown Japan Property Trust	1,321,300	2,021
Babcock & Brown Ltd.	37,200	894
Billabong International Ltd.	185,200	2,560
Boart Longyear Ltd.	2,171,600	4,312
Bradken Ltd.	630,895	5,484
Capital-XX Ltd. (a)	2,262,572	3,700
Centamin Egypt Ltd. (a)	3,589,755	4,248
Centennial Coal Co. Ltd. (d)	276,700	797
Computershare Ltd.	472,572	4,023
David Jones Ltd.	432,290	2,118
Downer EDI Ltd.	1,052,956	6,290
DUET Group	724,992	2,039
Dwyka Resources Ltd. (a)	5,235,220	5,902
Emeco Holdings Ltd. (d)	706,300	915
European Gas Ltd. (a)	3,264,590	2,810
Flexigroup Ltd.	763,600	1,744
Fox Resources Ltd. (a)	342,636	320
Gunns Ltd.	249,000	719
Hastie Group Ltd.	1,429,073	5,042
HFA Holdings Ltd.	2,190,100	5,207
IBT Education Ltd.	377,250	653
Incitec Pivot Ltd.	83,400	5,422
International Ferro Metals (a)	5,407,166	14,938
Iress Market Technology Ltd.	463,600	3,401
JB Hi-Fi Ltd.	618,600	6,220
Jubilee Mines NL	41,700	558
MacArthur Coal Ltd.	150,200	867
Meo Australia Ltd. (a)	9,450,100	9,825
Mineral Deposits Ltd. (a)(d)	880,900	1,092
Monto Minerals Ltd. (a)	8,525,252	1,559
Monto Minerals Ltd. warrants 5/25/09 (a)	1,485,934	30
Mortgage Choice Ltd.	2,022,538	5,239
Mount Gibson Iron Ltd. (a)	1,361,500	1,717
Nomad Building Solutions Ltd.	643,400	1,689
Oakton Ltd.	122,815	608
Perilya Mines Ltd.	469,900	1,906
Phosphagenics Ltd. (a)	9,040,000	2,427
Common Stocks - continued
	Shares	Value (000s)
Australia - continued
RAMS Home Loans Group Property Ltd.	1,392,700	$ 2,753
Reverse Corp. Ltd.	446,400	2,130
Roc Oil Co. Ltd. (United Kingdom) (a)	2,864,489	8,408
Seek Ltd.	1,307,939	9,396
SMS Management & Technology Ltd.	134,800	712
Straits Resources Ltd.	590,200	2,112
Sylvania Resources Ltd. (a)(e)	9,882,495	25,264
Sylvania Resources Ltd. (United Kingdom) (a)(e)	7,292,630	19,777
Tanami Gold NL	26,452,484	2,818
Tassal Group Ltd.	1,148,600	3,475
Thinksmart Ltd.	1,235,200	2,137
United Group Ltd.	353,321	5,600
WorleyParsons Ltd.	102,033	2,948
Wotif.com Holdings Ltd.	636,700	3,190
TOTAL AUSTRALIA		229,186
Austria - 0.2%
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) (d)	87,550	4,313
Bermuda - 2.5%
Hongguo International Holdings Ltd.	1,645,000	1,139
Noble Group Ltd.	1,298,000	1,456
Pacific Basin Shipping Ltd.	4,656,000	6,803
Peace Mark Holdings Ltd.	4,656,000	7,243
Petra Diamonds Ltd. (a)	2,461,491	6,688
Ports Design Ltd.	1,034,500	2,476
Proactive Technology Holdings Ltd. (a)	294,000	578
Qualipak International Holdings Ltd.	1,732,000	2,099
Sinofert Holdings Ltd.	2,736,000	1,887
Tak Sing Alliance Holdings Ltd.	2,628,000	957
Tanzanite One Ltd. (e)	5,808,701	11,092
Trefoil Ltd. (a)	385,100	2,445
Xceldiam Ltd. warrants 11/16/07 (a)	1,659,127	67
TOTAL BERMUDA		44,930
British Virgin Islands - 0.3%
Albidon Ltd. unit (a)	1,469,000	3,581
Kalahari Energy (f)	1,451,000	1,814
TOTAL BRITISH VIRGIN ISLANDS		5,395
Canada - 3.8%
AirSea Lines (a)(f)	1,862,300	1,274
AirSea Lines warrants 8/4/11 (a)(f)	1,862,300	0
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
Altius Minerals Corp. (a)	374,906	$ 7,940
Antrim Energy, Inc. (a)	274,340	1,942
Antrim Energy, Inc. (United Kingdom) (a)	800,000	5,753
Bankers Petroleum Ltd. (a)	3,767,000	1,942
Equinox Minerals Ltd. (a)	1,206,050	4,726
First Quantum Minerals Ltd.	45,011	4,218
MagIndustries Corp. (a)	3,635,960	5,624
Oilexco, Inc. (a)	1,394,525	16,773
Rally Energy Corp. (a)	416,720	2,547
Rock Well Petroleum, Inc. (f)	770,400	1,083
Sino-Forest Corp. (a)	67,400	1,065
Starfield Resources, Inc. (a)	1,313,025	1,588
Starfield Resources, Inc. warrants 1/20/08 (a)(f)	1,678,100	831
Stealth Ventures Ltd. (a)	966,500	1,268
Stealth Ventures Ltd. warrants 3/12/08 (a)(f)	483,250	53
Uranium One, Inc. (South Africa) (a)	280,700	3,324
Visual Defence, Inc. (a)(e)	4,664,100	1,895
Western Canadian Coal Corp. (a)	1,554,418	3,643
Western Canadian Coal Corp. (United Kingdom) (a)	548,286	1,359
TOTAL CANADA		68,848
Cayman Islands - 0.9%
China Boqi Environmental Solutions Technology Co. Ltd.	114	154
China High Speed Transmission Equipment Group Co. Ltd.	1,687,000	3,208
China Infrastructure Machinery Holdings Ltd.	646,000	1,438
Embry Holdings Ltd.	1,081,000	949
Hop Fung Group Holdings Ltd.	1,170,000	567
Ju Teng International Holdings Ltd. (a)	3,176,000	1,396
Kingboard Chemical Holdings Ltd.	294,500	1,621
Lee & Man Paper Manufacturing Ltd.	1,002,000	4,271
Perfect World Co. Ltd. sponsored ADR Class B	10,800	260
PME Group Ltd.	1,720,000	706
Qin Jia Yuan Media Services Co. Ltd.	1,338,000	853
TCC International Holdings Ltd.	660,000	813
TOTAL CAYMAN ISLANDS		16,236
China - 0.9%
Anhui Conch Cement Co. Ltd. (H Shares)	140,000	890
China Hongxing Sports Ltd.	2,643,000	1,386
China International Marine Containers Co. Ltd. (B Shares)	864,700	2,113
China National Building Materials Co. Ltd. (H Shares)	824,000	1,720
China Oilfield Services Ltd. (H Shares)	1,462,000	2,107
Common Stocks - continued
	Shares	Value (000s)
China - continued
China Resources Land Ltd.	1,926,000	$ 3,499
Nine Dragons Paper (Holdings) Ltd.	479,000	1,406
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	776,000	1,927
Weichai Power Co. Ltd. (H Shares)	127,000	877
Yantai Changyu Pioneer Wine Co. (B Shares)	144,710	800
TOTAL CHINA		16,725
Cyprus - 0.3%
Buried Hill Energy (Cyprus) PCL (f)	1,947,000	2,142
Marfin Popular Bank Public Co.	173,665	2,310
TOTAL CYPRUS		4,452
Czech Republic - 0.5%
Ceske Energeticke Zavody AS	175,890	9,223
Denmark - 0.3%
DSV de Sammensluttede Vognmaend AS	259,300	5,889
Finland - 1.4%
Inion OY (a)	3,590,300	3,282
Nokian Tyres Ltd.	430,910	14,375
Rakentajain Konevuokraamo Oyj (B Shares)	152,030	7,312
TOTAL FINLAND		24,969
France - 3.6%
Carbone Lorraine	27,400	2,152
Electricite de France	90,900	9,306
ENTREPOSE Contracting	33,460	2,953
Geodis SA	42,180	9,350
Guerbet SA	8,400	1,724
Icade SA	123,018	8,336
Laurent-Perrier Group	31,960	5,274
Norbert Dentressangle SA	38,142	4,019
Seche Environment SA	11,560	1,944
Veolia Environnement	186,750	13,924
Vilmorin & Cie	44,040	5,544
TOTAL FRANCE		64,526
Germany - 2.5%
E.ON AG	93,000	14,600
ElringKlinger AG	18,284	1,562
Fresenius Medical Care AG (d)	130,010	6,145
Interhyp AG	35,270	4,123
Kontron AG	154,620	3,328
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
MLP AG	89,150	$ 1,598
SGL Carbon AG (a)	272,200	14,142
TOTAL GERMANY		45,498
Greece - 1.2%
Fourlis Holdings SA	110,000	3,480
Hellenic Technodomiki Tev SA	223,750	3,056
Sarantis SA (Reg.)	1,076,638	15,263
TOTAL GREECE		21,799
Hong Kong - 1.4%
Cafe de Coral Holdings Ltd.	364,000	691
China Everbright Ltd. (a)	1,466,000	3,391
China Overseas Land & Investment Ltd.	1,348,000	2,855
Esprit Holdings Ltd.	246,000	3,287
Hang Lung Properties Ltd.	1,208,000	4,443
Li & Fung Ltd.	924,000	3,202
Midland Holdings Ltd.	860,000	634
Sa Sa International Holdings Ltd.	1,236,000	449
Shenzhen Investment Ltd.	1,156,000	988
Shougang Concord International Enterprises Co. Ltd.	10,754,000	3,427
Singamas Container Holdings Ltd.	1,216,000	888
Tai Cheung Holdings Ltd.	700,000	525
TOTAL HONG KONG		24,780
India - 0.6%
Bhushan Steel Ltd.	28,328	497
Deccan Chronicle Holdings Ltd.	297,264	1,791
Ess Dee Aluminium Ltd.	111,185	1,467
INFO Edge India Ltd.	115,080	2,461
Jindal Steel & Power Ltd.	12,814	1,339
JSW Steel Ltd.	179,631	3,299
TOTAL INDIA		10,854
Indonesia - 0.1%
PT Bakrie Sumatera Plantation Tbk	10,532,500	2,113
Ireland - 0.5%
Adwalker PLC (a)	9,125,000	533
Kenmare Resources PLC (a)	2,640,000	3,312
Kenmare Resources PLC warrants 7/23/09 (a)	1,712,500	1,461
Common Stocks - continued
	Shares	Value (000s)
Ireland - continued
Petroceltic International PLC (a)	13,644,934	$ 2,980
Vimio PLC (a)	867,300	617
TOTAL IRELAND		8,903
Israel - 0.3%
Israel Chemicals Ltd.	611,900	5,049
Italy - 2.8%
Ansaldo STS SpA (a)	204,000	2,859
ASM SpA	626,550	3,411
Banca Italease SpA (d)	530,760	11,112
Enel SpA	543,800	5,644
Hera SpA	1,510,160	6,050
Impregilo SpA (a)	447,350	3,593
Seldovia Native Association, Inc. (SNAI) (a)(d)	1,541,160	16,649
Teleunit SpA (a)(e)	12,719,158	1,034
TOTAL ITALY		50,352
Japan - 27.4%
A&I System Co. Ltd. (a)	8,500	22
ABC-Mart, Inc.	281,700	7,002
Access Co. Ltd.	464	712
Adeka Corp.	144,000	1,460
Aeon Fantasy Co. Ltd.	45,120	925
Airport Facilities Co. Ltd.	93,800	719
AOI Electronics Co. Ltd.	64,300	1,147
Apamanshop Holdings Co. Ltd. (d)	4,894	1,567
ARDEPRO CO., Ltd.	34,492	9,579
Atlus Co. Ltd. (a)	88,000	445
Atrium Co. Ltd.	64,400	1,960
Axell Corp.	384	996
Bit-isle, Inc.	988	691
Bookoff Corp. (d)	231,600	3,127
Brother Industries Ltd.	120,000	1,727
C. Uyemura & Co. Ltd.	46,000	2,816
CareNet, Inc.	12	19
Chiba Bank Ltd.	296,000	2,491
Chiyoda Corp.	65,000	1,284
CMIC Co. Ltd.	2,580	667
Create SD Co. Ltd.	42,400	978
Dai-ichi Seiko Co. Ltd.	38,200	732
Daikin Industries Ltd.	132,100	5,161
Daikokutenbussan Co. Ltd.	52,900	527
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Daiseki Co. Ltd. (d)	72,600	$ 1,711
Daito Gyorui Co. Ltd.	368,000	766
Daiwa Securities Group, Inc.	132,000	1,400
Daiwabo Information System Ltd. (d)	185,000	2,286
Daiwasystem Co. Ltd.	39,800	1,068
Denyo Co. Ltd. (d)	72,900	744
E*TRADE Securities Co. Ltd. (d)	790	853
Ebara-Udylite Co. Ltd.	8,700	214
Endo Lighting Corp.	10,100	59
EPS Co. Ltd. (d)	1,568	5,054
F&M Co. Ltd.	720	165
FCM Co. Ltd.	30,800	1,189
Fuji Heavy Industries Ltd.	247,000	1,157
Fujitsu Component Ltd. (a)	417	489
Fullcast Co. Ltd.	553	599
Futaba Industrial Co. Ltd. (d)	58,500	1,459
GMO Hosting & Security, Inc.	170	180
H-One Co. Ltd.	21,800	284
H.I.S. Co. Ltd.	51,100	1,314
Harakosan Co. Ltd. (d)	4,642	13,555
Harmonic Drive Systems, Inc.	582	2,820
Haseko Corp. (a)	521,500	1,384
Hikari Tsushin, Inc. (d)	279,700	11,120
Hiroshima Bank Ltd.	339,000	1,919
Hitachi Construction Machinery Co. Ltd.	339,500	13,466
Hokuriku Electric Industry (d)	205,000	437
Hokuto Corp.	160,100	2,652
Ibiden Co. Ltd.	44,000	3,226
Ichirokudo Co. Ltd. (a)	139	74
Ichiyoshi Securities Co. Ltd.	102,800	1,351
IDU Co. (d)	2,005	2,306
Index Holdings (d)	10,589	3,525
Inpex Holdings, Inc.	821	8,284
Intelligent Wave, Inc. (d)	926	379
Ishihara Chemical Co. Ltd.	15,300	246
Isuzu Motors Ltd.	359,000	1,949
Itochu Corp.	557,000	6,987
Japan Airport Terminal Co. Ltd. (d)	89,000	1,555
Japan Steel Works Ltd.	157,000	2,499
Japan Vilene Co. Ltd.	171,000	1,080
Jastec Co. Ltd.	277,100	2,321
Juroku Bank Ltd.	149,000	895
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Kakaku.com, Inc. (d)	264	$ 647
Kandenko Co. Ltd. (d)	272,000	1,599
Kanematsu Corp. (a)(d)	652,000	1,160
Kawasaki Heavy Industries Ltd.	603,000	2,663
Kayaba Industry Co. Ltd.	191,000	962
Kenedix, Inc.	250	418
Kirin Holdings Co. Ltd.	149,000	2,093
Kitagawa Seiki Co. Ltd.	84,000	450
KK daVinci Advisors (a)	558	454
Kobayashi Pharmaceutical Co. Ltd.	30,000	1,038
Konica Minolta Holdings, Inc.	112,500	1,663
Kubota Corp.	91,000	756
Kura Corp. Ltd.	4,784	9,965
Kurita Water Industries Ltd.	72,700	2,305
Lawson, Inc.	49,200	1,692
Little Earth Corp. Co. Ltd.	124	100
MCJ Co. Ltd. (a)(d)	2,855	1,445
Meiko Electronics Co. Ltd.	66,600	2,232
Micronics Japan Co. Ltd.	88,900	3,084
Mitsuba Corp.	97,000	727
Mitsui Engineering & Shipbuilding Co.	262,000	1,427
Mitsui O.S.K. Lines Ltd.	610,000	9,523
Mitsumi Electric Co. Ltd.	70,100	2,732
Miyachi Corp.	2,100	36
Miyano Machinery, Inc.	357,000	1,154
Money Partners Co. Ltd.	2,705	10,641
Mori Seiki Co. Ltd.	256,800	8,376
Namco Bandai Holdings, Inc.	67,800	1,062
NIC Corp.	19,600	146
Nidec Corp.	22,400	1,483
Nihon Dempa Kogyo Co. Ltd. (d)	300,000	17,030
Nihon Kohden Corp.	52,800	926
Nihon Trim Co. Ltd. (d)	193,500	6,870
Nihonwasou Holdings, Inc.	782	265
Nikon Corp. (d)	258,000	8,171
Nippon Carbon Co. Ltd. (d)	167,000	1,037
Nippon Chemi-con Corp.	106,000	1,121
Nippon Denko Co. Ltd. (d)	757,000	4,922
Nippon Oil Corp.	256,000	2,279
Nippon Seiki Co. Ltd.	707,000	19,386
Nippon Yakin Kogyo Co. Ltd.	76,000	884
Nissin Kogyo Co. Ltd.	737,400	21,704
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
NOK Corp.	66,300	$ 1,343
NSK Ltd.	543,000	5,202
NTN Corp.	626,000	5,165
Obara Corp.	1,650	32
Oiles Corp.	77,040	1,752
Okuma Corp.	266,000	4,326
Optoelectronics Co. Ltd.	14,200	122
Otaki Gas Co. Ltd.	15,000	78
Otsuka Corp.	21,300	2,004
Pacific Metals Co. Ltd.	65,000	1,125
Pigeon Corp. (d)	57,700	934
Produce Co. Ltd. (a)(d)	1,082	3,052
Properst Co. Ltd. (d)	665	989
Renown, Inc. (a)	65,400	558
Rohto Pharmaceutical Co. Ltd.	202,000	2,118
Round One Corp. (d)	4,708	10,559
Ryobi Ltd.	226,000	1,564
Sammy NetWorks Co. Ltd. (d)	1,173	3,844
Sansha Electric Manufacturing Co. Ltd.	56,000	569
Sanyo Denki Co. Ltd.	271,000	1,682
Sato Corp. (d)	178,400	3,219
Sawai Pharmaceutical Co. Ltd. (d)	62,200	2,150
Sec Carbon Ltd. (d)	27,000	487
Seria Co. Ltd.	482	902
Shibaura Electronics Co. Ltd. (d)	103,000	2,708
Shikoku Chemicals Corp.	23,000	129
Shimachu Co. Ltd.	80,600	2,289
Shimamura Co. Ltd.	11,800	1,141
Shin Nippon Biomedical Laboratories Ltd. (d)	101,900	1,486
Shin-Kobe Electric Machinery Co. Ltd.	419,000	2,072
Shinko Plantech Co. Ltd.	253,000	3,218
Shinohara Systems of Construction Co. Ltd. (d)	1,072	1,378
Shizuki Electric Co., Inc.	154,000	595
Sintokogio Ltd.	84,500	1,221
Sojitz Corp.	714,000	3,565
SRI Sports Ltd.	1,498	1,779
St. Marc Holdings Co. Ltd.	15,500	728
Stanley Electric Co. Ltd.	604,500	14,312
Star Micronics Co. Ltd.	37,400	1,098
Starbucks Coffee Japan Ltd. (d)	2,853	1,319
Stella Chemifa Corp. (d)	19,600	607
Sumco Corp.	26,200	1,345
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Sumitomo Corp.	451,100	$ 8,736
Sumitomo Metal Industries Ltd.	578,000	3,328
Sumitomo Titanium Corp. (d)	12,600	1,086
Sumitomo Trust & Banking Co. Ltd.	160,000	1,351
Sun Frontier Fudousan Co. Ltd. (d)	1,240	2,256
Sunx Ltd. (d)	125,700	833
Suruga Corp.	182,000	3,733
Sysmex Corp. (d)	65,800	2,544
T Rad Co. Ltd. (d)	155,000	961
T&D Holdings, Inc.	18,300	1,197
Taiho Kogyo Co. Ltd.	66,100	936
Taiyo Ink Manufacturing Co. Ltd.	96,800	2,859
Taiyo Kagaku Co. Ltd.	73,500	556
Taiyo Nippon Sanso Corp.	172,000	1,545
Takara Holdings, Inc. (d)	324,000	2,006
Takeei Corp.	48,900	7,120
Takeuchi Manufacturing Co. Ltd.	60,000	3,375
Takiron Co. Ltd.	282,000	930
Takisawa Machine Tool Co. Ltd. (d)	524,000	1,314
Telewave, Inc. (d)	392	122
TFP Consulting Group Co. Ltd.	384	770
TMS Entertainment Ltd. (d)	94,000	316
TOA Valve Holding, Inc. (d)	198	1,081
Toagosei Co. Ltd.	354,000	1,357
Tohcello Co. Ltd.	99,500	1,013
Toho Zinc Co. Ltd. (d)	272,000	2,592
Tohoku Electric Power Co., Inc.	46,300	1,028
Tokai Carbon Co. Ltd. (d)	216,000	2,363
Tokai Rubber Industries Ltd.	218,800	3,949
Token Corp.	20,490	1,239
Tokyo Gas Co. Ltd.	248,000	1,077
Tokyo Seimitsu Co. Ltd. (d)	165,100	5,570
TonenGeneral Sekiyu KK (d)	122,000	1,190
Topcon Corp. (d)	14,300	231
Toray Industries, Inc.	157,000	1,252
Torishima Pump Manufacturing Co. Ltd. (d)	55,600	755
Trancom Co. Ltd. (d)	70,200	1,133
Tyo, Inc. (d)	85,500	157
Ulvac, Inc.	32,000	1,301
Unicom Group Holdings, Inc.	135,600	1,164
VarioSecure Networks, Inc. (d)	389	463
Wacom Co. Ltd. (d)	173	328
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Yachiyo Industry Co. Ltd.	119,200	$ 1,951
Yamada Denki Co. Ltd.	54,740	5,439
Yamaha Motor Co. Ltd.	57,200	1,610
Yonkyu Co. Ltd.	135,500	1,361
Yume No Machi Souzou Iinkai Co. Ltd.	185	428
TOTAL JAPAN		491,075
Kazakhstan - 0.1%
JSC Halyk Bank of Kazakhstan unit	49,600	1,066
Korea (South) - 0.9%
LG Household & Health Care Ltd.	6,670	884
MegaStudy Co. Ltd.	7,425	1,545
NHN Corp.	5,675	1,036
Samsung Engineering Co. Ltd.	27,560	3,233
Shinheung Securities Co. Ltd.	115,450	2,097
STX Pan Ocean Co. Ltd.	1,653,000	2,562
Sung Kwang Bend Co. Ltd.	51,105	1,330
Taewoong Co. Ltd.	16,881	1,332
Woongjin Coway Co. Ltd.	59,860	1,940
TOTAL KOREA (SOUTH)		15,959
Luxembourg - 0.2%
SES SA FDR (France) unit	142,650	3,045
Malaysia - 0.6%
Batu Kawan Bhd	150,500	388
DiGi.com Bhd	203,200	1,276
Gamuda Bhd	456,400	1,031
IJM Plantation Bhd	2,816,300	1,981
KNM Group Bhd	2,679,900	4,034
Lingkaran Transportation Kota Holdings Bhd	383,900	438
MMC Corp. Bhd	286,200	626
Tasek Corp. Bhd	27,000	30
TOTAL MALAYSIA		9,804
Malta - 0.4%
Unibet Group plc unit	178,456	6,515
Netherlands - 0.6%
Engel East Europe NV	975,032	2,377
Koninklijke Boskalis Westminster NV (Certificaten Van Aandelen)	53,740	2,122
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
Koninklijke Ten Cate NV	94,370	$ 3,939
Tele Atlas NV (Netherlands) (a)	105,000	3,017
TOTAL NETHERLANDS		11,455
Norway - 2.1%
Aker Kvaerner ASA	150,140	3,915
Hafslund ASA (B Shares)	172,870	4,627
Pertra AS (A Shares)	175,642	2,026
ProSafe ASA	193,730	3,025
Schibsted ASA (B Shares)	48,600	2,151
Stepstone ASA (a)	5,397,154	22,038
TOTAL NORWAY		37,782
Papua New Guinea - 0.3%
Lihir Gold Ltd. (a)	2,053,833	5,356
Philippines - 0.4%
SM Prime Holdings, Inc.	6,628,000	1,679
Vista Land & Lifescapes, Inc.	39,471,000	5,477
TOTAL PHILIPPINES		7,156
Portugal - 0.2%
Banif SGPS SA	484,850	4,140
Russia - 0.1%
Pharmstandard OJSC unit (a)	112,780	1,905
Singapore - 2.2%
Advent Air Ltd. (e)	14,719,299	4,336
Ausgroup Ltd.	770,000	1,041
Banyan Tree Holdings Ltd.	2,220,000	3,441
China Energy Ltd.	1,380,000	1,575
Cosco Corp. Singapore Ltd.	2,157,000	7,328
CSE Global Ltd.	1,152,000	988
Ezra Holdings Ltd.	197,000	812
F J Benjamin Holdings Ltd.	2,892,000	1,612
Hong Leong Asia Ltd.	358,000	916
Keppel Corp. Ltd.	136,000	1,211
Olam International Ltd.	1,031,000	2,040
Parkway Holdings Ltd.	1,648,300	4,240
Raffles Medical Group Ltd.	905,000	937
Straits Asia Resources Ltd.	323,000	247
Swissco International Ltd.	885,000	771
Uol Group Ltd.	578,000	2,059
Wilmar International Ltd.	686,000	1,539
Common Stocks - continued
	Shares	Value (000s)
Singapore - continued
Wing Tai Holdings Ltd.	579,000	$ 1,428
Yangzijiang Shipbuilding Holdings Ltd.	2,262,000	2,910
Yanlord Land Group Ltd.	231,000	494
TOTAL SINGAPORE		39,925
South Africa - 1.7%
African Rainbow Minerals Ltd. (a)	291,610	5,257
Investec Ltd.	491,707	6,127
JD Group Ltd.	871,760	8,900
Mvelaphanda Group Ltd.	724,551	1,113
Telkom SA Ltd.	146,300	3,456
Wilson Bayly Holmes-Ovcon Ltd.	446,856	6,402
TOTAL SOUTH AFRICA		31,255
Spain - 0.4%
Grifols SA	319,170	6,769
Sweden - 1.6%
Hexagon AB (B Shares)	718,533	14,343
Modern Times Group MTG AB (B Shares)	199,460	12,344
RNB Retail & Brands AB	207,990	2,531
TOTAL SWEDEN		29,218
Switzerland - 1.1%
Actelion Ltd. (Reg.) (a)	82,940	4,466
Bucher Industries AG	15,811	2,487
Partners Group Holding	32,420	4,255
Sulzer AG (Reg.)	2,070	2,760
Vontobel Holdings AG	86,450	4,821
TOTAL SWITZERLAND		18,789
Taiwan - 0.5%
China Life Insurance Co. Ltd. (a)	3,063,000	1,834
First Steamship Co. Ltd. (a)	2,020,000	4,100
PixArt Imaging, Inc.	66,000	845
Sinyi Realty, Inc.	483,000	1,781
TOTAL TAIWAN		8,560
Thailand - 0.2%
Central Pattana PCL unit	1,791,000	1,802
Thoresen Thai Agencies PCL unit	516,900	834
TOTAL THAILAND		2,636
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - 16.8%
Advanced Fluid Connections PLC (a)	7,009,687	$ 0
ADVFN PLC (a)(e)	34,925,780	2,093
AeroBox PLC (a)	5,694,657	0
Afren PLC (a)(d)	1,172,490	1,947
African Consolidated Resources PLC (a)	10,358,334	5,629
African Copper PLC (a)	1,677,884	3,238
Air Partner PLC	45,000	1,065
Alfred McAlpine Group PLC	359,600	3,322
Alliance Pharma PLC (a)	7,734,200	1,178
Anglo Asian Mining PLC (a)	3,657,000	966
Appian Technology PLC (a)	2,245,106	439
Appian Technology PLC warrants 2/28/08 (a)(f)	479,045	125
Ascent Resources PLC warrants 12/22/07 (a)	1,500,000	547
Baltic Oil Terminals PLC (a)	1,314,300	3,417
Belitung Zinc Corp. PLC (f)	7,435,490	1,510
BioCare Solutions PLC (e)	4,849,670	1,478
Bioprogress PLC (a)(d)	5,338,366	6,236
Blackstar Investors PLC (a)	2,335,000	4,980
Block Shield Corp. PLC (a)	1,103,400	1,625
Cambrian Mining PLC	4,026,100	10,162
CareCapital Group PLC	699,600	455
Celsis International PLC (a)	443,648	1,911
Central African Mining & Exploration Co. PLC (a)(d)	4,497,509	5,162
Centurion Electronics PLC (a)(e)	755,024	176
Clapham House Group PLC (a)	226,950	1,632
Corac Group PLC (a)(e)	4,609,104	4,447
Countermine PLC (a)(f)	4,939	259
Countermine PLC warrants (a)(f)	4,939	0
CustomVis plc (a)(e)	8,417,536	769
Datacash Group PLC	1,110,470	6,068
Eclipse Energy Co. Ltd. (f)	102,000	1,554
Europa Oil & Gas Holdings PLC warrants 11/11/07 (a)	500,000	13
Flomerics Group PLC	291,238	319
Forum Energy PLC (a)	800,270	675
Gemfields Resources PLC (a)	3,909,100	2,263
Global Coal Management PLC (a)	1,478,451	3,784
Gyrus Group PLC (a)	365,900	3,209
Hardide Ltd. (a)	6,848,580	1,496
Healthcare Enterprise Group PLC (a)(e)	19,112,853	1,204
Healthcare Enterprise Group PLC warrants 6/30/08 (a)	1,851,769	47
Hot Tuna International PLC (a)	2,349,400	513
Hot Tuna International PLC warrants 2/25/08 (a)(f)	1,179,700	0
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Hydrodec Group PLC (a)(e)	10,002,286	$ 4,419
Ideal Shopping Direct PLC	661,592	2,930
IG Group Holdings plc	1,316,600	8,826
Impact Holdings PLC (a)(e)	10,414,000	926
Imperial Energy PLC (a)	215,020	4,128
Inova Holding PLC	1,443,461	301
International Con Minerals Ltd. (f)	3,989,946	2,593
Intertek Group PLC	94,110	1,894
iomart Group PLC	2,851,340	3,475
ITE Group PLC	2,116,540	7,341
ITM Power PLC (a)	1,780,200	4,927
IXEurope PLC (a)	607,900	1,726
Jubilee Platinum PLC (a)(e)	5,182,503	11,423
Keronite PLC (a)(f)	13,620,267	1,660
KimCor Diamonds PLC warrants 3/15/08 (a)	2,185,000	200
Landround PLC warrants 12/11/09 (a)(f)	166,666	14
London Asia Chinese Private Equity Fund Ltd. warrants 3/31/11 (a)	105,400	60
Max Petroleum PLC (a)(d)	9,611,220	38,408
Meggitt PLC	1,632,419	10,247
MicroEmissive Displays (a)(e)	2,821,600	3,439
Motivcom PLC (e)	1,820,500	5,584
Petrofac Ltd.	336,540	2,994
Plethora Solutions Holdings PLC (a)	431,818	1,175
Proteome Sciences PLC (a)	3,387,432	4,129
Pureprofile Media PLC (f)	1,108,572	844
Pursuit Dynamics PLC (a)	666,667	3,724
Rambler Metals & Mining PLC (a)	600,000	774
RGI International Ltd.	688,280	6,711
Rheochem PLC warrants 12/30/07 (a)	4,364,150	67
Sarantel Group PLC Class A (a)	3,385,900	585
Scottish & Southern Energy PLC	209,000	6,152
SDL plc (a)	1,090,022	9,056
Serco Group PLC	439,640	3,930
Sinclair Pharma PLC (a)	1,128,371	2,361
Sinosoft Technology PLC (a)	2,251,400	995
SPI Lasers PLC (a)	406,200	1,939
Stem Cell Sciences PLC (a)	716,649	517
SubSea Resources PLC (a)	7,879,100	480
SubSea Resources PLC warrants 11/4/09 (a)	1,805,625	50
Tanfield Group PLC (a)(d)	2,368,247	8,323
Target Resources PLC	1,020,000	466
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Target Resources PLC warrants 7/12/08 (a)	1,020,000	$ 73
Tersus Energy PLC (a)	1,313,622	254
TMO Biotec (f)	1,000,000	1,411
Toledo Mining Corp. PLC (a)(e)	1,764,544	8,477
Triple Plate Junction PLC (a)	1,539,200	797
UK Coal PLC	409,200	4,447
Unite Group PLC	256,110	1,873
Vanco PLC (a)(d)	272,050	2,166
Vectura Group PLC (a)	3,556,060	4,840
Virotec International PLC (a)	3,411,132	658
VT Group PLC	620,780	7,629
York Pharma PLC (a)	575,200	1,642
Zenergy Power PLC (a)	1,469,780	6,136
ZincOx Resources PLC (a)	693,100	5,160
TOTAL UNITED KINGDOM		301,269
United States of America - 2.8%
Cyberview Technology, Inc. (a)(e)	996,527	3,846
Frontera Resources Corp. (a)	1,157,200	1,704
Frontier Mining Ltd. (a)(e)	6,771,600	2,235
Phorm, Inc. (a)(e)	664,000	36,958
Spacelabs Healthcare, Inc. (a)	707,250	1,063
XL TechGroup, Inc. (a)	1,329,250	4,361
TOTAL UNITED STATES OF AMERICA		50,167
Vietnam - 0.0%
Luks Group (Vietnam Holdings) Co. Ltd.	220,000	303
TOTAL COMMON STOCKS (Cost $1,273,878)		1,748,189
Investment Companies - 0.0%

United Kingdom - 0.0%
The Greenhouse Fund Ltd. (a) (Cost $186)	1,063,700	270
Convertible Bonds - 0.2%
	Principal Amount (000s) (g)
Canada - 0.2%
Western Canadian Coal Corp. 7.5% 3/24/11 (Cost $4,061)	CAD	4,714	4,198
Money Market Funds - 7.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.38% (b)	35,162,726	$ 35,163
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	98,280,289	98,280
TOTAL MONEY MARKET FUNDS (Cost $133,443)		133,443
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $1,411,568)		1,886,100
NET OTHER ASSETS - (5.2)%		(93,456)
NET ASSETS - 100%		$ 1,792,644
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,168,000 or 1.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AirSea Lines	8/4/06	$ 1,199
AirSea Lines warrants 8/4/11	8/4/06	$ 0
Appian Technology PLC warrants 2/28/08	2/18/05	$ 0
Belitung Zinc Corp. PLC	1/12/06	$ 1,308
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,142
Countermine PLC	12/22/05	$ 443
Countermine PLC warrants	12/22/05	$ 0
Eclipse Energy Co. Ltd.	4/28/05	$ 1,459
Hot Tuna International PLC warrants 2/25/08	2/14/06	$ 0
International Con Minerals Ltd.	1/30/06 - 6/1/07	$ 1,662
Security	Acquisition Date	Acquisition Cost (000s)
Kalahari Energy	9/1/06	$ 1,814
Keronite PLC	8/16/06	$ 1,549
Landround PLC warrants 12/11/09	12/12/06	$ 0
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173
Rock Well Petroleum, Inc.	4/13/06	$ 1,004
Starfield Resources, Inc. warrants 1/20/08	1/17/06	$ 0
Stealth Ventures Ltd. warrants 3/12/08	9/21/06	$ 0
TMO Biotec	10/27/05	$ 535
(g) Amounts are stated in United States dollars unless otherwise noted.
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Advanced Technology PLC	$ -	$ -	$ -	$ -	$ -
Advent Air Ltd.	2,948	-	-	80	4,336
ADVFN PLC	1,120	907	29	-	2,093
Adwalker PLC	413	-	-	-	-
Avanti Screenmedia Group PLC	9,335	-	8,831	-	-
BDI Mining Corp.	3,288	-	6,306	-	-
BioCare Solutions PLC	2,270	-	150	-	1,478
Bioprogress PLC	9,152	-	3,914	-	-
Cambrian Mining PLC	15,845	-	5,408	182	-
Centurion Electronics PLC	432	-	35	-	176
Corac Group PLC	3,538	-	438	-	4,447
CustomVis plc	134	715	-	-	769
Cyberview Technology, Inc. (formerly Cyberscan Technology, Inc.)	4,562	-	-	-	3,846
DA Group PLC	1,236	-	953	-	-
Financial Payment Systems Ltd.	1,485	-	385	-	-
Frontier Mining Ltd.	1,808	-	-	-	2,235
Gasol PLC	1,257	-	897	-	-
Gemfields Resources PLC	5,589	-	1,823	-	-
GMA Resources PLC	3,939	-	3,863	-	-
Hardide Ltd.	1,711	-	233	-	-
Healthcare Enterprise Group PLC	1,010	431	364	-	1,204
Hydrodec Group PLC	8,231	-	1,677	-	4,419
ID Data PLC	925	-	1,169	-	-
Imagelinx PLC (formerly LTG Technologies PLC)	1,948	340	816	-	-
Impact Holdings PLC	2,086	-	-	-	926
Inion OY	1,677	-	111	-	-
Interbulk Group PLC	1,682	-	1,528	-	-
International Ferro Metals	17,682	1,265	24,826	-	-
Jubilee Platinum PLC	8,789	1,994	4,138	-	11,423
KimCor Diamonds PLC	1,185	-	736	-	-
Landround plc	188	197	286	-	-
Metals Exploration PLC	2,126	-	2,280	-	-
MicroEmissive Displays	1,672	409	685	-	3,439
Mineral Commodities Ltd.	948	-	730	-	-
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Motivcom PLC	$ 3,085	$ -	$ 186	$ 32	$ 5,584
Phorm, Inc. (formerly 121Media, Inc.)	11,748	1,326	-	-	36,958
Platinum Mining Corp. of India PLC	2,418	-	2,829	-	-
Rheochem PLC	2,034	-	2,015	-	-
Sarantel Group PLC Class A	677	463	24	-	-
Solomon Gold PLC	905	-	502	-	-
Starfield Resources, Inc.	3,247	908	2,924	-	-
SubSea Resources PLC	2,630	-	-	-	-
Sylvania Resources Ltd.	5,331	4,057	-	-	25,264
Sylvania Resources Ltd. (United Kingdom)	3,616	4,690	-	-	19,777
Tanzanite One Ltd.	9,086	-	-	350	11,092
Teleunit SpA	1,122	-	-	-	1,034
Toledo Mining Corp. PLC	3,742	412	-	-	8,477
Visual Defence, Inc.	2,673	-	430	-	1,895
Xceldiam Ltd.	1,946	-	65	3,815	-
Total	$ 174,471	$ 18,114	$ 81,586	$ 4,459	$ 150,872
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Funds	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,104
Fidelity Securities Lending Cash Central Fund	1,219
Total	$ 3,323
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,429,735,000. Net unrealized appreciation aggregated $456,365,000, of which $578,602,000 related to appreciated investment securities and $122,237,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Small Cap Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2007

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Small Cap Fund

1.805999.103

AISC-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
Australia - 12.8%
Allied Gold Ltd. (a)	11,880,000	$ 4,809
ASX Ltd.	109,288	4,568
Ausenco Ltd.	627,400	5,197
Austbrokers Holdings Ltd. (d)	279,755	1,097
Australian Wealth Management Ltd.	1,555,487	3,499
Babcock & Brown Japan Property Trust	1,321,300	2,021
Babcock & Brown Ltd.	37,200	894
Billabong International Ltd.	185,200	2,560
Boart Longyear Ltd.	2,171,600	4,312
Bradken Ltd.	630,895	5,484
Capital-XX Ltd. (a)	2,262,572	3,700
Centamin Egypt Ltd. (a)	3,589,755	4,248
Centennial Coal Co. Ltd. (d)	276,700	797
Computershare Ltd.	472,572	4,023
David Jones Ltd.	432,290	2,118
Downer EDI Ltd.	1,052,956	6,290
DUET Group	724,992	2,039
Dwyka Resources Ltd. (a)	5,235,220	5,902
Emeco Holdings Ltd. (d)	706,300	915
European Gas Ltd. (a)	3,264,590	2,810
Flexigroup Ltd.	763,600	1,744
Fox Resources Ltd. (a)	342,636	320
Gunns Ltd.	249,000	719
Hastie Group Ltd.	1,429,073	5,042
HFA Holdings Ltd.	2,190,100	5,207
IBT Education Ltd.	377,250	653
Incitec Pivot Ltd.	83,400	5,422
International Ferro Metals (a)	5,407,166	14,938
Iress Market Technology Ltd.	463,600	3,401
JB Hi-Fi Ltd.	618,600	6,220
Jubilee Mines NL	41,700	558
MacArthur Coal Ltd.	150,200	867
Meo Australia Ltd. (a)	9,450,100	9,825
Mineral Deposits Ltd. (a)(d)	880,900	1,092
Monto Minerals Ltd. (a)	8,525,252	1,559
Monto Minerals Ltd. warrants 5/25/09 (a)	1,485,934	30
Mortgage Choice Ltd.	2,022,538	5,239
Mount Gibson Iron Ltd. (a)	1,361,500	1,717
Nomad Building Solutions Ltd.	643,400	1,689
Oakton Ltd.	122,815	608
Perilya Mines Ltd.	469,900	1,906
Phosphagenics Ltd. (a)	9,040,000	2,427
Common Stocks - continued
	Shares	Value (000s)
Australia - continued
RAMS Home Loans Group Property Ltd.	1,392,700	$ 2,753
Reverse Corp. Ltd.	446,400	2,130
Roc Oil Co. Ltd. (United Kingdom) (a)	2,864,489	8,408
Seek Ltd.	1,307,939	9,396
SMS Management & Technology Ltd.	134,800	712
Straits Resources Ltd.	590,200	2,112
Sylvania Resources Ltd. (a)(e)	9,882,495	25,264
Sylvania Resources Ltd. (United Kingdom) (a)(e)	7,292,630	19,777
Tanami Gold NL	26,452,484	2,818
Tassal Group Ltd.	1,148,600	3,475
Thinksmart Ltd.	1,235,200	2,137
United Group Ltd.	353,321	5,600
WorleyParsons Ltd.	102,033	2,948
Wotif.com Holdings Ltd.	636,700	3,190
TOTAL AUSTRALIA		229,186
Austria - 0.2%
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) (d)	87,550	4,313
Bermuda - 2.5%
Hongguo International Holdings Ltd.	1,645,000	1,139
Noble Group Ltd.	1,298,000	1,456
Pacific Basin Shipping Ltd.	4,656,000	6,803
Peace Mark Holdings Ltd.	4,656,000	7,243
Petra Diamonds Ltd. (a)	2,461,491	6,688
Ports Design Ltd.	1,034,500	2,476
Proactive Technology Holdings Ltd. (a)	294,000	578
Qualipak International Holdings Ltd.	1,732,000	2,099
Sinofert Holdings Ltd.	2,736,000	1,887
Tak Sing Alliance Holdings Ltd.	2,628,000	957
Tanzanite One Ltd. (e)	5,808,701	11,092
Trefoil Ltd. (a)	385,100	2,445
Xceldiam Ltd. warrants 11/16/07 (a)	1,659,127	67
TOTAL BERMUDA		44,930
British Virgin Islands - 0.3%
Albidon Ltd. unit (a)	1,469,000	3,581
Kalahari Energy (f)	1,451,000	1,814
TOTAL BRITISH VIRGIN ISLANDS		5,395
Canada - 3.8%
AirSea Lines (a)(f)	1,862,300	1,274
AirSea Lines warrants 8/4/11 (a)(f)	1,862,300	0
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
Altius Minerals Corp. (a)	374,906	$ 7,940
Antrim Energy, Inc. (a)	274,340	1,942
Antrim Energy, Inc. (United Kingdom) (a)	800,000	5,753
Bankers Petroleum Ltd. (a)	3,767,000	1,942
Equinox Minerals Ltd. (a)	1,206,050	4,726
First Quantum Minerals Ltd.	45,011	4,218
MagIndustries Corp. (a)	3,635,960	5,624
Oilexco, Inc. (a)	1,394,525	16,773
Rally Energy Corp. (a)	416,720	2,547
Rock Well Petroleum, Inc. (f)	770,400	1,083
Sino-Forest Corp. (a)	67,400	1,065
Starfield Resources, Inc. (a)	1,313,025	1,588
Starfield Resources, Inc. warrants 1/20/08 (a)(f)	1,678,100	831
Stealth Ventures Ltd. (a)	966,500	1,268
Stealth Ventures Ltd. warrants 3/12/08 (a)(f)	483,250	53
Uranium One, Inc. (South Africa) (a)	280,700	3,324
Visual Defence, Inc. (a)(e)	4,664,100	1,895
Western Canadian Coal Corp. (a)	1,554,418	3,643
Western Canadian Coal Corp. (United Kingdom) (a)	548,286	1,359
TOTAL CANADA		68,848
Cayman Islands - 0.9%
China Boqi Environmental Solutions Technology Co. Ltd.	114	154
China High Speed Transmission Equipment Group Co. Ltd.	1,687,000	3,208
China Infrastructure Machinery Holdings Ltd.	646,000	1,438
Embry Holdings Ltd.	1,081,000	949
Hop Fung Group Holdings Ltd.	1,170,000	567
Ju Teng International Holdings Ltd. (a)	3,176,000	1,396
Kingboard Chemical Holdings Ltd.	294,500	1,621
Lee & Man Paper Manufacturing Ltd.	1,002,000	4,271
Perfect World Co. Ltd. sponsored ADR Class B	10,800	260
PME Group Ltd.	1,720,000	706
Qin Jia Yuan Media Services Co. Ltd.	1,338,000	853
TCC International Holdings Ltd.	660,000	813
TOTAL CAYMAN ISLANDS		16,236
China - 0.9%
Anhui Conch Cement Co. Ltd. (H Shares)	140,000	890
China Hongxing Sports Ltd.	2,643,000	1,386
China International Marine Containers Co. Ltd. (B Shares)	864,700	2,113
China National Building Materials Co. Ltd. (H Shares)	824,000	1,720
China Oilfield Services Ltd. (H Shares)	1,462,000	2,107
Common Stocks - continued
	Shares	Value (000s)
China - continued
China Resources Land Ltd.	1,926,000	$ 3,499
Nine Dragons Paper (Holdings) Ltd.	479,000	1,406
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	776,000	1,927
Weichai Power Co. Ltd. (H Shares)	127,000	877
Yantai Changyu Pioneer Wine Co. (B Shares)	144,710	800
TOTAL CHINA		16,725
Cyprus - 0.3%
Buried Hill Energy (Cyprus) PCL (f)	1,947,000	2,142
Marfin Popular Bank Public Co.	173,665	2,310
TOTAL CYPRUS		4,452
Czech Republic - 0.5%
Ceske Energeticke Zavody AS	175,890	9,223
Denmark - 0.3%
DSV de Sammensluttede Vognmaend AS	259,300	5,889
Finland - 1.4%
Inion OY (a)	3,590,300	3,282
Nokian Tyres Ltd.	430,910	14,375
Rakentajain Konevuokraamo Oyj (B Shares)	152,030	7,312
TOTAL FINLAND		24,969
France - 3.6%
Carbone Lorraine	27,400	2,152
Electricite de France	90,900	9,306
ENTREPOSE Contracting	33,460	2,953
Geodis SA	42,180	9,350
Guerbet SA	8,400	1,724
Icade SA	123,018	8,336
Laurent-Perrier Group	31,960	5,274
Norbert Dentressangle SA	38,142	4,019
Seche Environment SA	11,560	1,944
Veolia Environnement	186,750	13,924
Vilmorin & Cie	44,040	5,544
TOTAL FRANCE		64,526
Germany - 2.5%
E.ON AG	93,000	14,600
ElringKlinger AG	18,284	1,562
Fresenius Medical Care AG (d)	130,010	6,145
Interhyp AG	35,270	4,123
Kontron AG	154,620	3,328
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
MLP AG	89,150	$ 1,598
SGL Carbon AG (a)	272,200	14,142
TOTAL GERMANY		45,498
Greece - 1.2%
Fourlis Holdings SA	110,000	3,480
Hellenic Technodomiki Tev SA	223,750	3,056
Sarantis SA (Reg.)	1,076,638	15,263
TOTAL GREECE		21,799
Hong Kong - 1.4%
Cafe de Coral Holdings Ltd.	364,000	691
China Everbright Ltd. (a)	1,466,000	3,391
China Overseas Land & Investment Ltd.	1,348,000	2,855
Esprit Holdings Ltd.	246,000	3,287
Hang Lung Properties Ltd.	1,208,000	4,443
Li & Fung Ltd.	924,000	3,202
Midland Holdings Ltd.	860,000	634
Sa Sa International Holdings Ltd.	1,236,000	449
Shenzhen Investment Ltd.	1,156,000	988
Shougang Concord International Enterprises Co. Ltd.	10,754,000	3,427
Singamas Container Holdings Ltd.	1,216,000	888
Tai Cheung Holdings Ltd.	700,000	525
TOTAL HONG KONG		24,780
India - 0.6%
Bhushan Steel Ltd.	28,328	497
Deccan Chronicle Holdings Ltd.	297,264	1,791
Ess Dee Aluminium Ltd.	111,185	1,467
INFO Edge India Ltd.	115,080	2,461
Jindal Steel & Power Ltd.	12,814	1,339
JSW Steel Ltd.	179,631	3,299
TOTAL INDIA		10,854
Indonesia - 0.1%
PT Bakrie Sumatera Plantation Tbk	10,532,500	2,113
Ireland - 0.5%
Adwalker PLC (a)	9,125,000	533
Kenmare Resources PLC (a)	2,640,000	3,312
Kenmare Resources PLC warrants 7/23/09 (a)	1,712,500	1,461
Common Stocks - continued
	Shares	Value (000s)
Ireland - continued
Petroceltic International PLC (a)	13,644,934	$ 2,980
Vimio PLC (a)	867,300	617
TOTAL IRELAND		8,903
Israel - 0.3%
Israel Chemicals Ltd.	611,900	5,049
Italy - 2.8%
Ansaldo STS SpA (a)	204,000	2,859
ASM SpA	626,550	3,411
Banca Italease SpA (d)	530,760	11,112
Enel SpA	543,800	5,644
Hera SpA	1,510,160	6,050
Impregilo SpA (a)	447,350	3,593
Seldovia Native Association, Inc. (SNAI) (a)(d)	1,541,160	16,649
Teleunit SpA (a)(e)	12,719,158	1,034
TOTAL ITALY		50,352
Japan - 27.4%
A&I System Co. Ltd. (a)	8,500	22
ABC-Mart, Inc.	281,700	7,002
Access Co. Ltd.	464	712
Adeka Corp.	144,000	1,460
Aeon Fantasy Co. Ltd.	45,120	925
Airport Facilities Co. Ltd.	93,800	719
AOI Electronics Co. Ltd.	64,300	1,147
Apamanshop Holdings Co. Ltd. (d)	4,894	1,567
ARDEPRO CO., Ltd.	34,492	9,579
Atlus Co. Ltd. (a)	88,000	445
Atrium Co. Ltd.	64,400	1,960
Axell Corp.	384	996
Bit-isle, Inc.	988	691
Bookoff Corp. (d)	231,600	3,127
Brother Industries Ltd.	120,000	1,727
C. Uyemura & Co. Ltd.	46,000	2,816
CareNet, Inc.	12	19
Chiba Bank Ltd.	296,000	2,491
Chiyoda Corp.	65,000	1,284
CMIC Co. Ltd.	2,580	667
Create SD Co. Ltd.	42,400	978
Dai-ichi Seiko Co. Ltd.	38,200	732
Daikin Industries Ltd.	132,100	5,161
Daikokutenbussan Co. Ltd.	52,900	527
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Daiseki Co. Ltd. (d)	72,600	$ 1,711
Daito Gyorui Co. Ltd.	368,000	766
Daiwa Securities Group, Inc.	132,000	1,400
Daiwabo Information System Ltd. (d)	185,000	2,286
Daiwasystem Co. Ltd.	39,800	1,068
Denyo Co. Ltd. (d)	72,900	744
E*TRADE Securities Co. Ltd. (d)	790	853
Ebara-Udylite Co. Ltd.	8,700	214
Endo Lighting Corp.	10,100	59
EPS Co. Ltd. (d)	1,568	5,054
F&M Co. Ltd.	720	165
FCM Co. Ltd.	30,800	1,189
Fuji Heavy Industries Ltd.	247,000	1,157
Fujitsu Component Ltd. (a)	417	489
Fullcast Co. Ltd.	553	599
Futaba Industrial Co. Ltd. (d)	58,500	1,459
GMO Hosting & Security, Inc.	170	180
H-One Co. Ltd.	21,800	284
H.I.S. Co. Ltd.	51,100	1,314
Harakosan Co. Ltd. (d)	4,642	13,555
Harmonic Drive Systems, Inc.	582	2,820
Haseko Corp. (a)	521,500	1,384
Hikari Tsushin, Inc. (d)	279,700	11,120
Hiroshima Bank Ltd.	339,000	1,919
Hitachi Construction Machinery Co. Ltd.	339,500	13,466
Hokuriku Electric Industry (d)	205,000	437
Hokuto Corp.	160,100	2,652
Ibiden Co. Ltd.	44,000	3,226
Ichirokudo Co. Ltd. (a)	139	74
Ichiyoshi Securities Co. Ltd.	102,800	1,351
IDU Co. (d)	2,005	2,306
Index Holdings (d)	10,589	3,525
Inpex Holdings, Inc.	821	8,284
Intelligent Wave, Inc. (d)	926	379
Ishihara Chemical Co. Ltd.	15,300	246
Isuzu Motors Ltd.	359,000	1,949
Itochu Corp.	557,000	6,987
Japan Airport Terminal Co. Ltd. (d)	89,000	1,555
Japan Steel Works Ltd.	157,000	2,499
Japan Vilene Co. Ltd.	171,000	1,080
Jastec Co. Ltd.	277,100	2,321
Juroku Bank Ltd.	149,000	895
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Kakaku.com, Inc. (d)	264	$ 647
Kandenko Co. Ltd. (d)	272,000	1,599
Kanematsu Corp. (a)(d)	652,000	1,160
Kawasaki Heavy Industries Ltd.	603,000	2,663
Kayaba Industry Co. Ltd.	191,000	962
Kenedix, Inc.	250	418
Kirin Holdings Co. Ltd.	149,000	2,093
Kitagawa Seiki Co. Ltd.	84,000	450
KK daVinci Advisors (a)	558	454
Kobayashi Pharmaceutical Co. Ltd.	30,000	1,038
Konica Minolta Holdings, Inc.	112,500	1,663
Kubota Corp.	91,000	756
Kura Corp. Ltd.	4,784	9,965
Kurita Water Industries Ltd.	72,700	2,305
Lawson, Inc.	49,200	1,692
Little Earth Corp. Co. Ltd.	124	100
MCJ Co. Ltd. (a)(d)	2,855	1,445
Meiko Electronics Co. Ltd.	66,600	2,232
Micronics Japan Co. Ltd.	88,900	3,084
Mitsuba Corp.	97,000	727
Mitsui Engineering & Shipbuilding Co.	262,000	1,427
Mitsui O.S.K. Lines Ltd.	610,000	9,523
Mitsumi Electric Co. Ltd.	70,100	2,732
Miyachi Corp.	2,100	36
Miyano Machinery, Inc.	357,000	1,154
Money Partners Co. Ltd.	2,705	10,641
Mori Seiki Co. Ltd.	256,800	8,376
Namco Bandai Holdings, Inc.	67,800	1,062
NIC Corp.	19,600	146
Nidec Corp.	22,400	1,483
Nihon Dempa Kogyo Co. Ltd. (d)	300,000	17,030
Nihon Kohden Corp.	52,800	926
Nihon Trim Co. Ltd. (d)	193,500	6,870
Nihonwasou Holdings, Inc.	782	265
Nikon Corp. (d)	258,000	8,171
Nippon Carbon Co. Ltd. (d)	167,000	1,037
Nippon Chemi-con Corp.	106,000	1,121
Nippon Denko Co. Ltd. (d)	757,000	4,922
Nippon Oil Corp.	256,000	2,279
Nippon Seiki Co. Ltd.	707,000	19,386
Nippon Yakin Kogyo Co. Ltd.	76,000	884
Nissin Kogyo Co. Ltd.	737,400	21,704
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
NOK Corp.	66,300	$ 1,343
NSK Ltd.	543,000	5,202
NTN Corp.	626,000	5,165
Obara Corp.	1,650	32
Oiles Corp.	77,040	1,752
Okuma Corp.	266,000	4,326
Optoelectronics Co. Ltd.	14,200	122
Otaki Gas Co. Ltd.	15,000	78
Otsuka Corp.	21,300	2,004
Pacific Metals Co. Ltd.	65,000	1,125
Pigeon Corp. (d)	57,700	934
Produce Co. Ltd. (a)(d)	1,082	3,052
Properst Co. Ltd. (d)	665	989
Renown, Inc. (a)	65,400	558
Rohto Pharmaceutical Co. Ltd.	202,000	2,118
Round One Corp. (d)	4,708	10,559
Ryobi Ltd.	226,000	1,564
Sammy NetWorks Co. Ltd. (d)	1,173	3,844
Sansha Electric Manufacturing Co. Ltd.	56,000	569
Sanyo Denki Co. Ltd.	271,000	1,682
Sato Corp. (d)	178,400	3,219
Sawai Pharmaceutical Co. Ltd. (d)	62,200	2,150
Sec Carbon Ltd. (d)	27,000	487
Seria Co. Ltd.	482	902
Shibaura Electronics Co. Ltd. (d)	103,000	2,708
Shikoku Chemicals Corp.	23,000	129
Shimachu Co. Ltd.	80,600	2,289
Shimamura Co. Ltd.	11,800	1,141
Shin Nippon Biomedical Laboratories Ltd. (d)	101,900	1,486
Shin-Kobe Electric Machinery Co. Ltd.	419,000	2,072
Shinko Plantech Co. Ltd.	253,000	3,218
Shinohara Systems of Construction Co. Ltd. (d)	1,072	1,378
Shizuki Electric Co., Inc.	154,000	595
Sintokogio Ltd.	84,500	1,221
Sojitz Corp.	714,000	3,565
SRI Sports Ltd.	1,498	1,779
St. Marc Holdings Co. Ltd.	15,500	728
Stanley Electric Co. Ltd.	604,500	14,312
Star Micronics Co. Ltd.	37,400	1,098
Starbucks Coffee Japan Ltd. (d)	2,853	1,319
Stella Chemifa Corp. (d)	19,600	607
Sumco Corp.	26,200	1,345
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Sumitomo Corp.	451,100	$ 8,736
Sumitomo Metal Industries Ltd.	578,000	3,328
Sumitomo Titanium Corp. (d)	12,600	1,086
Sumitomo Trust & Banking Co. Ltd.	160,000	1,351
Sun Frontier Fudousan Co. Ltd. (d)	1,240	2,256
Sunx Ltd. (d)	125,700	833
Suruga Corp.	182,000	3,733
Sysmex Corp. (d)	65,800	2,544
T Rad Co. Ltd. (d)	155,000	961
T&D Holdings, Inc.	18,300	1,197
Taiho Kogyo Co. Ltd.	66,100	936
Taiyo Ink Manufacturing Co. Ltd.	96,800	2,859
Taiyo Kagaku Co. Ltd.	73,500	556
Taiyo Nippon Sanso Corp.	172,000	1,545
Takara Holdings, Inc. (d)	324,000	2,006
Takeei Corp.	48,900	7,120
Takeuchi Manufacturing Co. Ltd.	60,000	3,375
Takiron Co. Ltd.	282,000	930
Takisawa Machine Tool Co. Ltd. (d)	524,000	1,314
Telewave, Inc. (d)	392	122
TFP Consulting Group Co. Ltd.	384	770
TMS Entertainment Ltd. (d)	94,000	316
TOA Valve Holding, Inc. (d)	198	1,081
Toagosei Co. Ltd.	354,000	1,357
Tohcello Co. Ltd.	99,500	1,013
Toho Zinc Co. Ltd. (d)	272,000	2,592
Tohoku Electric Power Co., Inc.	46,300	1,028
Tokai Carbon Co. Ltd. (d)	216,000	2,363
Tokai Rubber Industries Ltd.	218,800	3,949
Token Corp.	20,490	1,239
Tokyo Gas Co. Ltd.	248,000	1,077
Tokyo Seimitsu Co. Ltd. (d)	165,100	5,570
TonenGeneral Sekiyu KK (d)	122,000	1,190
Topcon Corp. (d)	14,300	231
Toray Industries, Inc.	157,000	1,252
Torishima Pump Manufacturing Co. Ltd. (d)	55,600	755
Trancom Co. Ltd. (d)	70,200	1,133
Tyo, Inc. (d)	85,500	157
Ulvac, Inc.	32,000	1,301
Unicom Group Holdings, Inc.	135,600	1,164
VarioSecure Networks, Inc. (d)	389	463
Wacom Co. Ltd. (d)	173	328
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Yachiyo Industry Co. Ltd.	119,200	$ 1,951
Yamada Denki Co. Ltd.	54,740	5,439
Yamaha Motor Co. Ltd.	57,200	1,610
Yonkyu Co. Ltd.	135,500	1,361
Yume No Machi Souzou Iinkai Co. Ltd.	185	428
TOTAL JAPAN		491,075
Kazakhstan - 0.1%
JSC Halyk Bank of Kazakhstan unit	49,600	1,066
Korea (South) - 0.9%
LG Household & Health Care Ltd.	6,670	884
MegaStudy Co. Ltd.	7,425	1,545
NHN Corp.	5,675	1,036
Samsung Engineering Co. Ltd.	27,560	3,233
Shinheung Securities Co. Ltd.	115,450	2,097
STX Pan Ocean Co. Ltd.	1,653,000	2,562
Sung Kwang Bend Co. Ltd.	51,105	1,330
Taewoong Co. Ltd.	16,881	1,332
Woongjin Coway Co. Ltd.	59,860	1,940
TOTAL KOREA (SOUTH)		15,959
Luxembourg - 0.2%
SES SA FDR (France) unit	142,650	3,045
Malaysia - 0.6%
Batu Kawan Bhd	150,500	388
DiGi.com Bhd	203,200	1,276
Gamuda Bhd	456,400	1,031
IJM Plantation Bhd	2,816,300	1,981
KNM Group Bhd	2,679,900	4,034
Lingkaran Transportation Kota Holdings Bhd	383,900	438
MMC Corp. Bhd	286,200	626
Tasek Corp. Bhd	27,000	30
TOTAL MALAYSIA		9,804
Malta - 0.4%
Unibet Group plc unit	178,456	6,515
Netherlands - 0.6%
Engel East Europe NV	975,032	2,377
Koninklijke Boskalis Westminster NV (Certificaten Van Aandelen)	53,740	2,122
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
Koninklijke Ten Cate NV	94,370	$ 3,939
Tele Atlas NV (Netherlands) (a)	105,000	3,017
TOTAL NETHERLANDS		11,455
Norway - 2.1%
Aker Kvaerner ASA	150,140	3,915
Hafslund ASA (B Shares)	172,870	4,627
Pertra AS (A Shares)	175,642	2,026
ProSafe ASA	193,730	3,025
Schibsted ASA (B Shares)	48,600	2,151
Stepstone ASA (a)	5,397,154	22,038
TOTAL NORWAY		37,782
Papua New Guinea - 0.3%
Lihir Gold Ltd. (a)	2,053,833	5,356
Philippines - 0.4%
SM Prime Holdings, Inc.	6,628,000	1,679
Vista Land & Lifescapes, Inc.	39,471,000	5,477
TOTAL PHILIPPINES		7,156
Portugal - 0.2%
Banif SGPS SA	484,850	4,140
Russia - 0.1%
Pharmstandard OJSC unit (a)	112,780	1,905
Singapore - 2.2%
Advent Air Ltd. (e)	14,719,299	4,336
Ausgroup Ltd.	770,000	1,041
Banyan Tree Holdings Ltd.	2,220,000	3,441
China Energy Ltd.	1,380,000	1,575
Cosco Corp. Singapore Ltd.	2,157,000	7,328
CSE Global Ltd.	1,152,000	988
Ezra Holdings Ltd.	197,000	812
F J Benjamin Holdings Ltd.	2,892,000	1,612
Hong Leong Asia Ltd.	358,000	916
Keppel Corp. Ltd.	136,000	1,211
Olam International Ltd.	1,031,000	2,040
Parkway Holdings Ltd.	1,648,300	4,240
Raffles Medical Group Ltd.	905,000	937
Straits Asia Resources Ltd.	323,000	247
Swissco International Ltd.	885,000	771
Uol Group Ltd.	578,000	2,059
Wilmar International Ltd.	686,000	1,539
Common Stocks - continued
	Shares	Value (000s)
Singapore - continued
Wing Tai Holdings Ltd.	579,000	$ 1,428
Yangzijiang Shipbuilding Holdings Ltd.	2,262,000	2,910
Yanlord Land Group Ltd.	231,000	494
TOTAL SINGAPORE		39,925
South Africa - 1.7%
African Rainbow Minerals Ltd. (a)	291,610	5,257
Investec Ltd.	491,707	6,127
JD Group Ltd.	871,760	8,900
Mvelaphanda Group Ltd.	724,551	1,113
Telkom SA Ltd.	146,300	3,456
Wilson Bayly Holmes-Ovcon Ltd.	446,856	6,402
TOTAL SOUTH AFRICA		31,255
Spain - 0.4%
Grifols SA	319,170	6,769
Sweden - 1.6%
Hexagon AB (B Shares)	718,533	14,343
Modern Times Group MTG AB (B Shares)	199,460	12,344
RNB Retail & Brands AB	207,990	2,531
TOTAL SWEDEN		29,218
Switzerland - 1.1%
Actelion Ltd. (Reg.) (a)	82,940	4,466
Bucher Industries AG	15,811	2,487
Partners Group Holding	32,420	4,255
Sulzer AG (Reg.)	2,070	2,760
Vontobel Holdings AG	86,450	4,821
TOTAL SWITZERLAND		18,789
Taiwan - 0.5%
China Life Insurance Co. Ltd. (a)	3,063,000	1,834
First Steamship Co. Ltd. (a)	2,020,000	4,100
PixArt Imaging, Inc.	66,000	845
Sinyi Realty, Inc.	483,000	1,781
TOTAL TAIWAN		8,560
Thailand - 0.2%
Central Pattana PCL unit	1,791,000	1,802
Thoresen Thai Agencies PCL unit	516,900	834
TOTAL THAILAND		2,636
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - 16.8%
Advanced Fluid Connections PLC (a)	7,009,687	$ 0
ADVFN PLC (a)(e)	34,925,780	2,093
AeroBox PLC (a)	5,694,657	0
Afren PLC (a)(d)	1,172,490	1,947
African Consolidated Resources PLC (a)	10,358,334	5,629
African Copper PLC (a)	1,677,884	3,238
Air Partner PLC	45,000	1,065
Alfred McAlpine Group PLC	359,600	3,322
Alliance Pharma PLC (a)	7,734,200	1,178
Anglo Asian Mining PLC (a)	3,657,000	966
Appian Technology PLC (a)	2,245,106	439
Appian Technology PLC warrants 2/28/08 (a)(f)	479,045	125
Ascent Resources PLC warrants 12/22/07 (a)	1,500,000	547
Baltic Oil Terminals PLC (a)	1,314,300	3,417
Belitung Zinc Corp. PLC (f)	7,435,490	1,510
BioCare Solutions PLC (e)	4,849,670	1,478
Bioprogress PLC (a)(d)	5,338,366	6,236
Blackstar Investors PLC (a)	2,335,000	4,980
Block Shield Corp. PLC (a)	1,103,400	1,625
Cambrian Mining PLC	4,026,100	10,162
CareCapital Group PLC	699,600	455
Celsis International PLC (a)	443,648	1,911
Central African Mining & Exploration Co. PLC (a)(d)	4,497,509	5,162
Centurion Electronics PLC (a)(e)	755,024	176
Clapham House Group PLC (a)	226,950	1,632
Corac Group PLC (a)(e)	4,609,104	4,447
Countermine PLC (a)(f)	4,939	259
Countermine PLC warrants (a)(f)	4,939	0
CustomVis plc (a)(e)	8,417,536	769
Datacash Group PLC	1,110,470	6,068
Eclipse Energy Co. Ltd. (f)	102,000	1,554
Europa Oil & Gas Holdings PLC warrants 11/11/07 (a)	500,000	13
Flomerics Group PLC	291,238	319
Forum Energy PLC (a)	800,270	675
Gemfields Resources PLC (a)	3,909,100	2,263
Global Coal Management PLC (a)	1,478,451	3,784
Gyrus Group PLC (a)	365,900	3,209
Hardide Ltd. (a)	6,848,580	1,496
Healthcare Enterprise Group PLC (a)(e)	19,112,853	1,204
Healthcare Enterprise Group PLC warrants 6/30/08 (a)	1,851,769	47
Hot Tuna International PLC (a)	2,349,400	513
Hot Tuna International PLC warrants 2/25/08 (a)(f)	1,179,700	0
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Hydrodec Group PLC (a)(e)	10,002,286	$ 4,419
Ideal Shopping Direct PLC	661,592	2,930
IG Group Holdings plc	1,316,600	8,826
Impact Holdings PLC (a)(e)	10,414,000	926
Imperial Energy PLC (a)	215,020	4,128
Inova Holding PLC	1,443,461	301
International Con Minerals Ltd. (f)	3,989,946	2,593
Intertek Group PLC	94,110	1,894
iomart Group PLC	2,851,340	3,475
ITE Group PLC	2,116,540	7,341
ITM Power PLC (a)	1,780,200	4,927
IXEurope PLC (a)	607,900	1,726
Jubilee Platinum PLC (a)(e)	5,182,503	11,423
Keronite PLC (a)(f)	13,620,267	1,660
KimCor Diamonds PLC warrants 3/15/08 (a)	2,185,000	200
Landround PLC warrants 12/11/09 (a)(f)	166,666	14
London Asia Chinese Private Equity Fund Ltd. warrants 3/31/11 (a)	105,400	60
Max Petroleum PLC (a)(d)	9,611,220	38,408
Meggitt PLC	1,632,419	10,247
MicroEmissive Displays (a)(e)	2,821,600	3,439
Motivcom PLC (e)	1,820,500	5,584
Petrofac Ltd.	336,540	2,994
Plethora Solutions Holdings PLC (a)	431,818	1,175
Proteome Sciences PLC (a)	3,387,432	4,129
Pureprofile Media PLC (f)	1,108,572	844
Pursuit Dynamics PLC (a)	666,667	3,724
Rambler Metals & Mining PLC (a)	600,000	774
RGI International Ltd.	688,280	6,711
Rheochem PLC warrants 12/30/07 (a)	4,364,150	67
Sarantel Group PLC Class A (a)	3,385,900	585
Scottish & Southern Energy PLC	209,000	6,152
SDL plc (a)	1,090,022	9,056
Serco Group PLC	439,640	3,930
Sinclair Pharma PLC (a)	1,128,371	2,361
Sinosoft Technology PLC (a)	2,251,400	995
SPI Lasers PLC (a)	406,200	1,939
Stem Cell Sciences PLC (a)	716,649	517
SubSea Resources PLC (a)	7,879,100	480
SubSea Resources PLC warrants 11/4/09 (a)	1,805,625	50
Tanfield Group PLC (a)(d)	2,368,247	8,323
Target Resources PLC	1,020,000	466
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Target Resources PLC warrants 7/12/08 (a)	1,020,000	$ 73
Tersus Energy PLC (a)	1,313,622	254
TMO Biotec (f)	1,000,000	1,411
Toledo Mining Corp. PLC (a)(e)	1,764,544	8,477
Triple Plate Junction PLC (a)	1,539,200	797
UK Coal PLC	409,200	4,447
Unite Group PLC	256,110	1,873
Vanco PLC (a)(d)	272,050	2,166
Vectura Group PLC (a)	3,556,060	4,840
Virotec International PLC (a)	3,411,132	658
VT Group PLC	620,780	7,629
York Pharma PLC (a)	575,200	1,642
Zenergy Power PLC (a)	1,469,780	6,136
ZincOx Resources PLC (a)	693,100	5,160
TOTAL UNITED KINGDOM		301,269
United States of America - 2.8%
Cyberview Technology, Inc. (a)(e)	996,527	3,846
Frontera Resources Corp. (a)	1,157,200	1,704
Frontier Mining Ltd. (a)(e)	6,771,600	2,235
Phorm, Inc. (a)(e)	664,000	36,958
Spacelabs Healthcare, Inc. (a)	707,250	1,063
XL TechGroup, Inc. (a)	1,329,250	4,361
TOTAL UNITED STATES OF AMERICA		50,167
Vietnam - 0.0%
Luks Group (Vietnam Holdings) Co. Ltd.	220,000	303
TOTAL COMMON STOCKS (Cost $1,273,878)		1,748,189
Investment Companies - 0.0%

United Kingdom - 0.0%
The Greenhouse Fund Ltd. (a) (Cost $186)	1,063,700	270
Convertible Bonds - 0.2%
Principal Amount (000s) (g)
Canada - 0.2%
Western Canadian Coal Corp. 7.5% 3/24/11 (Cost $4,061)	CAD	4,714	4,198
Money Market Funds - 7.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 5.38% (b)	35,162,726	$ 35,163
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	98,280,289	98,280
TOTAL MONEY MARKET FUNDS (Cost $133,443)		133,443
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $1,411,568)		1,886,100
NET OTHER ASSETS - (5.2)%		(93,456)
NET ASSETS - 100%		$ 1,792,644
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,168,000 or 1.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AirSea Lines	8/4/06	$ 1,199
AirSea Lines warrants 8/4/11	8/4/06	$ 0
Appian Technology PLC warrants 2/28/08	2/18/05	$ 0
Belitung Zinc Corp. PLC	1/12/06	$ 1,308
Buried Hill Energy (Cyprus) PCL	8/18/06	$ 2,142
Countermine PLC	12/22/05	$ 443
Countermine PLC warrants	12/22/05	$ 0
Eclipse Energy Co. Ltd.	4/28/05	$ 1,459
Hot Tuna International PLC warrants 2/25/08	2/14/06	$ 0
International Con Minerals Ltd.	1/30/06 - 6/1/07	$ 1,662
Security	Acquisition Date	Acquisition Cost (000s)
Kalahari Energy	9/1/06	$ 1,814
Keronite PLC	8/16/06	$ 1,549
Landround PLC warrants 12/11/09	12/12/06	$ 0
Pureprofile Media PLC	5/3/05 - 1/11/06	$ 1,173
Rock Well Petroleum, Inc.	4/13/06	$ 1,004
Starfield Resources, Inc. warrants 1/20/08	1/17/06	$ 0
Stealth Ventures Ltd. warrants 3/12/08	9/21/06	$ 0
TMO Biotec	10/27/05	$ 535
(g) Amounts are stated in United States dollars unless otherwise noted.
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Advanced Technology PLC	$ -	$ -	$ -	$ -	$ -
Advent Air Ltd.	2,948	-	-	80	4,336
ADVFN PLC	1,120	907	29	-	2,093
Adwalker PLC	413	-	-	-	-
Avanti Screenmedia Group PLC	9,335	-	8,831	-	-
BDI Mining Corp.	3,288	-	6,306	-	-
BioCare Solutions PLC	2,270	-	150	-	1,478
Bioprogress PLC	9,152	-	3,914	-	-
Cambrian Mining PLC	15,845	-	5,408	182	-
Centurion Electronics PLC	432	-	35	-	176
Corac Group PLC	3,538	-	438	-	4,447
CustomVis plc	134	715	-	-	769
Cyberview Technology, Inc. (formerly Cyberscan Technology, Inc.)	4,562	-	-	-	3,846
DA Group PLC	1,236	-	953	-	-
Financial Payment Systems Ltd.	1,485	-	385	-	-
Frontier Mining Ltd.	1,808	-	-	-	2,235
Gasol PLC	1,257	-	897	-	-
Gemfields Resources PLC	5,589	-	1,823	-	-
GMA Resources PLC	3,939	-	3,863	-	-
Hardide Ltd.	1,711	-	233	-	-
Healthcare Enterprise Group PLC	1,010	431	364	-	1,204
Hydrodec Group PLC	8,231	-	1,677	-	4,419
ID Data PLC	925	-	1,169	-	-
Imagelinx PLC (formerly LTG Technologies PLC)	1,948	340	816	-	-
Impact Holdings PLC	2,086	-	-	-	926
Inion OY	1,677	-	111	-	-
Interbulk Group PLC	1,682	-	1,528	-	-
International Ferro Metals	17,682	1,265	24,826	-	-
Jubilee Platinum PLC	8,789	1,994	4,138	-	11,423
KimCor Diamonds PLC	1,185	-	736	-	-
Landround plc	188	197	286	-	-
Metals Exploration PLC	2,126	-	2,280	-	-
MicroEmissive Displays	1,672	409	685	-	3,439
Mineral Commodities Ltd.	948	-	730	-	-
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Motivcom PLC	$ 3,085	$ -	$ 186	$ 32	$ 5,584
Phorm, Inc. (formerly 121Media, Inc.)	11,748	1,326	-	-	36,958
Platinum Mining Corp. of India PLC	2,418	-	2,829	-	-
Rheochem PLC	2,034	-	2,015	-	-
Sarantel Group PLC Class A	677	463	24	-	-
Solomon Gold PLC	905	-	502	-	-
Starfield Resources, Inc.	3,247	908	2,924	-	-
SubSea Resources PLC	2,630	-	-	-	-
Sylvania Resources Ltd.	5,331	4,057	-	-	25,264
Sylvania Resources Ltd. (United Kingdom)	3,616	4,690	-	-	19,777
Tanzanite One Ltd.	9,086	-	-	350	11,092
Teleunit SpA	1,122	-	-	-	1,034
Toledo Mining Corp. PLC	3,742	412	-	-	8,477
Visual Defence, Inc.	2,673	-	430	-	1,895
Xceldiam Ltd.	1,946	-	65	3,815	-
Total	$ 174,471	$ 18,114	$ 81,586	$ 4,459	$ 150,872
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Funds	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,104
Fidelity Securities Lending Cash Central Fund	1,219
Total	$ 3,323
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,429,735,000. Net unrealized appreciation aggregated $456,365,000, of which $578,602,000 related to appreciated investment securities and $122,237,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Small Cap
Opportunities Fund

July 31, 2007

1.834743.101

ILS-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Australia - 6.4%
Babcock & Brown Ltd.	540,000	$ 12,971,939
Boart Longyear Ltd.	10,732,700	21,309,878
CSL Ltd.	101,453	7,690,010
Downer EDI Ltd.	3,167,343	18,920,350
Dyno Nobel Ltd.	1,000,000	1,832,123
Gunns Ltd.	1,107,600	3,199,622
Marathon Resources Ltd. (a)	265,000	1,196,845
Oxiana Ltd. (d)	5,304,000	16,858,867
Paladin Resources Ltd. (a)(d)	1,246,400	7,626,020
United Group Ltd.	1,160,308	18,390,870
United Group Ltd. (e)	25,300	401,005
TOTAL AUSTRALIA		110,397,529
Austria - 0.3%
Andritz AG	74,896	5,190,812
Belgium - 0.7%
Delhaize Group	50,000	4,648,018
Umicore SA	28,300	6,505,683
TOTAL BELGIUM		11,153,701
Bermuda - 2.0%
Proactive Technology Holdings Ltd. (a)	13,810,000	27,139,551
Sinofert Holdings Ltd.	9,936,000	6,853,612
TOTAL BERMUDA		33,993,163
Brazil - 1.4%
Cosan SA Industria E Comercio (a)	1,070,000	18,069,950
Sao Martinho SA	440,100	5,094,247
TOTAL BRAZIL		23,164,197
Canada - 1.0%
Lundin Mining Corp. (a)(d)	1,399,000	17,954,730
Cayman Islands - 2.2%
Himax Technologies, Inc. sponsored ADR (a)	3,144,500	16,068,395
Subsea 7, Inc. (a)(d)	321,500	7,708,212
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	334,800	13,502,484
TOTAL CAYMAN ISLANDS		37,279,091
China - 2.2%
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)(d)	1,512,196	7,273,663
Common Stocks - continued
	Shares	Value
China - continued
First Tractor Co. Ltd. (H Shares) (a)	11,940,000	$ 6,485,598
Global Bio-Chem Technology Group Co. Ltd.	48,295,300	23,346,861
TOTAL CHINA		37,106,122
Finland - 2.3%
KCI Konecranes Oyj	300,000	12,335,675
Metso Corp.	140,000	9,003,743
Outotec Oyj	291,406	17,488,973
TOTAL FINLAND		38,828,391
France - 4.9%
Alstom SA	62,062	11,362,635
Business Objects SA (a)	110,000	4,950,019
Business Objects SA sponsored ADR (a)	56,100	2,524,500
Carbone Lorraine	24,668	1,937,168
Compagnie des Machines Bull SA (a)	622,340	4,990,253
Eutelsat Communications	200,000	4,542,922
Ipsen SA	8,000	425,612
Neopost SA	148,400	21,715,572
Nexans SA	65,000	11,616,813
Soitec SA (a)(d)	1,109,801	19,711,379
TOTAL FRANCE		83,776,873
Germany - 9.4%
AWD Holding AG	235,600	9,213,714
Bilfinger Berger AG	133,600	11,553,691
Demag Cranes AG	491,000	23,629,311
Deutz AG (a)(d)	741,982	9,614,806
GEA Group AG (a)	1,134,800	37,515,734
Hochtief AG	64,459	6,563,146
Kontron AG	250,000	5,381,036
MPC Muenchmeyer Petersen Capital AG	21,671	2,072,781
MTU Aero Engines Holding AG	201,350	13,872,295
Q-Cells AG (d)	116,285	10,294,972
SGL Carbon AG (a)	453,908	23,583,357
SolarWorld AG (d)	170,600	8,305,813
TOTAL GERMANY		161,600,656
Greece - 1.1%
Bank of Piraeus	332,950	12,027,632
Common Stocks - continued
	Shares	Value
Greece - continued
Hellenic Technodomiki Tev SA	550,000	$ 7,510,873
TOTAL GREECE		19,538,505
Italy - 0.7%
Impregilo SpA (a)	1,500,000	12,048,322
Japan - 23.2%
Acca Networks Co. Ltd.	2,361	4,679,812
Adeka Corp.	98,500	998,605
Air Water, Inc. (d)	973,000	11,567,723
Alps Electric Co. Ltd.	200,000	1,982,292
Asics Corp.	1,223,000	16,689,295
Atrium Co. Ltd.	372,000	11,319,852
Fujikura Ltd.	500,000	3,099,988
Hikari Tsushin, Inc.	50,000	1,987,833
Ichiyoshi Securities Co. Ltd.	674,700	8,869,292
Iino Kaiun Kaisha Ltd. (d)	350,000	4,495,069
Intelligence Ltd. (d)	3,882	7,097,171
JAFCO Co. Ltd.	179,000	8,147,973
Japan General Estate Co. Ltd.	548,200	11,001,577
Japan Steel Works Ltd.	647,000	10,298,115
JGC Corp.	700,000	14,404,234
Joint Corp.	341,300	9,307,248
KK daVinci Advisors (a)(d)	12,769	10,390,685
Kurita Water Industries Ltd.	264,000	8,369,778
Leopalace21 Corp.	612,500	19,363,187
Makino Milling Machine Co. Ltd.	100,000	1,332,700
Miraial Co. Ltd.	96,800	5,950,471
Mitsumi Electric Co. Ltd.	224,000	8,730,629
Nabtesco Corp.	457,000	6,834,900
Namco Bandai Holdings, Inc.	529,000	8,288,877
Nidec Sankyo Corp. (d)	827,000	5,325,418
Nintendo Co. Ltd.	79,600	39,004,001
Nippon Electric Glass Co. Ltd.	643,500	10,033,245
Okuma Corp.	200,000	3,252,349
Organo Corp. (d)	429,000	9,195,226
Risa Partners, Inc. (d)	2,146	5,039,821
SHIMIZU Corp. (d)	700,000	4,171,177
Sojitz Corp.	3,646,300	18,206,724
Sparx Group Co. Ltd. (d)	18,856	12,125,042
Sumco Corp.	341,100	17,512,303
Sumitomo Bakelite Co. Ltd.	642,000	4,579,252
Common Stocks - continued
	Shares	Value
Japan - continued
The Sumitomo Warehouse Co. Ltd.	288,000	$ 1,774,702
Tokai Carbon Co. Ltd. (d)	907,000	9,922,798
Tokuyama Corp. (d)	2,090,000	30,354,404
Tokyo Tatemono Co. Ltd.	1,003,000	12,100,194
Urban Corp.	326,300	5,168,480
Wacom Co. Ltd. (d)	1,700	3,221,751
Yoshinoya D&C Co. Ltd. (d)	4,000	6,837,174
Zenrin Co. Ltd. (d)	196,300	5,049,458
TOTAL JAPAN		398,080,825
Luxembourg - 1.4%
Acergy SA	923,900	24,483,350
Netherlands - 4.8%
Advanced Metallurgical Group NV	149,000	6,524,293
Koninklijke Wessanen NV	1,017,015	16,894,418
Nutreco Holding NV	299,000	22,400,231
OPG Groep NV (A Shares)(Certificaten Van Aandelen) unit	150,000	4,829,591
QIAGEN NV (a)(d)	995,000	17,114,000
QIAGEN NV (a)(d)	200,000	3,486,556
Tele Atlas NV (Netherlands) (a)	408,200	11,729,770
TOTAL NETHERLANDS		82,978,859
Norway - 8.5%
Aker Kvaerner ASA	367,500	9,583,448
Aker Yards AS	705,000	8,224,677
Cermaq ASA	1,898,500	35,339,564
ElectroMagnetic GeoServices ASA (d)	742,300	14,708,971
Leroy Seafood Group ASA (d)	392,900	9,369,527
Marine Harvest ASA (a)(d)	26,275,000	33,222,404
Norwegian Property ASA (d)	592,400	7,139,737
Petroleum Geo-Services ASA	331,600	7,974,830
ProSafe ASA	665,000	10,382,068
TGS Nopec Geophysical Co. ASA (a)	502,700	9,853,396
TOTAL NORWAY		145,798,622
Papua New Guinea - 3.1%
Lihir Gold Ltd. (a)	13,300,867	34,683,061
Lihir Gold Ltd. sponsored ADR (d)	720,000	18,799,200
TOTAL PAPUA NEW GUINEA		53,482,261
Common Stocks - continued
	Shares	Value
Portugal - 0.9%
Banif SGPS SA	1,382,174	$ 11,801,698
Sonae Industria SGPS SA (a)	300,000	4,261,042
TOTAL PORTUGAL		16,062,740
Spain - 1.4%
Abengoa SA	370,324	17,857,265
Tecnicas Reunidas SA	98,035	6,874,992
TOTAL SPAIN		24,732,257
Sweden - 0.7%
Bergman & Beving AB (B Shares)	315,000	11,453,525
Switzerland - 1.1%
BB Biotech AG (d)	70,000	5,622,139
Cytos Biotechnology AG (a)	68,355	7,816,876
Panalpina Welttransport Holding AG	25,000	4,933,417
TOTAL SWITZERLAND		18,372,432
Taiwan - 2.6%
HannStar Display Corp. (a)	52,289,000	15,140,526
Motech Industries, Inc.	715,000	8,935,048
PixArt Imaging, Inc.	1,590,000	20,354,171
TOTAL TAIWAN		44,429,745
United Kingdom - 10.0%
ARM Holdings PLC	2,500,000	7,528,876
ARM Holdings PLC sponsored ADR	1,300,000	11,570,000
Autonomy Corp. PLC (a)	1,358,400	23,013,844
Avis Europe PLC (a)	15,900,698	14,777,560
Blinkx PLC (a)	978,000	834,418
Carter & Carter Group PLC	800,000	999,449
Gyrus Group PLC (a)	977,171	8,570,346
Invensys PLC (a)	3,400,000	26,349,289
Investec PLC	400,000	5,033,809
Laird Group PLC	462,461	5,082,388
Meggitt PLC	1,362,600	8,553,076
Michael Page International PLC	769,827	8,554,131
Morgan Crucible Co. PLC	732,300	4,295,428
Optos PLC (a)	160,000	739,430
Premier Foods PLC	1,690,000	8,762,901
Renovo Group PLC (a)	8,472,203	30,978,780
Wolfson Microelectronics PLC (a)	1,100,000	6,234,367
TOTAL UNITED KINGDOM		171,878,092
Common Stocks - continued
	Shares	Value
United States of America - 6.9%
AGCO Corp. (a)	633,000	$ 24,326,190
Chiquita Brands International, Inc. (d)	1,087,400	19,094,744
Covance, Inc. (a)	121,000	8,538,970
Level 3 Communications, Inc. (a)	1,444,600	7,555,258
NII Holdings, Inc. (a)	116,800	9,813,536
Pharmaceutical Product Development, Inc.	225,000	7,537,500
Titanium Metals Corp. (a)(d)	1,193,614	39,890,582
Unisys Corp. (a)	80,779	653,502
TOTAL UNITED STATES OF AMERICA		117,410,282
TOTAL COMMON STOCKS (Cost $1,391,359,190)		1,701,195,082
Money Market Funds - 13.6%

Fidelity Cash Central Fund, 5.38% (b)	14,546,624	14,546,624
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	218,408,759	218,408,759
TOTAL MONEY MARKET FUNDS (Cost $232,955,383)		232,955,383
TOTAL INVESTMENT PORTFOLIO - 112.8% (Cost $1,624,314,573)		1,934,150,465
NET OTHER ASSETS - (12.8)%		(219,534,269)
NET ASSETS - 100%		$ 1,714,616,196
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $401,005 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
United Group Ltd.	7/12/07	$ 372,144
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 814,544
Fidelity Securities Lending Cash Central Fund	2,622,457
Total	$ 3,437,001
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,628,283,817. Net unrealized appreciation aggregated $305,866,648, of which $376,666,253 related to appreciated investment securities and $70,799,605 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Small Cap Opportunities Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2007

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® International
Small Cap Opportunities Fund

1.834740.101

AILS-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Australia - 6.4%
Babcock & Brown Ltd.	540,000	$ 12,971,939
Boart Longyear Ltd.	10,732,700	21,309,878
CSL Ltd.	101,453	7,690,010
Downer EDI Ltd.	3,167,343	18,920,350
Dyno Nobel Ltd.	1,000,000	1,832,123
Gunns Ltd.	1,107,600	3,199,622
Marathon Resources Ltd. (a)	265,000	1,196,845
Oxiana Ltd. (d)	5,304,000	16,858,867
Paladin Resources Ltd. (a)(d)	1,246,400	7,626,020
United Group Ltd.	1,160,308	18,390,870
United Group Ltd. (e)	25,300	401,005
TOTAL AUSTRALIA		110,397,529
Austria - 0.3%
Andritz AG	74,896	5,190,812
Belgium - 0.7%
Delhaize Group	50,000	4,648,018
Umicore SA	28,300	6,505,683
TOTAL BELGIUM		11,153,701
Bermuda - 2.0%
Proactive Technology Holdings Ltd. (a)	13,810,000	27,139,551
Sinofert Holdings Ltd.	9,936,000	6,853,612
TOTAL BERMUDA		33,993,163
Brazil - 1.4%
Cosan SA Industria E Comercio (a)	1,070,000	18,069,950
Sao Martinho SA	440,100	5,094,247
TOTAL BRAZIL		23,164,197
Canada - 1.0%
Lundin Mining Corp. (a)(d)	1,399,000	17,954,730
Cayman Islands - 2.2%
Himax Technologies, Inc. sponsored ADR (a)	3,144,500	16,068,395
Subsea 7, Inc. (a)(d)	321,500	7,708,212
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	334,800	13,502,484
TOTAL CAYMAN ISLANDS		37,279,091
China - 2.2%
China Techfaith Wireless Communication Technology Ltd. sponsored ADR (a)(d)	1,512,196	7,273,663
Common Stocks - continued
	Shares	Value
China - continued
First Tractor Co. Ltd. (H Shares) (a)	11,940,000	$ 6,485,598
Global Bio-Chem Technology Group Co. Ltd.	48,295,300	23,346,861
TOTAL CHINA		37,106,122
Finland - 2.3%
KCI Konecranes Oyj	300,000	12,335,675
Metso Corp.	140,000	9,003,743
Outotec Oyj	291,406	17,488,973
TOTAL FINLAND		38,828,391
France - 4.9%
Alstom SA	62,062	11,362,635
Business Objects SA (a)	110,000	4,950,019
Business Objects SA sponsored ADR (a)	56,100	2,524,500
Carbone Lorraine	24,668	1,937,168
Compagnie des Machines Bull SA (a)	622,340	4,990,253
Eutelsat Communications	200,000	4,542,922
Ipsen SA	8,000	425,612
Neopost SA	148,400	21,715,572
Nexans SA	65,000	11,616,813
Soitec SA (a)(d)	1,109,801	19,711,379
TOTAL FRANCE		83,776,873
Germany - 9.4%
AWD Holding AG	235,600	9,213,714
Bilfinger Berger AG	133,600	11,553,691
Demag Cranes AG	491,000	23,629,311
Deutz AG (a)(d)	741,982	9,614,806
GEA Group AG (a)	1,134,800	37,515,734
Hochtief AG	64,459	6,563,146
Kontron AG	250,000	5,381,036
MPC Muenchmeyer Petersen Capital AG	21,671	2,072,781
MTU Aero Engines Holding AG	201,350	13,872,295
Q-Cells AG (d)	116,285	10,294,972
SGL Carbon AG (a)	453,908	23,583,357
SolarWorld AG (d)	170,600	8,305,813
TOTAL GERMANY		161,600,656
Greece - 1.1%
Bank of Piraeus	332,950	12,027,632
Common Stocks - continued
	Shares	Value
Greece - continued
Hellenic Technodomiki Tev SA	550,000	$ 7,510,873
TOTAL GREECE		19,538,505
Italy - 0.7%
Impregilo SpA (a)	1,500,000	12,048,322
Japan - 23.2%
Acca Networks Co. Ltd.	2,361	4,679,812
Adeka Corp.	98,500	998,605
Air Water, Inc. (d)	973,000	11,567,723
Alps Electric Co. Ltd.	200,000	1,982,292
Asics Corp.	1,223,000	16,689,295
Atrium Co. Ltd.	372,000	11,319,852
Fujikura Ltd.	500,000	3,099,988
Hikari Tsushin, Inc.	50,000	1,987,833
Ichiyoshi Securities Co. Ltd.	674,700	8,869,292
Iino Kaiun Kaisha Ltd. (d)	350,000	4,495,069
Intelligence Ltd. (d)	3,882	7,097,171
JAFCO Co. Ltd.	179,000	8,147,973
Japan General Estate Co. Ltd.	548,200	11,001,577
Japan Steel Works Ltd.	647,000	10,298,115
JGC Corp.	700,000	14,404,234
Joint Corp.	341,300	9,307,248
KK daVinci Advisors (a)(d)	12,769	10,390,685
Kurita Water Industries Ltd.	264,000	8,369,778
Leopalace21 Corp.	612,500	19,363,187
Makino Milling Machine Co. Ltd.	100,000	1,332,700
Miraial Co. Ltd.	96,800	5,950,471
Mitsumi Electric Co. Ltd.	224,000	8,730,629
Nabtesco Corp.	457,000	6,834,900
Namco Bandai Holdings, Inc.	529,000	8,288,877
Nidec Sankyo Corp. (d)	827,000	5,325,418
Nintendo Co. Ltd.	79,600	39,004,001
Nippon Electric Glass Co. Ltd.	643,500	10,033,245
Okuma Corp.	200,000	3,252,349
Organo Corp. (d)	429,000	9,195,226
Risa Partners, Inc. (d)	2,146	5,039,821
SHIMIZU Corp. (d)	700,000	4,171,177
Sojitz Corp.	3,646,300	18,206,724
Sparx Group Co. Ltd. (d)	18,856	12,125,042
Sumco Corp.	341,100	17,512,303
Sumitomo Bakelite Co. Ltd.	642,000	4,579,252
Common Stocks - continued
	Shares	Value
Japan - continued
The Sumitomo Warehouse Co. Ltd.	288,000	$ 1,774,702
Tokai Carbon Co. Ltd. (d)	907,000	9,922,798
Tokuyama Corp. (d)	2,090,000	30,354,404
Tokyo Tatemono Co. Ltd.	1,003,000	12,100,194
Urban Corp.	326,300	5,168,480
Wacom Co. Ltd. (d)	1,700	3,221,751
Yoshinoya D&C Co. Ltd. (d)	4,000	6,837,174
Zenrin Co. Ltd. (d)	196,300	5,049,458
TOTAL JAPAN		398,080,825
Luxembourg - 1.4%
Acergy SA	923,900	24,483,350
Netherlands - 4.8%
Advanced Metallurgical Group NV	149,000	6,524,293
Koninklijke Wessanen NV	1,017,015	16,894,418
Nutreco Holding NV	299,000	22,400,231
OPG Groep NV (A Shares)(Certificaten Van Aandelen) unit	150,000	4,829,591
QIAGEN NV (a)(d)	995,000	17,114,000
QIAGEN NV (a)(d)	200,000	3,486,556
Tele Atlas NV (Netherlands) (a)	408,200	11,729,770
TOTAL NETHERLANDS		82,978,859
Norway - 8.5%
Aker Kvaerner ASA	367,500	9,583,448
Aker Yards AS	705,000	8,224,677
Cermaq ASA	1,898,500	35,339,564
ElectroMagnetic GeoServices ASA (d)	742,300	14,708,971
Leroy Seafood Group ASA (d)	392,900	9,369,527
Marine Harvest ASA (a)(d)	26,275,000	33,222,404
Norwegian Property ASA (d)	592,400	7,139,737
Petroleum Geo-Services ASA	331,600	7,974,830
ProSafe ASA	665,000	10,382,068
TGS Nopec Geophysical Co. ASA (a)	502,700	9,853,396
TOTAL NORWAY		145,798,622
Papua New Guinea - 3.1%
Lihir Gold Ltd. (a)	13,300,867	34,683,061
Lihir Gold Ltd. sponsored ADR (d)	720,000	18,799,200
TOTAL PAPUA NEW GUINEA		53,482,261
Common Stocks - continued
	Shares	Value
Portugal - 0.9%
Banif SGPS SA	1,382,174	$ 11,801,698
Sonae Industria SGPS SA (a)	300,000	4,261,042
TOTAL PORTUGAL		16,062,740
Spain - 1.4%
Abengoa SA	370,324	17,857,265
Tecnicas Reunidas SA	98,035	6,874,992
TOTAL SPAIN		24,732,257
Sweden - 0.7%
Bergman & Beving AB (B Shares)	315,000	11,453,525
Switzerland - 1.1%
BB Biotech AG (d)	70,000	5,622,139
Cytos Biotechnology AG (a)	68,355	7,816,876
Panalpina Welttransport Holding AG	25,000	4,933,417
TOTAL SWITZERLAND		18,372,432
Taiwan - 2.6%
HannStar Display Corp. (a)	52,289,000	15,140,526
Motech Industries, Inc.	715,000	8,935,048
PixArt Imaging, Inc.	1,590,000	20,354,171
TOTAL TAIWAN		44,429,745
United Kingdom - 10.0%
ARM Holdings PLC	2,500,000	7,528,876
ARM Holdings PLC sponsored ADR	1,300,000	11,570,000
Autonomy Corp. PLC (a)	1,358,400	23,013,844
Avis Europe PLC (a)	15,900,698	14,777,560
Blinkx PLC (a)	978,000	834,418
Carter & Carter Group PLC	800,000	999,449
Gyrus Group PLC (a)	977,171	8,570,346
Invensys PLC (a)	3,400,000	26,349,289
Investec PLC	400,000	5,033,809
Laird Group PLC	462,461	5,082,388
Meggitt PLC	1,362,600	8,553,076
Michael Page International PLC	769,827	8,554,131
Morgan Crucible Co. PLC	732,300	4,295,428
Optos PLC (a)	160,000	739,430
Premier Foods PLC	1,690,000	8,762,901
Renovo Group PLC (a)	8,472,203	30,978,780
Wolfson Microelectronics PLC (a)	1,100,000	6,234,367
TOTAL UNITED KINGDOM		171,878,092
Common Stocks - continued
	Shares	Value
United States of America - 6.9%
AGCO Corp. (a)	633,000	$ 24,326,190
Chiquita Brands International, Inc. (d)	1,087,400	19,094,744
Covance, Inc. (a)	121,000	8,538,970
Level 3 Communications, Inc. (a)	1,444,600	7,555,258
NII Holdings, Inc. (a)	116,800	9,813,536
Pharmaceutical Product Development, Inc.	225,000	7,537,500
Titanium Metals Corp. (a)(d)	1,193,614	39,890,582
Unisys Corp. (a)	80,779	653,502
TOTAL UNITED STATES OF AMERICA		117,410,282
TOTAL COMMON STOCKS (Cost $1,391,359,190)		1,701,195,082
Money Market Funds - 13.6%

Fidelity Cash Central Fund, 5.38% (b)	14,546,624	14,546,624
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	218,408,759	218,408,759
TOTAL MONEY MARKET FUNDS (Cost $232,955,383)		232,955,383
TOTAL INVESTMENT PORTFOLIO - 112.8% (Cost $1,624,314,573)		1,934,150,465
NET OTHER ASSETS - (12.8)%		(219,534,269)
NET ASSETS - 100%		$ 1,714,616,196
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $401,005 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
United Group Ltd.	7/12/07	$ 372,144
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 814,544
Fidelity Securities Lending Cash Central Fund	2,622,457
Total	$ 3,437,001
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,628,283,817. Net unrealized appreciation aggregated $305,866,648, of which $376,666,253 related to appreciated investment securities and $70,799,605 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International
Value Fund

July 31, 2007

1.834741.101

FIV-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 2.6%
AMP Ltd.	409,200	$ 3,507,920
Australia & New Zealand Banking Group Ltd.	50,600	1,220,262
Macquarie Airports unit	801,096	2,983,198
Macquarie Infrastructure Group unit	410,400	1,143,592
National Australia Bank Ltd.	53,400	1,745,565
Zinifex Ltd.	83,800	1,421,776
TOTAL AUSTRALIA		12,022,313
Brazil - 1.7%
Petroleo Brasileiro SA Petrobras sponsored ADR	72,200	4,685,780
TAM SA (PN) sponsored ADR (ltd. vtg.) (d)	40,300	1,092,130
Uniao de Bancos Brasileiros SA (Unibanco) GDR	18,700	2,181,168
TOTAL BRAZIL		7,959,078
Canada - 2.2%
Cameco Corp.	22,900	929,568
Cognos, Inc. (a)	23,900	958,868
Finning International, Inc.	129,200	3,391,394
First Quantum Minerals Ltd.	20,500	1,920,854
Open Text Corp. (a)	18,240	343,015
RONA, Inc. (a)	128,600	2,708,955
TOTAL CANADA		10,252,654
Cayman Islands - 2.5%
GlobalSantaFe Corp.	112,000	8,031,520
Subsea 7, Inc. (a)(d)	158,500	3,800,160
TOTAL CAYMAN ISLANDS		11,831,680
Czech Republic - 0.2%
Ceske Energeticke Zavody AS	17,900	938,593
Finland - 0.3%
Nokia Corp. sponsored ADR	50,200	1,437,728
France - 11.3%
Accor SA	18,100	1,567,760
Alcatel-Lucent SA	240,600	2,790,971
AXA SA sponsored ADR	218,600	8,560,376
BNP Paribas SA	31,200	3,489,260
Compagnie de St. Gobain	37,200	4,174,015
Gaz de France	37,400	1,757,906
LVMH Moet Hennessy - Louis Vuitton	14,700	1,664,696
Peugeot Citroen SA	17,200	1,467,211
Societe Generale Series A	58,035	10,098,090
Common Stocks - continued
	Shares	Value
France - continued
Suez SA (France)	53,600	$ 2,858,199
Total SA:
Series B	35,200	2,767,083
sponsored ADR	82,900	6,516,769
Unibail-Rodamco	13,372	3,207,565
Vallourec SA	7,900	2,087,188
TOTAL FRANCE		53,007,089
Germany - 10.7%
Allianz AG sponsored ADR (d)	322,500	6,837,000
Arcandor AG (a)(d)	67,700	2,087,118
BASF AG sponsored ADR	48,000	6,213,600
DaimlerChrysler AG	80,200	7,278,150
E.ON AG	76,400	11,994,078
GFK AG	25,300	1,313,801
Heidelberger Druckmaschinen AG	22,700	1,116,663
Lanxess AG	54,300	2,949,766
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	47,900	8,313,596
RWE AG	18,600	1,988,511
TOTAL GERMANY		50,092,283
Greece - 0.6%
Alpha Bank AE	46,900	1,604,390
Greek Organization of Football Prognostics SA	38,600	1,340,529
TOTAL GREECE		2,944,919
Hong Kong - 1.5%
Chaoda Modern Agriculture (Holdings) Ltd.	1,184,000	881,139
Swire Pacific Ltd. (A Shares)	537,800	6,087,266
TOTAL HONG KONG		6,968,405
India - 0.6%
Satyam Computer Services Ltd. sponsored ADR	106,200	2,831,292
Ireland - 0.5%
Bank of Ireland	120,071	2,251,340
Italy - 1.2%
Fiat SpA	55,100	1,637,603
Intesa Sanpaolo SpA	203,981	1,558,871
Unicredito Italiano SpA	287,400	2,466,944
TOTAL ITALY		5,663,418
Common Stocks - continued
	Shares	Value
Japan - 19.6%
Aioi Insurance Co. Ltd.	273,000	$ 1,615,124
Asahi Breweries Ltd.	63,100	898,265
Canon, Inc.	86,950	4,615,306
Casio Computer Co. Ltd.	74,300	1,132,376
Denso Corp.	69,700	2,625,516
East Japan Railway Co.	686	5,088,018
Fujitsu Ltd.	85,000	561,039
Ibiden Co. Ltd.	16,200	1,187,708
Japan Tobacco, Inc.	504	2,561,390
JGC Corp.	32,000	658,479
JSR Corp.	57,200	1,434,884
Konica Minolta Holdings, Inc.	216,000	3,193,519
Kubota Corp.	331,000	2,748,477
Leopalace21 Corp.	56,600	1,789,317
Misawa Homes Holdings, Inc. (a)(d)	48,500	586,341
Mitsubishi Estate Co. Ltd.	48,000	1,221,114
Mitsui & Co. Ltd.	463,000	10,880,749
Mizuho Financial Group, Inc.	313	2,204,494
Nidec Corp.	17,200	1,138,564
Nippon Building Fund, Inc.	48	635,081
Nippon Oil Corp.	132,000	1,175,234
NTT DoCoMo, Inc.	782	1,079,942
ORIX Corp.	32,100	7,704,521
Osaka Gas Co. Ltd.	1,589,000	5,479,824
Shin-Etsu Chemical Co. Ltd.	16,400	1,210,967
Sumitomo Mitsui Financial Group, Inc.	109	985,060
Sumitomo Realty & Development Co. Ltd.	30,000	891,373
Sumitomo Trust & Banking Co. Ltd.	197,000	1,663,218
Takeda Pharamaceutical Co. Ltd.	100,000	6,514,131
Tokuyama Corp.	176,000	2,556,160
Tokyo Tomin Bank Ltd.	30,200	1,047,306
Toyota Motor Corp.	165,000	9,951,975
Toyota Motor Corp. sponsored ADR	16,500	1,990,395
Xebio Co. Ltd.	47,600	1,343,671
Yamada Denki Co. Ltd.	10,970	1,090,023
TOTAL JAPAN		91,459,561
Kazakhstan - 0.3%
JSC Halyk Bank of Kazakhstan:
GDR (e)	4,700	101,050
unit	58,600	1,259,900
TOTAL KAZAKHSTAN		1,360,950
Common Stocks - continued
	Shares	Value
Korea (South) - 0.6%
Kookmin Bank sponsored ADR	15,200	$ 1,304,008
Samsung Electronics Co. Ltd. GDR	5,151	1,710,132
TOTAL KOREA (SOUTH)		3,014,140
Mexico - 0.4%
America Movil SAB de CV Series L sponsored ADR	28,000	1,676,640
Netherlands - 3.8%
ABN-AMRO Holding NV sponsored ADR	102,100	4,890,590
Heineken NV (Bearer)	25,100	1,588,830
ING Groep NV sponsored ADR	251,400	10,604,052
TomTom Group BV (a)	6,900	450,837
TOTAL NETHERLANDS		17,534,309
Norway - 2.4%
DnB Nor ASA	226,400	3,017,993
Fred Olsen Energy ASA (d)	50,500	2,555,843
Orkla ASA (A Shares)	144,150	2,757,467
Petroleum Geo-Services ASA	121,050	2,911,198
TOTAL NORWAY		11,242,501
Philippines - 0.2%
Philippine Long Distance Telephone Co. sponsored ADR (d)	16,200	925,992
Russia - 1.0%
Gazprom OAO sponsored ADR	103,000	4,454,750
Singapore - 0.6%
DBS Group Holdings Ltd.	197,000	3,001,781
South Africa - 0.7%
Impala Platinum Holdings Ltd.	115,700	3,395,807
Spain - 5.0%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	295,700	7,220,994
Banco Santander Central Hispano SA	441,000	8,399,917
Banco Santander Central Hispano SA sponsored ADR	95,300	1,772,580
Gestevision Telecinco SA	79,600	2,191,484
Telefonica SA sponsored ADR	52,700	3,701,121
TOTAL SPAIN		23,286,096
Sweden - 1.8%
Atlas Copco AB (A Shares)	52,800	931,920
Svenska Cellulosa AB (SCA) (B Shares)	208,200	3,715,595
Telefonaktiebolaget LM Ericsson (B Shares)	1,054,000	3,943,014
TOTAL SWEDEN		8,590,529
Common Stocks - continued
	Shares	Value
Switzerland - 9.2%
Credit Suisse Group sponsored ADR	108,200	$ 6,983,228
Nestle SA (Reg.)	26,756	10,327,838
Novartis AG sponsored ADR	25,500	1,375,725
Roche Holding AG (participation certificate)	43,650	7,778,528
Swiss Life Holding	8,875	2,212,287
Swiss Reinsurance Co. (Reg.)	37,977	3,287,231
UBS AG (NY Shares)	178,600	9,835,502
Zurich Financial Services AG (Reg.)	3,949	1,163,501
TOTAL SWITZERLAND		42,963,840
Taiwan - 0.4%
Novatek Microelectronics Corp.	351,898	1,630,300
United Kingdom - 16.0%
3i Group plc	124,610	2,728,771
BAE Systems PLC	277,500	2,381,690
Barclays PLC	539,900	7,557,230
BHP Billiton PLC	196,400	5,876,783
BP PLC	182,000	2,105,128
British American Tobacco PLC	96,800	3,134,375
HBOS plc	271,600	5,349,005
HSBC Holdings PLC (United Kingdom) (Reg.)	228,900	4,264,853
Informa PLC	141,800	1,528,119
Land Securities Group PLC	77,000	2,646,589
National Grid PLC	434,500	6,200,569
Old Mutual plc	677,400	2,251,251
Prudential PLC	159,928	2,220,539
Rolls-Royce Group PLC	490,619	5,082,882
Royal Bank of Scotland Group PLC	716,200	8,620,215
Tesco PLC	536,400	4,487,880
Vedanta Resources PLC	46,600	1,693,525
Vodafone Group PLC sponsored ADR	162,512	4,932,239
Yell Group PLC	203,100	1,918,485
TOTAL UNITED KINGDOM		74,980,128
United States of America - 0.2%
Virgin Media, Inc.	27,900	693,036
TOTAL COMMON STOCKS (Cost $422,200,716)		458,411,152
Money Market Funds - 5.2%
	Shares	Value
Fidelity Cash Central Fund, 5.38% (b)	8,385,679	$ 8,385,679
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	15,920,165	15,920,165
TOTAL MONEY MARKET FUNDS (Cost $24,305,844)		24,305,844
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $446,506,560)		482,716,996
NET OTHER ASSETS - (3.3)%		(15,389,901)
NET ASSETS - 100%		$ 467,327,095
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $101,050 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 443,552
Fidelity Securities Lending Cash Central Fund	322,888
Total	$ 766,440
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $446,652,550. Net unrealized appreciation aggregated $36,064,446, of which $47,420,500 related to appreciated investment securities and $11,356,054 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor International
Value Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2007

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
International Value Fund

1.834738.101

AFIV-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 2.6%
AMP Ltd.	409,200	$ 3,507,920
Australia & New Zealand Banking Group Ltd.	50,600	1,220,262
Macquarie Airports unit	801,096	2,983,198
Macquarie Infrastructure Group unit	410,400	1,143,592
National Australia Bank Ltd.	53,400	1,745,565
Zinifex Ltd.	83,800	1,421,776
TOTAL AUSTRALIA		12,022,313
Brazil - 1.7%
Petroleo Brasileiro SA Petrobras sponsored ADR	72,200	4,685,780
TAM SA (PN) sponsored ADR (ltd. vtg.) (d)	40,300	1,092,130
Uniao de Bancos Brasileiros SA (Unibanco) GDR	18,700	2,181,168
TOTAL BRAZIL		7,959,078
Canada - 2.2%
Cameco Corp.	22,900	929,568
Cognos, Inc. (a)	23,900	958,868
Finning International, Inc.	129,200	3,391,394
First Quantum Minerals Ltd.	20,500	1,920,854
Open Text Corp. (a)	18,240	343,015
RONA, Inc. (a)	128,600	2,708,955
TOTAL CANADA		10,252,654
Cayman Islands - 2.5%
GlobalSantaFe Corp.	112,000	8,031,520
Subsea 7, Inc. (a)(d)	158,500	3,800,160
TOTAL CAYMAN ISLANDS		11,831,680
Czech Republic - 0.2%
Ceske Energeticke Zavody AS	17,900	938,593
Finland - 0.3%
Nokia Corp. sponsored ADR	50,200	1,437,728
France - 11.3%
Accor SA	18,100	1,567,760
Alcatel-Lucent SA	240,600	2,790,971
AXA SA sponsored ADR	218,600	8,560,376
BNP Paribas SA	31,200	3,489,260
Compagnie de St. Gobain	37,200	4,174,015
Gaz de France	37,400	1,757,906
LVMH Moet Hennessy - Louis Vuitton	14,700	1,664,696
Peugeot Citroen SA	17,200	1,467,211
Societe Generale Series A	58,035	10,098,090
Common Stocks - continued
	Shares	Value
France - continued
Suez SA (France)	53,600	$ 2,858,199
Total SA:
Series B	35,200	2,767,083
sponsored ADR	82,900	6,516,769
Unibail-Rodamco	13,372	3,207,565
Vallourec SA	7,900	2,087,188
TOTAL FRANCE		53,007,089
Germany - 10.7%
Allianz AG sponsored ADR (d)	322,500	6,837,000
Arcandor AG (a)(d)	67,700	2,087,118
BASF AG sponsored ADR	48,000	6,213,600
DaimlerChrysler AG	80,200	7,278,150
E.ON AG	76,400	11,994,078
GFK AG	25,300	1,313,801
Heidelberger Druckmaschinen AG	22,700	1,116,663
Lanxess AG	54,300	2,949,766
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	47,900	8,313,596
RWE AG	18,600	1,988,511
TOTAL GERMANY		50,092,283
Greece - 0.6%
Alpha Bank AE	46,900	1,604,390
Greek Organization of Football Prognostics SA	38,600	1,340,529
TOTAL GREECE		2,944,919
Hong Kong - 1.5%
Chaoda Modern Agriculture (Holdings) Ltd.	1,184,000	881,139
Swire Pacific Ltd. (A Shares)	537,800	6,087,266
TOTAL HONG KONG		6,968,405
India - 0.6%
Satyam Computer Services Ltd. sponsored ADR	106,200	2,831,292
Ireland - 0.5%
Bank of Ireland	120,071	2,251,340
Italy - 1.2%
Fiat SpA	55,100	1,637,603
Intesa Sanpaolo SpA	203,981	1,558,871
Unicredito Italiano SpA	287,400	2,466,944
TOTAL ITALY		5,663,418
Common Stocks - continued
	Shares	Value
Japan - 19.6%
Aioi Insurance Co. Ltd.	273,000	$ 1,615,124
Asahi Breweries Ltd.	63,100	898,265
Canon, Inc.	86,950	4,615,306
Casio Computer Co. Ltd.	74,300	1,132,376
Denso Corp.	69,700	2,625,516
East Japan Railway Co.	686	5,088,018
Fujitsu Ltd.	85,000	561,039
Ibiden Co. Ltd.	16,200	1,187,708
Japan Tobacco, Inc.	504	2,561,390
JGC Corp.	32,000	658,479
JSR Corp.	57,200	1,434,884
Konica Minolta Holdings, Inc.	216,000	3,193,519
Kubota Corp.	331,000	2,748,477
Leopalace21 Corp.	56,600	1,789,317
Misawa Homes Holdings, Inc. (a)(d)	48,500	586,341
Mitsubishi Estate Co. Ltd.	48,000	1,221,114
Mitsui & Co. Ltd.	463,000	10,880,749
Mizuho Financial Group, Inc.	313	2,204,494
Nidec Corp.	17,200	1,138,564
Nippon Building Fund, Inc.	48	635,081
Nippon Oil Corp.	132,000	1,175,234
NTT DoCoMo, Inc.	782	1,079,942
ORIX Corp.	32,100	7,704,521
Osaka Gas Co. Ltd.	1,589,000	5,479,824
Shin-Etsu Chemical Co. Ltd.	16,400	1,210,967
Sumitomo Mitsui Financial Group, Inc.	109	985,060
Sumitomo Realty & Development Co. Ltd.	30,000	891,373
Sumitomo Trust & Banking Co. Ltd.	197,000	1,663,218
Takeda Pharamaceutical Co. Ltd.	100,000	6,514,131
Tokuyama Corp.	176,000	2,556,160
Tokyo Tomin Bank Ltd.	30,200	1,047,306
Toyota Motor Corp.	165,000	9,951,975
Toyota Motor Corp. sponsored ADR	16,500	1,990,395
Xebio Co. Ltd.	47,600	1,343,671
Yamada Denki Co. Ltd.	10,970	1,090,023
TOTAL JAPAN		91,459,561
Kazakhstan - 0.3%
JSC Halyk Bank of Kazakhstan:
GDR (e)	4,700	101,050
unit	58,600	1,259,900
TOTAL KAZAKHSTAN		1,360,950
Common Stocks - continued
	Shares	Value
Korea (South) - 0.6%
Kookmin Bank sponsored ADR	15,200	$ 1,304,008
Samsung Electronics Co. Ltd. GDR	5,151	1,710,132
TOTAL KOREA (SOUTH)		3,014,140
Mexico - 0.4%
America Movil SAB de CV Series L sponsored ADR	28,000	1,676,640
Netherlands - 3.8%
ABN-AMRO Holding NV sponsored ADR	102,100	4,890,590
Heineken NV (Bearer)	25,100	1,588,830
ING Groep NV sponsored ADR	251,400	10,604,052
TomTom Group BV (a)	6,900	450,837
TOTAL NETHERLANDS		17,534,309
Norway - 2.4%
DnB Nor ASA	226,400	3,017,993
Fred Olsen Energy ASA (d)	50,500	2,555,843
Orkla ASA (A Shares)	144,150	2,757,467
Petroleum Geo-Services ASA	121,050	2,911,198
TOTAL NORWAY		11,242,501
Philippines - 0.2%
Philippine Long Distance Telephone Co. sponsored ADR (d)	16,200	925,992
Russia - 1.0%
Gazprom OAO sponsored ADR	103,000	4,454,750
Singapore - 0.6%
DBS Group Holdings Ltd.	197,000	3,001,781
South Africa - 0.7%
Impala Platinum Holdings Ltd.	115,700	3,395,807
Spain - 5.0%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR (d)	295,700	7,220,994
Banco Santander Central Hispano SA	441,000	8,399,917
Banco Santander Central Hispano SA sponsored ADR	95,300	1,772,580
Gestevision Telecinco SA	79,600	2,191,484
Telefonica SA sponsored ADR	52,700	3,701,121
TOTAL SPAIN		23,286,096
Sweden - 1.8%
Atlas Copco AB (A Shares)	52,800	931,920
Svenska Cellulosa AB (SCA) (B Shares)	208,200	3,715,595
Telefonaktiebolaget LM Ericsson (B Shares)	1,054,000	3,943,014
TOTAL SWEDEN		8,590,529
Common Stocks - continued
	Shares	Value
Switzerland - 9.2%
Credit Suisse Group sponsored ADR	108,200	$ 6,983,228
Nestle SA (Reg.)	26,756	10,327,838
Novartis AG sponsored ADR	25,500	1,375,725
Roche Holding AG (participation certificate)	43,650	7,778,528
Swiss Life Holding	8,875	2,212,287
Swiss Reinsurance Co. (Reg.)	37,977	3,287,231
UBS AG (NY Shares)	178,600	9,835,502
Zurich Financial Services AG (Reg.)	3,949	1,163,501
TOTAL SWITZERLAND		42,963,840
Taiwan - 0.4%
Novatek Microelectronics Corp.	351,898	1,630,300
United Kingdom - 16.0%
3i Group plc	124,610	2,728,771
BAE Systems PLC	277,500	2,381,690
Barclays PLC	539,900	7,557,230
BHP Billiton PLC	196,400	5,876,783
BP PLC	182,000	2,105,128
British American Tobacco PLC	96,800	3,134,375
HBOS plc	271,600	5,349,005
HSBC Holdings PLC (United Kingdom) (Reg.)	228,900	4,264,853
Informa PLC	141,800	1,528,119
Land Securities Group PLC	77,000	2,646,589
National Grid PLC	434,500	6,200,569
Old Mutual plc	677,400	2,251,251
Prudential PLC	159,928	2,220,539
Rolls-Royce Group PLC	490,619	5,082,882
Royal Bank of Scotland Group PLC	716,200	8,620,215
Tesco PLC	536,400	4,487,880
Vedanta Resources PLC	46,600	1,693,525
Vodafone Group PLC sponsored ADR	162,512	4,932,239
Yell Group PLC	203,100	1,918,485
TOTAL UNITED KINGDOM		74,980,128
United States of America - 0.2%
Virgin Media, Inc.	27,900	693,036
TOTAL COMMON STOCKS (Cost $422,200,716)		458,411,152
Money Market Funds - 5.2%
	Shares	Value
Fidelity Cash Central Fund, 5.38% (b)	8,385,679	$ 8,385,679
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	15,920,165	15,920,165
TOTAL MONEY MARKET FUNDS (Cost $24,305,844)		24,305,844
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $446,506,560)		482,716,996
NET OTHER ASSETS - (3.3)%		(15,389,901)
NET ASSETS - 100%		$ 467,327,095
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $101,050 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 443,552
Fidelity Securities Lending Cash Central Fund	322,888
Total	$ 766,440
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $446,652,550. Net unrealized appreciation aggregated $36,064,446, of which $47,420,500 related to appreciated investment securities and $11,356,054 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Japan Fund

July 31, 2007

1.804854.103

JPN-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 17.2%
Auto Components - 3.8%
Bridgestone Corp.	1,040,600	$ 21,960,323
Denso Corp.	294,000	11,074,629
NGK Spark Plug Co. Ltd.	729,000	13,229,546
Stanley Electric Co. Ltd.	995,600	23,571,906
		69,836,404
Automobiles - 7.9%
Honda Motor Co. Ltd.	1,010,500	36,398,211
Isuzu Motors Ltd.	1,383,000	7,507,933
Toyota Motor Corp.	1,519,500	91,648,639
Yamaha Motor Co. Ltd.	291,800	8,211,249
		143,766,032
Household Durables - 2.3%
Casio Computer Co. Ltd. (d)	1,059,500	16,147,410
Haseko Corp. (a)(d)	5,638,000	14,966,345
Sony Corp.	193,200	10,189,368
		41,303,123
Leisure Equipment & Products - 0.4%
Fujifilm Holdings Corp.	158,700	6,879,645
Media - 0.5%
Fuji Television Network, Inc.	5,064	10,249,747
Multiline Retail - 0.9%
Marui Co. Ltd.	678,900	7,664,521
Mitsukoshi Ltd. (d)	1,769,000	8,462,269
		16,126,790
Specialty Retail - 1.4%
Yamada Denki Co. Ltd.	255,590	25,396,439
TOTAL CONSUMER DISCRETIONARY		313,558,180
CONSUMER STAPLES - 0.8%
Food & Staples Retailing - 0.8%
Aeon Co. Ltd.	939,300	15,002,996
FINANCIALS - 17.6%
Capital Markets - 2.4%
Daiwa Securities Group, Inc.	810,000	8,593,306
Matsui Securities Co. Ltd. (d)	1,475,200	12,210,488
Nomura Holdings, Inc.	1,245,500	23,627,136
		44,430,930
Commercial Banks - 10.6%
Chiba Bank Ltd.	471,000	3,964,028
Mitsubishi UFJ Financial Group, Inc.	3,149	33,505,361
Mizuho Financial Group, Inc.	10,728	75,558,496
Sumitomo Mitsui Financial Group, Inc. (d)	6,525	58,968,017
Sumitomo Trust & Banking Co. Ltd.	2,377,000	20,068,372
		192,064,274
Consumer Finance - 0.6%
Credit Saison Co. Ltd.	415,800	10,171,100

	Shares	Value
Insurance - 0.7%
Millea Holdings, Inc.	44,100	$ 1,744,155
T&D Holdings, Inc.	168,550	11,022,696
		12,766,851
Real Estate Management & Development - 3.3%
Leopalace21 Corp.	860,500	27,203,301
Mitsubishi Estate Co. Ltd.	401,000	10,201,390
Mitsui Fudosan Co. Ltd.	388,000	10,130,520
Sumitomo Realty & Development Co. Ltd.	58,000	1,723,321
Tokyo Tatemono Co. Ltd.	426,000	5,139,265
Tokyu Land Corp.	576,000	5,409,117
		59,806,914
TOTAL FINANCIALS		319,240,069
HEALTH CARE - 3.4%
Health Care Equipment & Supplies - 0.6%
Olympus Corp.	283,000	11,600,185
Pharmaceuticals - 2.8%
Daiichi Sankyo Co. Ltd.	305,000	8,427,432
Takeda Pharamaceutical Co. Ltd.	650,600	42,380,934
		50,808,366
TOTAL HEALTH CARE		62,408,551
INDUSTRIALS - 27.3%
Building Products - 1.5%
Asahi Glass Co. Ltd. (d)	2,039,000	27,299,684
Commercial Services & Supplies - 0.5%
Dai Nippon Printing Co. Ltd.	637,000	9,346,909
Construction & Engineering - 2.1%
JGC Corp.	1,854,000	38,150,642
Electrical Equipment - 3.6%
Mitsubishi Electric Corp.	2,753,000	29,271,998
Sumitomo Electric Industries Ltd.	2,214,400	36,113,176
		65,385,174
Machinery - 9.9%
Fanuc Ltd. (d)	133,900	14,493,719
Kubota Corp.	3,229,000	26,812,178
Mitsubishi Heavy Industries Ltd.	2,590,000	18,196,342
Mitsui Engineering & Shipbuilding Co.	2,032,000	11,068,273
Nabtesco Corp.	462,000	6,909,680
NGK Insulators Ltd.	780,000	23,839,124
NSK Ltd.	1,798,000	17,225,289
OSG Corp. (d)	599,100	8,421,855
SMC Corp.	35,400	4,687,688
Sumitomo Heavy Industries Ltd.	2,314,000	28,318,303
THK Co. Ltd.	560,500	13,219,668
Toshiba Machine Co. Ltd. (d)	835,000	7,582,143
		180,774,262
Road & Rail - 0.7%
East Japan Railway Co.	1,699	12,601,373
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 8.7%
Mitsubishi Corp.	1,040,300	$ 30,721,031
Mitsui & Co. Ltd.	3,042,000	71,488,638
Sumitomo Corp.	2,872,200	55,625,746
		157,835,415
Transportation Infrastructure - 0.3%
Mitsui-Soko Co. Ltd. (d)	791,000	4,316,420
The Sumitomo Warehouse Co. Ltd.	188,000	1,158,486
		5,474,906
TOTAL INDUSTRIALS		496,868,365
INFORMATION TECHNOLOGY - 19.0%
Electronic Equipment & Instruments - 7.7%
Citizen Holdings Co. Ltd.	1,336,700	12,358,939
Dainippon Screen Manufacturing Co. Ltd. (d)	2,334,000	17,112,036
Kyocera Corp.	123,700	11,887,570
Murata Manufacturing Co. Ltd.	240,600	17,975,999
Nidec Sankyo Corp. (d)	1,108,000	7,134,902
Nippon Electric Glass Co. Ltd.	2,128,000	33,179,093
Omron Corp.	506,400	13,420,787
Yaskawa Electric Corp.	1,470,000	17,811,490
Yokogawa Electric Corp.	645,700	8,758,861
		139,639,677
IT Services - 0.7%
Nomura Research Institute Ltd.	235,200	7,450,851
TIS, Inc.	192,600	4,358,466
		11,809,317
Office Electronics - 5.0%
Canon, Inc.	1,091,300	57,926,206
Konica Minolta Holdings, Inc.	2,237,000	33,073,624
		90,999,830
Semiconductors & Semiconductor Equipment - 0.8%
Advantest Corp. (d)	215,800	8,348,334
Rohm Co. Ltd.	70,500	5,960,913
		14,309,247
Software - 4.8%
Nintendo Co. Ltd.	179,800	88,102,002
TOTAL INFORMATION TECHNOLOGY		344,860,073
MATERIALS - 12.0%
Chemicals - 6.1%
JSR Corp.	855,200	21,453,027
Kuraray Co. Ltd. (d)	938,500	10,790,577
Mitsubishi Rayon Co. Ltd.	1,377,000	10,301,513

	Shares	Value
Nitto Denko Corp.	535,300	$ 28,084,820
Shin-Etsu Chemical Co. Ltd.	451,600	33,345,885
Toray Industries, Inc.	959,000	7,646,593
		111,622,415
Metals & Mining - 5.9%
Hitachi Metals Ltd.	1,091,000	13,201,290
JFE Holdings, Inc.	444,500	30,483,838
Nippon Steel Corp.	2,519,000	18,947,208
Sumitomo Metal Industries Ltd.	7,634,000	43,960,833
		106,593,169
TOTAL MATERIALS		218,215,584
TELECOMMUNICATION SERVICES - 1.5%
Wireless Telecommunication Services - 1.5%
KDDI Corp.	1,463	9,705,095
NTT DoCoMo, Inc.	12,677	17,506,937
		27,212,032
TOTAL COMMON STOCKS (Cost $1,625,628,271)		1,797,365,850
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 5.38% (b)	20,026,088	20,026,088
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	79,790,153	79,790,153
TOTAL MONEY MARKET FUNDS (Cost $99,816,241)		99,816,241
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $1,725,444,512)	1,897,182,091
NET OTHER ASSETS - (4.3)%	(78,846,685)
NET ASSETS - 100%	$ 1,818,335,406
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 600,195
Fidelity Securities Lending Cash Central Fund	360,361
Total	$ 960,556
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,730,458,902. Net unrealized appreciation aggregated $166,723,189, of which $221,838,087 related to appreciated investment securities and $55,114,898 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Japan Smaller Companies Fund

July 31, 2007

1.804823.103

JSC-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 20.9%
Auto Components - 5.8%
F-Tech, Inc.	293,300	$ 7,033,963
Fine Sinter Co. Ltd.	395,000	1,759,623
Fuji Kiko Co. Ltd. (d)	706,000	1,846,745
H-One Co. Ltd.	326,700	4,252,666
Koito Manufacturing Co. Ltd.	240,000	2,810,174
Nippon Seiki Co. Ltd.	600,000	16,451,653
Nissin Kogyo Co. Ltd.	123,300	3,629,189
Toyota Boshoku Corp.	224,700	5,822,785
Toyota Industries Corp.	85,500	3,873,735
TS tech Co. Ltd. (d)	85,500	3,071,145
		50,551,678
Automobiles - 0.7%
Isuzu Motors Ltd.	500,000	2,714,365
Yachiyo Industry Co. Ltd.	190,600	3,119,817
		5,834,182
Distributors - 0.1%
Jin Co. Ltd.	188,000	839,552
Diversified Consumer Services - 0.5%
Best Bridal, Inc.	1,558	3,868,039
Novarese, Inc.	86	108,893
		3,976,932
Hotels, Restaurants & Leisure - 1.6%
Kappa Create Co. Ltd.	1,650	25,243
Round One Corp.	773	1,733,659
St. Marc Holdings Co. Ltd. (d)	31,100	1,460,943
VIA Holdings, Inc.	28,200	234,233
Zensho Co. Ltd. (d)	964,908	10,209,565
		13,663,643
Household Durables - 2.9%
Juki Corp.	590,000	5,108,125
Makita Corp.	53,900	2,490,616
Token Corp. (d)	290,220	17,551,829
		25,150,570
Internet & Catalog Retail - 0.5%
DeNA Co. Ltd.	650	2,726,766
Felissimo Corp. (d)	96,100	2,062,633
		4,789,399
Leisure Equipment & Products - 0.9%
Endo Manufacturing Co. Ltd.	226,100	1,495,313
Namco Bandai Holdings, Inc.	353,100	5,532,708
Noritsu Koki Co. Ltd. (d)	46,600	972,608
Tamron Co. Ltd.	10,400	315,963
		8,316,592
Media - 0.8%
Asia Media Co. Ltd. (d)	422,000	6,141,291
Zenrin Co. Ltd.	43,400	1,116,385
		7,257,676

	Shares	Value
Specialty Retail - 5.0%
Hikari Tsushin, Inc. (d)	310,000	$ 12,324,563
K'S Denki Corp.	131,300	3,548,333
Nishimatsuya Chain Co. Ltd.	27,700	449,542
PC Depot Corp.	3,221	980,474
Shimachu Co. Ltd.	207,300	5,886,414
Shimamura Co. Ltd.	26,700	2,581,318
United Arrows Ltd. (d)	226,000	3,515,406
Village Vanguard Co. Ltd.	25	129,497
Yamada Denki Co. Ltd.	147,440	14,650,225
		44,065,772
Textiles, Apparel & Luxury Goods - 2.1%
Asics Corp.	471,000	6,427,357
Japan Vilene Co. Ltd. (d)	480,000	3,031,769
Seiren Co. Ltd. (d)	957,700	9,179,377
		18,638,503
TOTAL CONSUMER DISCRETIONARY		183,084,499
CONSUMER STAPLES - 3.1%
Food & Staples Retailing - 2.1%
Cosmos Pharmaceutical Corp. (d)	139,900	2,203,697
Create SD Co. Ltd. (d)	97,100	2,239,597
Daikokutenbussan Co. Ltd.	239,800	2,388,263
Kirindo Co. Ltd.	188,900	1,583,814
Valor Co. Ltd.	816,300	10,213,633
		18,629,004
Food Products - 0.8%
Ariake Japan Co. Ltd. (d)	59,600	1,159,205
Frente Co. Ltd.	179,300	3,116,632
Hokuto Corp. (d)	134,500	2,227,833
		6,503,670
Personal Products - 0.2%
Artnature, Inc.	40,300	1,876,030
TOTAL CONSUMER STAPLES		27,008,704
ENERGY - 0.8%
Energy Equipment & Services - 0.8%
Shinko Plantech Co. Ltd.	538,000	6,843,882
FINANCIALS - 9.3%
Capital Markets - 0.8%
E*TRADE Securities Co. Ltd. (d)	3,141	3,390,167
Risa Partners, Inc. (d)	1,446	3,395,890
		6,786,057
Commercial Banks - 4.1%
Bank of Yokohama Ltd.	1,293,000	8,991,366
Chiba Bank Ltd.	1,069,000	8,996,912
Fukuoka Financial Group, Inc. (a)	586,000	3,764,369
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
The Keiyo Bank Ltd.	1,263,000	$ 7,093,842
Tokyo Tomin Bank Ltd. (d)	206,500	7,161,211
		36,007,700
Diversified Financial Services - 1.7%
Japan Securities Finance Co. Ltd. (d)	181,700	2,463,296
Money Partners Co. Ltd.	3,080	12,115,646
		14,578,942
Real Estate Management & Development - 2.7%
ARDEPRO CO., Ltd.	31,015	8,613,764
Cosmos Initia Co. Ltd.	217,000	1,165,921
Daiwasystem Co. Ltd.	208,800	5,601,868
Joint Corp.	103,000	2,808,809
Land Co. Ltd.	291	436,642
Properst Co. Ltd. (d)	990	1,471,686
Suruga Corp.	91,100	1,868,765
Tokyu Community Corp.	18,400	538,517
Urban Corp.	93,100	1,474,672
		23,980,644
Thrifts & Mortgage Finance - 0.0%
ASAX Co. Ltd.	207	397,781
TOTAL FINANCIALS		81,751,124
HEALTH CARE - 5.8%
Health Care Equipment & Supplies - 3.7%
Hogy Medical Co. (d)	304,000	14,776,914
Nakanishi, Inc.	23,200	2,698,927
Nipro Corp.	159,000	3,341,855
Sysmex Corp. (d)	287,600	11,118,440
		31,936,136
Life Sciences Tools & Services - 0.5%
Shin Nippon Biomedical Laboratories Ltd. (d)	264,900	3,863,627
Soiken Holdings, Inc. (d)	658	677,637
		4,541,264
Pharmaceuticals - 1.6%
Fuji Pharma Co. Ltd.	145,800	2,693,774
Nichi-iko Pharmaceutical Co. Ltd.	252,500	4,507,383
Sawai Pharmaceutical Co. Ltd. (d)	111,000	3,836,499
Towa Pharmaceutical Co. Ltd. (d)	67,500	2,784,885
		13,822,541
TOTAL HEALTH CARE		50,299,941
INDUSTRIALS - 30.4%
Air Freight & Logistics - 1.3%
Kintetsu World Express, Inc.	165,600	6,577,777
Yusen Air & Sea Service Co. Ltd. (d)	200,600	4,364,935
		10,942,712

	Shares	Value
Building Products - 1.3%
Comany, Inc.	311,800	$ 5,054,076
Daikin Industries Ltd.	168,400	6,579,192
		11,633,268
Commercial Services & Supplies - 1.8%
Asahi Pretec Corp.	128,600	4,039,534
Career Design Center Co. Ltd. (e)	3,031	3,350,027
Certo Corp.	84,050	1,794,974
Gakujo Co. Ltd. (d)	9,300	39,304
Intelligence Ltd. (d)	2,225	4,067,801
Nihonwasou Holdings, Inc.	849	287,732
TFP Consulting Group Co. Ltd. (d)	1,217	2,441,317
		16,020,689
Construction & Engineering - 0.4%
Kandenko Co. Ltd. (d)	63,000	370,432
Meisei Industrial Co. Ltd. (d)	725,000	3,255,431
		3,625,863
Electrical Equipment - 3.3%
Aichi Electric Co. Ltd.	25,000	69,242
Daihen Corp.	686,000	3,855,113
Endo Lighting Corp.	263,600	1,535,242
FCM Co. Ltd.	27,600	1,065,543
Iwabuchi Corp.	121,000	685,907
Nippon Carbon Co. Ltd. (d)	1,334,000	8,282,789
NPC, Inc.	24,000	2,238,636
Sec Carbon Ltd. (d)	30,000	541,333
Sumitomo Wiring Systems Ltd.	338,000	8,548,505
Terasaki Electric Co. Ltd.	88,000	1,797,662
		28,619,972
Machinery - 12.8%
Harmonic Drive Systems, Inc. (d)	387	1,875,081
Hitachi Construction Machinery Co. Ltd.	659,200	26,146,748
Japan Steel Works Ltd.	305,000	4,854,598
Makino Milling Machine Co. Ltd.	283,000	3,771,541
Mori Seiki Co. Ltd.	187,600	6,119,035
Nabtesco Corp.	277,000	4,142,817
NGK Insulators Ltd.	684,000	20,905,078
NSK Ltd.	651,000	6,236,743
NTN Corp.	1,239,000	10,222,546
Obara Corp.	75	1,437
Okuma Corp.	225,000	3,658,893
Produce Co. Ltd. (a)(d)	842	2,375,125
Shima Seiki Manufacturing Ltd.	119,700	5,190,608
Sintokogio Ltd.	94,700	1,367,990
Sumitomo Heavy Industries Ltd.	521,000	6,375,901
Taiho Kogyo Co. Ltd.	390,000	5,523,203
TCM Corp.	821,000	2,961,932
		111,729,276
Marine - 3.6%
Daiichi Chuo Kisen Kaisha (d)	237,000	1,713,005
Iino Kaiun Kaisha Ltd. (d)	431,800	5,545,631
Kawasaki Kinkai Kisen Kaisha Ltd.	17,000	126,762
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - continued
Kawasaki Kisen Kaisha Ltd.	1,026,000	$ 14,043,535
Mitsui O.S.K. Lines Ltd.	657,000	10,256,858
		31,685,791
Road & Rail - 0.5%
Hamakyorex Co. Ltd.	172,600	3,973,663
Trading Companies & Distributors - 5.2%
Itochu Corp.	1,283,000	16,094,589
JFE Shoji Holdings, Inc.	613,000	4,579,279
Marubeni Corp.	1,721,000	16,502,202
Meiji Electric Industries Co. Ltd.	62,800	733,952
Sojitz Corp.	1,605,000	8,014,094
		45,924,116
Transportation Infrastructure - 0.2%
The Sumitomo Warehouse Co. Ltd. (d)	276,000	1,700,756
TOTAL INDUSTRIALS		265,856,106
INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 0.9%
Epson Toyocom Corp.	419,000	3,283,854
Mitsui Knowledge Industry Co. Ltd. (d)	16,140	4,641,581
		7,925,435
Computers & Peripherals - 0.1%
Mitsumi Electric Co. Ltd.	15,000	584,640
Electronic Equipment & Instruments - 11.5%
A&D Co. Ltd. (d)	267,500	4,223,936
Canon Electronics, Inc.	205,400	5,933,910
Excel Co. Ltd.	82,800	1,350,190
Hamamatsu Photonics KK (d)	365,600	11,506,687
Ibiden Co. Ltd.	236,600	17,346,408
Meiko Electronics Co. Ltd. (d)	430,300	14,422,629
Murata Manufacturing Co. Ltd.	202,600	15,136,897
Nagano Keiki Co. Ltd. (d)	247,620	5,458,964
Nippon Electric Glass Co. Ltd.	449,000	7,000,664
Optoelectronics Co. Ltd.	70,900	610,508
Seikoh Giken Co. Ltd.	3,200	60,178
Shibaura Electronics Co. Ltd. (d)	60,700	1,595,611
Shizuki Electric Co., Inc.	298,000	1,151,114
Star Micronics Co. Ltd.	298,700	8,768,121
Sunx Ltd. (d)	953,100	6,317,113
		100,882,930
IT Services - 2.7%
Bit-isle, Inc. (d)	1,364	953,384
CAC Corp. (d)	558,000	4,485,079

	Shares	Value
Hitachi Systems & Services Ltd.	37,200	$ 759,125
INTEC Holdings Ltd.	442,600	6,751,718
Otsuka Corp. (d)	112,000	10,536,825
		23,486,131
Semiconductors & Semiconductor Equipment - 1.7%
Axell Corp. (d)	634	1,644,568
Disco Corp.	41,200	2,245,534
Elpida Memory, Inc. (a)(d)	10,300	454,870
Micronics Japan Co. Ltd.	281,000	9,746,523
United Technology Holdings Co. Ltd.	693	930,123
		15,021,618
Software - 1.1%
Alpha Systems, Inc. (d)	110,800	2,904,505
AQ Interactive, Inc. (d)	606	2,469,138
Atlus Co. Ltd. (a)	64,700	327,502
Celsys, Inc.	218	324,616
Cybernet Systems Co. Ltd. (d)	1,693	990,960
KOEI Co. Ltd. (d)	163,200	2,645,026
		9,661,747
TOTAL INFORMATION TECHNOLOGY		157,562,501
MATERIALS - 9.4%
Chemicals - 6.6%
Adeka Corp.	165,100	1,673,805
Air Water, Inc.	315,000	3,744,946
C. Uyemura & Co. Ltd.	324,600	19,871,545
Chugoku Marine Paints Ltd. (d)	162,000	2,126,306
Lintec Corp.	243,200	4,789,485
Sakai Chemical Industry Co. Ltd.	529,000	4,108,401
Soken Chemical & Engineer Co. Ltd. (d)	41,100	1,103,153
Taiyo Kagaku Co. Ltd.	298,000	2,253,242
Tohcello Co. Ltd. (d)	559,000	5,692,393
Tokai Carbon Co. Ltd. (d)	1,149,000	12,570,337
		57,933,613
Containers & Packaging - 0.2%
Fuji Seal International, Inc. (d)	81,900	1,746,347
Metals & Mining - 2.6%
Chuo Denki Kogyo Co. Ltd.	191,000	1,913,952
Hitachi Metals Ltd.	219,000	2,649,938
Nippon Denko Co. Ltd. (d)	1,558,000	10,129,378
Pacific Metals Co. Ltd. (d)	240,000	4,155,217
Toho Zinc Co. Ltd.	52,000	495,597
Toyo Kohan Co. Ltd.	372,000	1,968,206
Yamato Kogyo Co. Ltd.	26,400	1,254,152
		22,566,440
TOTAL MATERIALS		82,246,400
TOTAL COMMON STOCKS (Cost $693,544,941)		854,653,157
Money Market Funds - 15.0%
	Shares	Value
Fidelity Cash Central Fund, 5.38% (b)	20,017,013	$ 20,017,013
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	110,924,935	110,924,935
TOTAL MONEY MARKET FUNDS (Cost $130,941,948)		130,941,948
TOTAL INVESTMENT PORTFOLIO - 112.7% (Cost $824,486,889)	985,595,105
NET OTHER ASSETS - (12.7)%	(110,773,957)
NET ASSETS - 100%	$ 874,821,148
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 703,201
Fidelity Securities Lending Cash Central Fund	1,102,076
Total	$ 1,805,277
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Career Design Center Co. Ltd.	$ 9,006,840	$ -	$ 647,558	$ 15,766	$ 3,350,027
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $824,926,008. Net unrealized appreciation aggregated $160,669,097, of which $212,213,514 related to appreciated investment securities and $51,544,417 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Latin America Fund

July 31, 2007

1.804841.103

LAF-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Argentina - 0.1%
Banco Patagonia SA unit	233,800	$ 6,077,658
Bahamas (Nassau) - 0.1%
Ultrapetrol (Bahamas) Ltd.	279,300	6,563,550
Bermuda - 1.2%
Credicorp Ltd. (NY Shares)	348,400	22,416,056
Dufry South America Ltd. unit	1,462,869	38,974,644
TOTAL BERMUDA		61,390,700
Brazil - 60.2%
Acucar Guarani SA	1,418,500	9,899,838
AES Tiete SA (PN) (non-vtg.)	486,700,000	17,954,844
All America Latina Logistica SA unit	3,387,900	46,389,884
Banco ABC Brasil SA unit	192,419	9,262,500
Banco Bradesco SA:
(PN)	2,666,808	69,592,904
(PN) sponsored ADR (d)	6,824,200	177,702,168
Banco Daycoval SA (PN)	1,443,900	14,092,623
Banco do Estado do Rio Grande do Sul SA unit	535,461	10,401,164
Banco Indusval SA (e)	560,088	5,201,964
Banco Itau Holding Financeira SA:
(PN) (non-vtg.)	2,960,740	135,151,920
sponsored ADR (non-vtg.)	2,217,700	101,437,598
Brasil Telecom Participacoes SA sponsored ADR	767,100	50,743,665
Companhia Brasileira (a)(e)	19,000	10,789,725
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR	570,200	21,200,036
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	1,731,026	118,575,281
sponsored ADR	74,145	5,193,857
Companhia de Saneamento de Minas Gerais	1,552,100	23,888,600
Companhia de Saneamento de Minas Gerais rights 8/28/07 (a)	15,210	0
Companhia Providencia Industria e Comercio	1,539,000	12,243,716
Companhia Siderurgica Nacional SA (CSN) sponsored ADR (d)	537,000	30,963,420
Companhia Vale do Rio Doce:
(PN-A)	929,800	39,107,658
(PN-A) sponsored ADR	8,457,800	358,018,674
sponsored ADR (d)	5,463,000	267,741,630
Duratex SA (PN)	2,222,400	65,107,993
Eletropaulo Metropolitana SA (PN-B)	372,070,000	24,266,894
Empresa Nacional de Comercio Redito e Participacoes SA (PN) (a)	11,465,310	113,181
Gafisa SA (a)	1,804,400	28,633,669
Gafisa SA ADR (a)(d)	178,000	5,598,100

	Shares	Value
Gol Linhas Aereas Inteligentes SA sponsored ADR (d)	295,200	$ 7,356,384
GVT Holding SA	2,277,500	44,046,333
Inpar SA	1,299,400	14,344,295
JBS SA	4,754,000	20,891,158
JBS SA (receipts)	1,271,834	5,588,996
Klabin Segall SA	943,300	10,162,929
Localiza Rent a Car SA	3,276,900	33,652,486
Lojas Renner SA	682,100	12,778,967
LPS Brasil Consultoria de Imoveis SA	514,600	7,920,284
Medial Saude SA	2,099,200	34,203,078
MRV Engenharia e Participacoes SA	480,700	7,883,255
Multiplan Empreendimentos Imobiliarios SA	1,468,400	19,132,374
Petroleo Brasileiro SA Petrobras:
(ON)	198,700	6,460,228
(PN) (non-vtg.)	3,416,480	96,010,305
(PN) sponsored ADR (non-vtg.)	4,655,400	260,004,090
sponsored ADR (d)	4,169,060	270,571,994
Profarma Distribuidora de Produtos Farmaceuticos SA	796,000	15,102,961
Redecard SA	290,600	4,952,322
Sao Carlos Empreen E Part SA	1,055,600	12,381,255
Submarino SA	1,202,300	50,671,183
TAM SA:
(PN) (ltd.-vtg.)	1,239,500	33,549,782
(PN) sponsored ADR (ltd. vtg.) (d)	554,100	15,016,110
Tegma Gestao Logistica	1,991,700	32,980,066
Terna Participacoes SA unit	1,248,500	19,540,529
TIM Participacoes SA	1,833,200	6,324,063
TIM Participacoes SA sponsored ADR (non-vtg.) (d)	360,000	12,445,200
Totvs SA	1,128,700	35,043,493
Tractebel Energia SA	1,875,300	22,622,635
Uniao de Bancos Brasileiros SA (Unibanco):
unit	431,200	5,018,690
GDR	1,294,600	151,002,144
Usinas Siderurgicas de Minas Gerais SA	266,800	18,972,791
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A) (non-vtg.)	1,740,100	107,128,543
Votorantim Celulose e Papel SA:
(PN) (non-vtg.)	96,565	2,306,244
sponsored ADR (non-vtg.) (d)	2,818,150	66,987,426
TOTAL BRAZIL		3,122,326,099
Chile - 5.6%
CAP SA	3,761,469	91,449,399
Empresa Nacional de Electricidad SA sponsored ADR	419,900	18,412,615
Enersis SA sponsored ADR	736,300	13,047,236
Inversiones Aguas Metropolitanas SA ADR (e)	1,443,000	34,700,616
Lan Airlines SA sponsored ADR (d)	1,294,800	103,674,636
Common Stocks - continued
	Shares	Value
Chile - continued
Masisa SA	67,066,715	$ 18,388,537
Vina Concha y Toro SA sponsored ADR	217,750	10,560,875
TOTAL CHILE		290,233,914
Colombia - 1.2%
Almacenes Exito SA unit (e)	2,946,800	23,500,884
BanColombia SA sponsored ADR	1,125,300	40,049,427
TOTAL COLOMBIA		63,550,311
Luxembourg - 1.0%
Tenaris SA sponsored ADR	502,700	24,215,059
Ternium SA sponsored ADR	807,800	24,936,786
TOTAL LUXEMBOURG		49,151,845
Mexico - 27.4%
Alsea SAB de CV	18,021,400	30,718,016
America Movil SAB de CV Series L sponsored ADR	9,585,000	573,949,801
Axtel SAB de CV unit (a)	6,390,929	46,565,184
Banco Compartamos SA de CV	5,221,600	28,964,250
Cemex SA de CV sponsored ADR	5,849,818	189,183,114
Corporacion Geo SA de CV Series B (a)	11,555,700	63,363,009
Fomento Economico Mexicano SA de CV sponsored ADR	3,118,995	115,465,195
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	679,600	33,042,152
Grupo Aeroportuario Norte Sab de CV ADR	86,800	2,317,560
Grupo Televisa SA de CV	1,507,400	7,625,872
Grupo Televisa SA de CV (CPO) sponsored ADR	4,864,700	122,833,675
Industrias Penoles SA de CV	2,305,800	30,241,514
Telefonos de Mexico SA de CV Series L sponsored ADR	1,605,500	54,859,935
Urbi, Desarrollos Urbanos, SA de CV (a)	10,502,300	44,390,327
Wal-Mart de Mexico SA de CV Series V	20,373,416	74,073,344
TOTAL MEXICO		1,417,592,948
Panama - 1.0%
Copa Holdings SA Class A	523,600	28,750,876
Intergroup Financial Services Corp.	917,903	16,063,303
Intergroup Financial Services Corp. (e)	249,320	4,363,100
TOTAL PANAMA		49,177,279
United Kingdom - 0.3%
GOL Linhas Aereas Inteligentes SA warrants (Deutsche Bank Warrant Program) 9/6/07 (a)(e)	150,436	3,748,865
SABMiller PLC	507,800	13,131,567
TOTAL UNITED KINGDOM		16,880,432

	Shares	Value
United States of America - 0.9%
Pricesmart, Inc.	201,290	$ 4,551,167
Southern Copper Corp. (d)	389,242	43,871,466
TOTAL UNITED STATES OF AMERICA		48,422,633
TOTAL COMMON STOCKS (Cost $3,077,482,255)		5,131,367,369
Nonconvertible Preferred Stocks - 0.4%

Brazil - 0.4%
Brasil Telecom Participacoes SA (PN)	379,300	4,984,327
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	346,940,000	13,255,605
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $17,832,884)		18,239,932
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 5.38% (b)	10,633,946	10,633,946
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	183,095,775	183,095,775
TOTAL MONEY MARKET FUNDS (Cost $193,729,721)		193,729,721
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.09%, dated 7/31/07 due 8/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $2,177,000)	$ 2,177,308	2,177,000
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $3,291,221,860)	5,345,514,022
NET OTHER ASSETS - (3.1)%	(162,823,889)
NET ASSETS - 100%	$ 5,182,690,133
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $82,305,154 or 1.6% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,177,000 due 8/01/07 at 5.09%
Banc of America Securities LLC	$ 390,847
Merrill Lynch Government Securities, Inc.	1,786,153
$ 2,177,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,846,614
Fidelity Securities Lending Cash Central Fund	599,802
Total	$ 4,446,416
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $3,305,764,033. Net unrealized appreciation aggregated $2,039,749,989, of which $2,084,580,370 related to appreciated investment securities and $44,830,381 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Nordic Fund

July 31, 2007

1.804855.103

NOR-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Denmark - 9.1%
Coloplast AS Series B (d)	66,950	$ 5,601,892
FLS Industries	76,250	6,828,756
Novo Nordisk AS Series B	296,795	31,383,198
Novozymes AS Series B	49,900	5,946,321
Rockwool International AS Series B	31,600	10,337,983
Vestas Wind Systems AS (a)	227,000	15,361,954
TOTAL DENMARK		75,460,104
Finland - 14.5%
Metso Corp.	266,000	17,107,112
Nokia Corp.	3,052,400	87,421,075
Nokian Tyres Ltd.	497,610	16,600,455
TOTAL FINLAND		121,128,642
Iceland - 0.2%
Ossur hf (a)	689,370	1,239,570
Norway - 21.2%
Aker ASA (A Shares)	57,140	3,803,582
Aker Kvaerner ASA	155,000	4,041,998
Awilco Offshore ASA (a)(d)	294,500	3,632,746
Farstad Shipping ASA	117,400	3,212,548
Havila Shipping ASA	187,400	3,424,051
Kongsberg Gruppen ASA	1,300	50,628
Norsk Hydro ASA	853,800	32,939,604
Northern Logistic Property ASA	303,200	2,600,878
Norwegian Air Shuttle AS (a)(d)	435,071	8,956,993
Norwegian Property ASA	248,900	2,999,798
Orkla ASA (A Shares)	1,214,750	23,237,137
Otrum Electronics ASA (a)	92,500	217,412
Renewable Energy Corp. AS	103,600	4,141,298
Schibsted ASA (B Shares)	78,500	3,474,643
Solstad Offshore ASA	126,200	3,464,178
Statoil ASA	775,900	23,161,989
Storebrand ASA (A Shares)	1,130,900	17,228,919
TANDBERG ASA	242,100	5,586,476
Telenor ASA	810,200	14,893,791
Yara International ASA	596,800	16,151,729
TOTAL NORWAY		177,220,398
Sweden - 52.7%
AB Volvo (B Shares)	735,100	13,691,553
ABB Ltd. (Sweden)	1,237,500	30,487,081
Alfa Laval AB	121,900	7,788,241
Assa Abloy AB (B Shares)	426,002	9,325,373
Atlas Copco AB (B Shares)	188,600	3,078,909
Elekta AB (B Shares)	1,539,900	25,710,326
H&M Hennes & Mauritz AB (B Shares)	319,540	18,566,051
Hexagon AB (B Shares)	1,160,975	23,174,357
HQ AB	137,500	5,224,025
Investment AB Kinnevik	616,600	11,827,600
LBI International AB (a)	37,800	286,104
Mekonomen AB	111,057	2,060,243

	Shares	Value
Modern Times Group MTG AB (B Shares)	211,550	$ 13,092,170
NeoNet AB	864,000	4,218,637
Nordea Bank AB	2,731,500	44,510,871
Orexo AB (a)(d)	107,800	1,827,837
Ratos AB (B Shares) (d)	76,200	2,403,126
RNB Retail & Brands AB (d)	1,204,250	14,655,244
Sandvik AB	1,732,700	35,615,225
Scania AB (B Shares)	1,261,200	30,509,431
Skandinaviska Enskilda Banken AB (A Shares)	723,000	25,108,265
Skanska AB (B Shares)	658,400	14,339,384
SKF AB (B Shares)	722,300	15,329,084
SSAB Svenskt Stal AB:
rights 8/23/07 (a)	285,200	978,800
(A Shares)	285,200	10,475,802
Svenska Handelsbanken AB (A Shares)	275,916	8,005,458
Swedbank AB (A Shares)	370,400	13,660,290
Swedish Match Co.	151,000	2,969,309
TELE2 AB (B Shares)	475,500	8,380,051
Telefonaktiebolaget LM Ericsson (B Shares)	7,488,000	28,012,608
TeliaSonera AB	1,928,000	14,807,438
TOTAL SWEDEN		440,118,893
TOTAL COMMON STOCKS (Cost $642,024,983)		815,167,607
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 5.38% (b)	3,616,452	3,616,452
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	8,179,173	8,179,173
TOTAL MONEY MARKET FUNDS (Cost $11,795,625)		11,795,625
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $653,820,608)	826,963,232
NET OTHER ASSETS - 0.9%	7,697,596
NET ASSETS - 100%	$ 834,660,828
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 542,155
Fidelity Securities Lending Cash Central Fund	959,507
Total	$ 1,501,662
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $654,641,050. Net unrealized appreciation aggregated $172,322,182, of which $184,540,733 related to appreciated investment securities and $12,218,551 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Overseas Fund

July 31, 2007

1.804876.103

OVE-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Australia - 4.2%
Babcock & Brown Ltd.	1,251,600	$ 30,066,071
Computershare Ltd.	10,269,163	87,421,164
CSL Ltd.	1,231,300	93,330,991
Macquarie Bank Ltd. (d)	1,169,700	82,232,688
National Australia Bank Ltd.	2,473,000	80,838,596
TOTAL AUSTRALIA		373,889,510
Austria - 0.8%
Raiffeisen International Bank Holding AG (d)	441,200	67,712,788
Brazil - 1.7%
Banco Nossa Caixa SA	578,000	9,801,030
Petroleo Brasileiro SA Petrobras sponsored ADR	974,200	63,225,580
Vivo Participacoes SA (PN) sponsored ADR (d)	17,582,400	78,944,976
TOTAL BRAZIL		151,971,586
Canada - 1.1%
Aber Diamond Corp.	2,328,300	86,784,670
Cameco Corp.	259,600	10,537,808
TOTAL CANADA		97,322,478
Cayman Islands - 1.1%
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	2,373,400	95,719,222
China - 0.6%
Global Bio-Chem Technology Group Co. Ltd.	114,978,000	55,582,538
Denmark - 1.7%
DSV de Sammensluttede Vognmaend AS (d)	3,628,600	82,409,794
Vestas Wind Systems AS (a)	1,049,900	71,050,728
TOTAL DENMARK		153,460,522
Finland - 0.8%
Neste Oil Oyj (d)	1,926,322	69,587,303
France - 15.3%
Alcatel-Lucent SA sponsored ADR	4,290,000	49,764,000
Alstom SA	724,100	132,572,014
AXA SA	1,309,060	51,262,987
Cap Gemini SA	633,900	42,242,237
Carrefour SA	698,700	50,050,062
Electricite de France	982,900	100,629,249
Pernod Ricard SA	2,094,442	443,817,877
Pinault Printemps-Redoute SA	584,600	102,815,955
Societe Generale Series A	258,710	45,015,540
Sodexho Alliance SA ADR	1,301,800	86,569,700

	Shares	Value
Veolia Environnement	2,782,337	$ 207,454,917
Vinci SA	616,600	44,784,902
TOTAL FRANCE		1,356,979,440
Germany - 8.1%
Bayer AG	1,148,400	81,272,582
DaimlerChrysler AG	1,416,600	128,556,450
E.ON AG	483,891	75,966,341
Hochtief AG	830,400	84,550,434
K&S AG	268,700	40,080,322
Linde AG	1,068,800	127,032,096
MLP AG	2,006,200	35,961,907
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	383,376	66,539,319
Siemens AG (Reg.)	585,000	74,078,836
TOTAL GERMANY		714,038,287
Hong Kong - 4.2%
China Unicom Ltd. sponsored ADR (d)	16,899,500	299,121,150
Shanghai Industrial Holdings Ltd. (H Shares)	16,352,000	70,707,722
TOTAL HONG KONG		369,828,872
India - 3.0%
Allahabad Bank	10,885,323	26,179,215
Bank of Baroda	5,033,901	45,654,563
Gammon India Ltd.	2,169,930	23,815,778
Satyam Computer Services Ltd.	8,459,009	101,133,460
State Bank of India	1,493,012	72,087,357
TOTAL INDIA		268,870,373
Italy - 2.2%
Impregilo SpA (a)	6,876,600	55,234,326
Safilo Group SpA	6,000,000	32,544,836
Unicredito Italiano SpA	12,352,000	106,025,362
TOTAL ITALY		193,804,524
Japan - 10.6%
Canon, Inc.	687,900	36,513,733
Citizen Holdings Co. Ltd. (d)	12,719,600	117,603,621
Honda Motor Co. Ltd. sponsored ADR	2,770,600	99,797,012
Konica Minolta Holdings, Inc.	3,024,000	44,709,271
Kubota Corp.	6,803,000	56,489,082
Kurita Water Industries Ltd.	1,590,500	50,424,743
Mitsubishi Estate Co. Ltd.	2,734,000	69,552,616
Mitsui Fudosan Co. Ltd.	2,192,000	57,232,213
Mizuho Financial Group, Inc.	6,685	47,083,198
Murata Manufacturing Co. Ltd.	419,600	31,349,663
Nintendo Co. Ltd.	236,800	116,032,003
Nomura Holdings, Inc.	4,262,300	80,855,833
Omron Corp.	1,864,700	49,418,919
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Mitsui Financial Group, Inc.	4,206	$ 38,010,648
Tokuyama Corp.	3,158,000	45,865,650
TOTAL JAPAN		940,938,205
Luxembourg - 0.9%
Acergy SA sponsored ADR	2,948,500	78,135,250
Netherlands - 3.3%
Arcelor Mittal (NY Shares) Class A (d)	2,685,300	163,857,006
ING Groep NV (Certificaten Van Aandelen)	1,473,114	62,136,188
Koninklijke Ahold NV sponsored ADR (a)	5,011,200	63,441,792
TOTAL NETHERLANDS		289,434,986
Netherlands Antilles - 2.0%
Schlumberger Ltd. (NY Shares)	1,834,200	173,735,424
Norway - 4.0%
Aker Kvaerner ASA	13,562,800	353,682,680
Russia - 0.8%
JSC MMC 'Norilsk Nickel' sponsored ADR	320,400	75,614,400
South Africa - 0.9%
Impala Platinum Holdings Ltd.	2,691,890	79,007,254
Spain - 2.6%
Banco Bilbao Vizcaya Argentaria SA	2,778,600	67,853,674
Banco Santander Central Hispano SA	4,404,400	83,892,509
Telefonica SA sponsored ADR (d)	1,098,900	77,175,747
TOTAL SPAIN		228,921,930
Sweden - 1.2%
OMX AB	3,454,500	106,125,095
Switzerland - 8.0%
Actelion Ltd. (Reg.) (a)	2,132,655	114,842,096
Compagnie Financiere Richemont unit	1,755,710	111,494,526
Credit Suisse Group (Reg.)	2,593,222	167,366,548
EFG International	474,075	22,372,079
Nestle SA (Reg.)	298,349	115,162,962
Roche Holding AG (participation certificate)	563,817	100,473,456
UBS AG (NY Shares)	1,320,600	72,725,442
TOTAL SWITZERLAND		704,437,109
Turkey - 1.2%
Turkiye Garanti Bankasi AS	6,060,000	42,466,713
Yapi ve Kredi Bankasi AS	21,368,532	64,556,493
TOTAL TURKEY		107,023,206
United Kingdom - 9.7%
3i Group plc	2,330,530	51,035,093
British Land Co. PLC	1,297,900	32,772,367
HSBC Holdings PLC sponsored ADR (d)	1,178,300	109,770,428
Land Securities Group PLC	1,778,500	61,129,336
Marks & Spencer Group PLC	6,158,400	79,064,298

	Shares	Value
Rolls-Royce Group PLC	20,251,785	$ 209,811,328
Standard Chartered PLC (United Kingdom)	957,900	31,562,142
The Weir Group PLC	4,760,800	71,662,770
Vodafone Group PLC sponsored ADR	2,682,900	81,426,015
Xstrata PLC	1,994,800	129,590,530
TOTAL UNITED KINGDOM		857,824,307
United States of America - 6.8%
AES Corp. (a)	11,738,800	230,667,420
Fluor Corp.	1,649,600	190,545,296
Starwood Hotels & Resorts Worldwide, Inc.	1,192,500	75,079,800
Titanium Metals Corp. (a)	1,735,100	57,987,042
Zale Corp. (a)	2,171,400	46,098,822
TOTAL UNITED STATES OF AMERICA		600,378,380
TOTAL COMMON STOCKS (Cost $7,045,463,210)		8,564,025,669
Nonconvertible Preferred Stocks - 0.6%

Germany - 0.6%
Porsche AG	27,800	50,910,627
United Kingdom - 0.0%
Rolls-Royce Group PLC B Shares	4,436	9
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $36,488,078)		50,910,636
Money Market Funds - 6.2%

Fidelity Cash Central Fund, 5.38% (b)	243,354,793	243,354,793
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	309,232,725	309,232,725
TOTAL MONEY MARKET FUNDS (Cost $552,587,518)		552,587,518
Cash Equivalents - 0.2%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.09%, dated 7/31/07 due 8/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $15,477,000)	$ 15,479,188	15,477,000
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $7,650,015,806)	9,183,000,823
NET OTHER ASSETS - (3.8)%	(335,781,930)
NET ASSETS - 100%	$ 8,847,218,893
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$15,477,000 due 8/01/07 at 5.09%
Banc of America Securities LLC	$ 2,778,661
Merrill Lynch Government Securities, Inc.	12,698,339
$ 15,477,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,984,097
Fidelity Securities Lending Cash Central Fund	6,806,809
Total	$ 19,790,906
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $7,653,034,039. Net unrealized appreciation aggregated $1,529,966,784, of which $1,700,161,625 related to appreciated investment securities and $170,194,841 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Pacific Basin Fund

July 31, 2007

1.804825.103

PAF-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Australia - 12.9%
Ausenco Ltd.	503,500	$ 4,170,439
Austal Ltd.	1,303,300	4,087,034
Babcock & Brown Ltd.	297,034	7,135,383
BHP Billiton Ltd.	731,400	23,324,307
Billabong International Ltd.	328,242	4,536,919
Brambles Ltd. (a)	515,300	4,865,371
Cochlear Ltd.	90,669	4,774,890
Computershare Ltd.	889,838	7,575,172
CSL Ltd.	150,124	11,379,210
CSR Ltd.	1,168,077	3,334,512
Gunns Ltd. (d)	1,531,057	4,422,900
HFA Holdings Ltd.	1,707,074	4,058,566
Incitec Pivot Ltd.	63,700	4,141,170
Iress Market Technology Ltd.	529,300	3,883,480
Macquarie Airports unit	1,319,965	4,915,412
Macquarie Bank Ltd.	81,072	5,699,554
Macquarie Infrastructure Group unit	1,160,797	3,234,596
National Australia Bank Ltd.	386,114	12,621,477
QBE Insurance Group Ltd.	289,651	7,397,378
Reverse Corp. Ltd.	533,839	2,547,501
Seek Ltd.	869,422	6,245,601
United Group Ltd.	679,593	10,771,542
United Group Ltd. (e)	17,100	271,035
WildHorse Energy Ltd. (d)	464,759	1,425,760
WorleyParsons Ltd.	277,317	8,011,102
Wotif.com Holdings Ltd.	728,300	3,649,251
TOTAL AUSTRALIA		158,479,562
Bermuda - 3.8%
Asia Media Co. Ltd.	563,000	8,193,239
DVN Holdings Ltd. (a)	10,409,000	2,743,227
Huabao International Holdings Ltd.	2,940,000	2,767,699
Mingyuan Medicare Development Co. Ltd.	30,320,000	6,081,337
Noble Group Ltd.	4,095,000	4,592,018
Peace Mark Holdings Ltd.	4,901,750	7,625,690
Ports Design Ltd.	1,451,500	3,473,428
Proactive Technology Holdings Ltd. (a)	698,000	1,371,717
Qualipak International Holdings Ltd.	1,137,000	1,378,023
Sinofert Holdings Ltd.	5,452,600	3,761,071
Symphony Holdings Ltd.	20,738,000	3,089,040
VODone Ltd. (a)	4,444,000	1,892,055
TOTAL BERMUDA		46,968,544
Cayman Islands - 3.9%
China Medical Technologies, Inc. sponsored ADR (a)(d)	55,200	1,806,144
Ctrip.com International Ltd. sponsored ADR	95,810	3,693,476
EganaGoldpfeil Holdings Ltd.	4,306,000	1,510,054
Hembly International Holdings Ltd.	2,282,000	1,805,992
Himax Technologies, Inc. sponsored ADR (a)	366,093	1,870,735

	Shares	Value
Hop Fung Group Holdings Ltd.	776,000	$ 375,794
Kingboard Chemical Holdings Ltd.	911,900	5,019,470
Kingdee International Software Group Co. Ltd.	2,468,232	2,434,882
Lee & Man Paper Manufacturing Ltd.	1,128,000	4,807,710
Modern Beauty Salon Holdings Ltd.	2,292,000	1,176,229
Neo-Neon Holdings Ltd.	1,686,000	3,444,756
New Oriental Education & Technology Group, Inc. sponsored ADR	108,100	5,596,337
Perfect World Co. Ltd. sponsored ADR Class B	7,400	178,340
Qin Jia Yuan Media Services Co. Ltd.	5,970,368	3,808,421
Samson Holding Ltd.	5,569,000	2,492,673
SinoCom Software Group Ltd.	19,394,000	3,680,873
The9 Ltd. sponsored ADR (a)(d)	75,071	3,678,479
TOTAL CAYMAN ISLANDS		47,380,365
China - 5.3%
AMVIG Holdings Ltd.	4,392,000	5,910,539
Anhui Conch Cement Co. Ltd. (H Shares)	204,000	1,297,490
Baidu.com, Inc. sponsored ADR (a)	19,396	3,917,604
BYD Co. Ltd. (H Shares)	245,500	1,767,327
Century Sunshine Ecological Technology Holdings Ltd.	2,220,000	322,986
China Oilfield Services Ltd. (H Shares)	2,650,000	3,819,151
China Resources Land Ltd.	1,106,000	2,009,564
China Shenhua Energy Co. Ltd. (H Shares)	1,213,000	4,761,389
China Shipping Development Co. Ltd. (H Shares)	2,358,000	6,096,298
China Sun Bio-chem Technology Group Co. Ltd.	3,429,000	1,549,383
Chitaly Holdings Ltd.	8,165,308	2,968,641
Global Bio-Chem Technology Group Co. Ltd.	6,288,000	3,039,738
Jiangsu Expressway Co. Ltd. (H Shares)	4,840,013	4,830,192
Li Ning Co. Ltd.	2,142,000	5,076,434
Minth Group Ltd.	1,052,000	1,695,560
Pine Agritech Ltd.	1,222,000	399,004
Sina Corp. (a)	88,149	3,792,170
Tencent Holdings Ltd.	648,000	2,954,672
Weichai Power Co. Ltd. (H Shares)	692,000	4,777,885
Yantai Changyu Pioneer Wine Co. (B Shares)	669,000	3,697,101
TOTAL CHINA		64,683,128
Hong Kong - 7.9%
Bank of East Asia Ltd.	759,228	4,533,591
Cafe de Coral Holdings Ltd.	1,434,789	2,722,854
Chaoda Modern Agriculture (Holdings) Ltd.	5,380,000	4,003,824
China Overseas Land & Investment Ltd.	1,750	3,707
China Resources Enterprise Ltd.	1,102,000	4,362,658
China State Construction International Holdings Ltd.	9,128,907	15,145,887
China Unicom Ltd.	2,888,000	5,111,760
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Esprit Holdings Ltd.	487,500	$ 6,514,839
Far East Consortium International Ltd.	6,041,000	2,904,839
Golden Meditech Co. Ltd. (a)	7,660,000	3,875,591
Hang Lung Properties Ltd.	2,950,000	10,851,104
IPE Group Ltd.	18,870,000	3,005,283
Li & Fung Ltd.	1,294,539	4,485,564
PYI Corp. Ltd.	9,444,215	4,126,466
Reck Seng Investments Hk Ltd.	256,000	193,303
REXCAPITAL Financial Holdings Ltd. (a)	43,911,967	6,595,122
Shanghai Industrial Holdings Ltd. (H Shares)	1,450,000	6,269,948
Television Broadcasts Ltd.	435,792	2,972,095
Tian An China Investments Co. Ltd.	4,426,000	4,387,622
Tingyi (Cayman Island) Holding Corp.	3,522,742	4,148,515
Vtech Holdings Ltd.	127,000	1,125,304
TOTAL HONG KONG		97,339,876
India - 3.7%
Bharat Earth Movers Ltd.	1,123	34,907
Educomp Solutions Ltd.	111,989	7,098,024
Financial Technology (India) Ltd.	133,297	8,422,188
Geodesic Information Systems Ltd.	502,422	4,367,909
INFO Edge India Ltd.	115,509	2,470,266
Pantaloon Retail India Ltd.	287,601	4,236,325
Pfizer Ltd.	107,366	2,051,815
Praj Industries Ltd.	124,670	674,688
Reliance Industries Ltd.	67,398	3,175,370
Sasken Communication Technologies Ltd.	126,110	1,186,576
Shopper's Stop Ltd.	125,024	1,753,416
State Bank of India	131,824	6,364,881
Suzlon Energy Ltd.	75,624	2,391,687
Zee Entertainment Enterprises Ltd.	158,498	1,294,722
TOTAL INDIA		45,522,774
Indonesia - 1.4%
PT Astra International Tbk	2,361,000	4,801,389
PT Bakrie & Brothers Tbk (a)	71,685,500	2,371,378
PT Bank Niaga Tbk	29,692,500	3,027,222
PT Perusahaan Gas Negara Tbk Series B	6,514,348	6,535,552
TOTAL INDONESIA		16,735,541
Japan - 27.3%
ABC-Mart, Inc.	152,600	3,793,189
Aeon Fantasy Co. Ltd.	74,500	1,527,437
Aeon Mall Co. Ltd. (d)	126,900	3,795,814
Aida Engineering Ltd.	485,000	3,575,109
ARRK Corp.	199,500	1,765,770
Aruze Corp. (d)	127,700	4,037,798
Asics Corp.	364,000	4,967,215
Asunaro Aoki Construction Co. Ltd.	311,500	2,039,466
Canon Marketing Japan, Inc.	209,500	3,791,325
Canon, Inc.	169,600	9,002,368
Casio Computer Co. Ltd.	186,800	2,846,943

	Shares	Value
Chofu Seisakusho Co. Ltd.	106,400	$ 1,944,294
Daiei, Inc. (a)	130,200	1,177,708
DCM Japan Holdings Co. Ltd. (d)	92,540	813,868
Denso Corp.	160,500	6,045,843
eAccess Ltd. (d)	3,893	2,114,388
Fuji Machine Manufacturing Co. Ltd.	165,300	3,791,724
Fujifilm Holdings Corp.	158,400	6,866,640
Fujitsu Business Systems Ltd.	154,300	2,590,196
Fujitsu Ltd.	1,180,000	7,788,544
H.I.S. Co. Ltd.	150,300	3,864,680
Hamakyorex Co. Ltd.	145,300	3,345,152
Hikari Tsushin, Inc.	98,400	3,912,055
Hitachi Metals Ltd.	283,000	3,424,349
Intelligent Wave, Inc. (d)	5,710	2,335,684
ISE Chemical Corp.	435,000	5,674,431
Japan Airport Terminal Co. Ltd. (d)	157,200	2,745,722
JSR Corp.	223,700	5,611,602
Kato Works Co. Ltd.	675,000	4,355,473
Keihanshin Real Estate Co. Ltd.	108,000	661,442
Kenedix Realty Investment Corp.	280	2,018,171
KK daVinci Advisors (a)	2,928	2,382,640
Kobayashi Pharmaceutical Co. Ltd.	85,500	2,959,269
Konica Minolta Holdings, Inc.	446,000	6,594,026
Kyoritsu Maintenance Co. Ltd. (d)	173,400	3,903,426
Leopalace21 Corp.	134,300	4,245,675
Lintec Corp.	198,100	3,901,303
Micronics Japan Co. Ltd.	79,900	2,771,342
Misawa Homes Holdings, Inc. (a)	132,300	1,599,441
Mitsui & Co. Ltd.	544,000	12,784,293
Mizuho Financial Group, Inc.	2,549	17,952,890
Nabtesco Corp.	306,000	4,576,541
Namco Bandai Holdings, Inc.	302,100	4,733,591
Nintendo Co. Ltd.	30,000	14,700,000
Nippon Electric Glass Co. Ltd.	413,000	6,439,363
Nippon Parkerizing Co. Ltd.	197,000	3,414,242
Nippon Seiki Co. Ltd.	129,000	3,537,105
Nitta Corp.	233,800	5,168,044
Nittoku Engineering Co. Ltd.	291,400	1,988,567
Rakuten, Inc.	8,334	2,550,184
Renown, Inc. (a)(d)	314,200	2,680,131
Risa Partners, Inc. (d)	845	1,984,459
Sankyo Seiko Co. Ltd.	425,800	1,915,352
Seikoh Giken Co. Ltd.	31,800	598,022
SFCG Co. Ltd.	20,530	3,152,274
Shimachu Co. Ltd.	72,900	2,070,041
Shoei Co.	111,870	2,114,255
Sojitz Corp.	1,675,600	8,366,614
Stanley Electric Co. Ltd.	290,600	6,880,269
Sumitomo Corp.	448,200	8,680,266
Sumitomo Metal Industries Ltd.	1,800,000	10,365,405
T&D Holdings, Inc.	92,850	6,072,129
Takeda Pharamaceutical Co. Ltd.	219,800	14,318,059
Telewave, Inc. (d)	5,218	1,626,420
Common Stocks - continued
	Shares	Value
Japan - continued
The Nippon Synthetic Chemical Industry Co. Ltd. (d)	490,000	$ 2,456,302
The Sumitomo Warehouse Co. Ltd. (d)	401,000	2,471,026
Tohcello Co. Ltd.	147,000	1,496,926
Tokyo Tomin Bank Ltd. (d)	80,500	2,791,659
Torishima Pump Manufacturing Co. Ltd. (d)	444,800	6,042,810
Toyoda Gosei Co. Ltd.	160,400	5,091,951
Toyota Motor Corp.	317,700	19,162,076
Valor Co. Ltd.	222,000	2,777,688
Yamaguchi Financial Group, Inc.	285,000	3,581,727
TOTAL JAPAN		335,122,203
Korea (South) - 10.8%
CDNetworks Co. Ltd. (a)	120,643	2,747,015
Cheil Industries, Inc.	76,863	4,444,377
Doosan Heavy Industries & Construction Co. Ltd.	72,462	7,587,725
Duzon Digital Ware Co. Ltd.	111,625	2,275,141
eSang Networks Co. Ltd.	54,991	2,188,192
Hana Tour Service, Inc.	39,061	3,952,218
Hanwha Securities Co. Ltd.	76,430	1,760,180
Hyundai Engineering & Construction Co. Ltd. (a)	63,495	5,503,224
Hyunjin Materials Co. Ltd.	121,419	5,657,526
kiwoom.com Securities Co. Ltd.	19,700	1,778,698
Kookmin Bank	50,680	4,423,526
Korean Reinsurance Co.	356,926	5,333,976
Kyeryong Construction Industrial Co. Ltd.	67,780	4,443,841
LG Household & Health Care Ltd.	51,550	6,832,991
Mobilians Co. Ltd.	144,281	1,185,010
NHN Corp.	62,724	11,453,233
Nice e-Banking Services	69,243	4,615,747
S.M. Entertainment Co. Ltd. (a)	336,955	1,820,223
Samsung Corp.	143,684	9,543,990
Samsung Fire & Marine Insurance Co. Ltd.	34,432	7,067,894
Seoul Semiconductor Co. Ltd.	55,379	3,235,425
SFA Engineering Corp.	152,967	8,014,945
Shinhan Financial Group Co. Ltd.	49,617	3,369,241
SK Chemicals Co. Ltd.	13,368	1,223,839
TK Corp.	254,508	8,865,847
TSM Tech Co. Ltd.	161,065	4,166,105
Woongjin Coway Co. Ltd.	124,340	4,028,992
YBM Sisa.com, Inc.	138,305	2,666,142
Yuhan Corp.	13,309	2,809,808
TOTAL KOREA (SOUTH)		132,995,071
Malaysia - 3.1%
Bumiputra-Commerce Holdings BHD	1,732,900	5,919,299
Gamuda Bhd	3,516,571	7,940,152
IJM Corp. Bhd	1,348,100	3,395,128
IOI Corp. BHD	2,086,900	3,201,786

	Shares	Value
Lafarge Malayan Cement Bhd	765,400	$ 378,878
Lion Diversified Holdings Bhd	1,351,010	3,617,555
MMC Corp. Bhd	1,898,877	4,150,100
Muhibbah Engineering (M) Bhd	756,200	2,167,139
Resorts World Bhd	3,449,700	4,154,220
Zelan Bhd	1,551,400	2,537,389
TOTAL MALAYSIA		37,461,646
New Zealand - 0.2%
Pumpkin Patch Ltd.	810,238	2,155,296
Papua New Guinea - 0.8%
Lihir Gold Ltd. (a)	1,303,811	3,399,790
Oil Search Ltd.	1,926,236	6,352,381
TOTAL PAPUA NEW GUINEA		9,752,171
Philippines - 0.5%
Filinvest Land, Inc.	62,513,000	2,643,722
GMA Networks, Inc. unit	1,996,000	472,621
Vista Land & Lifescapes, Inc.	22,000,000	3,052,863
TOTAL PHILIPPINES		6,169,206
Singapore - 8.7%
Ascott Residence Trust	1,589,000	2,043,898
China Petrotech Holdings Ltd.	8,742,000	2,854,413
Cosco Corp. Singapore Ltd.	3,319,000	11,274,967
CSE Global Ltd.	6,939,500	5,950,759
DBS Group Holdings Ltd.	819,000	12,479,486
Ezra Holdings Ltd.	1,183,000	4,877,144
Gallant Venture Ltd.	3,052,000	2,355,435
Goodpack Ltd.	9,828,000	15,105,040
Goodpack Ltd. warrants 7/16/09 (a)	1,143,125	723,879
Keppel Corp. Ltd.	1,984,000	17,667,546
KS Energy Services Ltd.	858,000	2,207,256
Olam International Ltd.	5,339,000	10,565,303
Parkway Holdings Ltd.	3,827,000	9,845,185
Pertama Holdings Ltd.	10,644,000	3,440,343
Wilmar International Ltd.	2,377,460	5,332,034
TOTAL SINGAPORE		106,722,688
Taiwan - 5.1%
Apex Biotechnology Corp.	440,000	1,282,087
D-Link Corp.	1,922,700	4,793,711
E-Life Mall Corp. Ltd.	1,325,050	2,871,500
Everlight Electronics Co. Ltd.	627,000	2,895,257
Fuhwa Financial Holding Co. Ltd. (a)	3,155,000	2,072,305
Gemtek Technology Corp.	621,000	1,716,745
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,407,885	11,671,941
Johnson Health Tech Co. Ltd.	195,000	945,015
MediaTek, Inc.	411,642	7,440,145
Opto Technology Corp. (a)	4,501,000	4,369,437
Phoenix Precision Technology Corp.	2,667,589	3,423,009
Shin Kong Financial Holdings Co. Ltd. warrants (UBS Warrant Programme) 12/17/07 (a)	4,817,404	5,853,153
Common Stocks - continued
	Shares	Value
Taiwan - continued
Siliconware Precision Industries Co. Ltd.	1,315,450	$ 2,513,905
Taishin Financial Holdings Co. Ltd. (a)	5,952,000	3,201,951
Tsann Kuen Enterprise Co. Ltd.	1,346,000	1,741,525
Wistron Corp.	2,585,981	5,312,418
TOTAL TAIWAN		62,104,104
Thailand - 3.6%
ACL Bank PCL (For. Reg.) (a)	5,636,200	975,640
BEC World PCL (For. Reg.)	4,305,300	3,095,688
Bumrungrad Hospital PCL (For. Reg.)	5,243,700	7,408,986
Central Pattana PCL (For. Reg.)	2,958,071	2,976,015
Italian-Thai Development PCL (a)	9,381,900	2,040,449
Khon Kaen Sugar Industry PCL (For. Reg.)	8,372,100	2,526,865
Minor International PCL (For. Reg.)	13,798,086	6,491,776
Siam Commercial Bank PCL (For. Reg.)	2,275,952	5,522,357
Thai Oil PCL (For. Reg.)	992,000	2,568,427
Thai Stanley Electric PCL	364,390	1,563,443
Ticon Industrial Connection PCL (For. Reg.)	8,032,800	5,157,916
Total Access Communication PCL (a)	3,223,380	4,351,563
True Corp. PCL (For. Reg.) rights 4/30/08 (a)	206,113	0
TOTAL THAILAND		44,679,125
Vietnam - 0.2%
Luks Group (Vietnam Holdings) Co. Ltd.	2,080,000	2,861,059
TOTAL COMMON STOCKS (Cost $902,820,049)		1,217,132,359
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 5.38% (b)	15,582,680	$ 15,582,680
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	24,328,752	24,328,752
TOTAL MONEY MARKET FUNDS (Cost $39,911,432)		39,911,432
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $942,731,481)	1,257,043,791
NET OTHER ASSETS - (2.4)%	(29,558,974)
NET ASSETS - 100%	$ 1,227,484,817
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $271,035 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
United Group Ltd.	7/12/07	$ 251,528
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 255,616
Fidelity Securities Lending Cash Central Fund	405,182
Total	$ 660,798
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $944,941,955. Net unrealized appreciation aggregated $312,101,836, of which $357,133,760 related to appreciated investment securities and $45,031,924 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Southeast Asia Fund

July 31, 2007

1.804844.103

SEA-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Australia - 1.4%
Babcock & Brown Ltd.	380,000	$ 9,128,401
HFA Holdings Ltd.	2,000,000	4,754,997
Macquarie Bank Ltd.	120,000	8,436,285
Seek Ltd.	1,020,000	7,327,297
WorleyParsons Ltd.	867,344	25,055,734
TOTAL AUSTRALIA		54,702,714
Bermuda - 0.7%
China Green (Holdings) Ltd.	6,093,000	5,394,230
Hongguo International Holdings Ltd.	4,000,000	2,770,449
NWS Holdings Ltd.	5,405,117	13,017,674
Ports Design Ltd.	3,497,000	8,368,293
TOTAL BERMUDA		29,550,646
Cayman Islands - 2.4%
Belle International Holdings Ltd.	28,840,000	33,534,027
China Infrastructure Machinery Holdings Ltd.	10,800,000	24,037,513
New World China Land Ltd.	17,720,000	18,643,574
Shimao Property Holdings Ltd.	1,402,000	3,696,674
Tianjin Port Development Holdings Ltd.	15,560,000	12,408,819
Times Ltd.	7,092,000	4,222,831
TOTAL CAYMAN ISLANDS		96,543,438
China - 21.8%
Angang Steel Co. Ltd. (H Shares)	7,360,000	20,303,820
Anhui Conch Cement Co. Ltd. (H Shares)	3,638,000	23,138,574
AviChina Industry & Technology Co. Ltd.	14,000,000	3,034,203
Baidu.com, Inc. sponsored ADR (a)(d)	54,000	10,906,920
Bank of Communications Co. Ltd. (H Shares)	10,200,000	11,087,923
BYD Co. Ltd. (H Shares)	2,560,000	18,429,157
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. (UBS Warrant Programme) 1/15/10 (a)	2,245,755	11,900,886
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. warrants:
(Citigroup Warrant Program) 1/15/10 (a)	480,267	2,545,070
(JPMorgan Warrant Program) 2/13/12 (a)(e)	398,412	2,111,297
China Coal Energy Co. Ltd. (H Shares)	6,600,000	12,217,792
China Construction Bank Corp. (H Shares)	26,000,000	19,279,790
China Cosco Holdings Co. Ltd. (H Shares)	21,360,000	37,620,205
China International Marine Containers Co. Ltd. (B Shares)	2,824,535	6,900,553
China Life Insurance Co. Ltd. (H Shares)	11,762,000	50,717,744
China Mengniu Dairy Co. Ltd.	7,796,000	27,475,024
China Merchants Bank Co. Ltd. (H Shares)	10,856,500	38,855,885

	Shares	Value
China Merchants Bank Co. Ltd. warrants (UBS Warrant Programme) 3/12/10 (a)	4,900,000	$ 19,279,219
China Oilfield Services Ltd. (H Shares)	20,800,000	29,976,730
China Petroleum & Chemical Corp. (H Shares)	49,540,000	52,002,138
China Shipping Container Lines Co. Ltd. (H Shares)	14,187,000	11,732,605
China Shipping Development Co. Ltd. (H Shares)	4,440,000	11,479,034
China Vanke Co. Ltd. (B Shares)	604,400	1,753,843
Dongfang Electrical Machinery Co. Ltd. (H Shares)	2,280,000	14,592,769
Dongfeng Motor Group Co. Ltd. (H Shares)	14,200,000	8,271,252
Focus Media Holding Ltd. ADR (a)(d)	284,000	11,732,040
Guangzhou R&F Properties Co. Ltd. (H Shares)	1,620,000	5,884,896
Guangzhou Shipyard International Co. Ltd. (a)	1,200,000	7,520,424
Harbin Power Equipment Co. Ltd. (H Shares)	13,392,000	22,912,557
Henan Pinggao Electric Co. Ltd. warrants (UBS Warrant Programme) 7/12/10 (a)	1,425,600	4,899,706
Hudong Heavy Machinery Co. Ltd. warrants (UBS Warrant Programme) 6/8/10 (a)	1,195,812	24,658,049
Industrial & Commercial Bank of China	50,240,000	30,622,539
Jinan Diesel Engine Co. Ltd. warrants (UBS Warrant Programme) 6/11/10 (a)	2,560,723	11,085,820
Li Ning Co. Ltd.	12,806,000	30,349,588
Maanshan Iron & Steel Co. Ltd. (H Shares)	16,200,000	14,143,955
Mindray Medical International Ltd. sponsored ADR	210,000	6,510,000
Nine Dragons Paper (Holdings) Ltd.	8,000,000	23,481,184
Offshore Oil Engine Co. Ltd. warrants (UBS Warrant Programme) 7/30/08	594,115	3,273,847
PetroChina Co. Ltd. (H Shares)	40,778,000	60,049,683
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	960,000	8,196,614
Pingdingshan Tianan Coal Mining Co. Ltd. warrants (UBS Warrant Programme) 3/16/10 (a)	5,089,251	16,598,085
Sany Heavy Industry Co. Ltd. warrants (UBS Warrant Programme) 6/28/10 (a)	1,371,187	8,249,020
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	6,200,000	15,397,547
Shanghai International Airport warrants (UBS Warrant Programme) 1/15/10 (a)	1,258,927	6,829,262
Shanghai Pudong Development Bank Co. Ltd. warrants (UBS Warrant Programme) 1/15/10 (a)	1,604,800	8,525,467
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares)	10,000,000	21,370,000
Common Stocks - continued
	Shares	Value
China - continued
Shenzhen Chiwan Wharf Holding Ltd. (B Shares)	1,600,000	$ 4,088,830
Shenzhen Development Bank Co. Ltd. warrants (Goldman Sachs Warrant Program) 7/20/09 (a)	976,255	4,668,345
Shenzhen Expressway Co. Ltd. (H Shares)	2,310,000	2,150,809
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	6,200,000	3,841,781
Tencent Holdings Ltd.	3,072,000	14,007,334
Tsingtao Brewery Co. Ltd. (H Shares)	2,080,000	4,793,555
Weichai Power Co. Ltd. (H Shares)	3,530,000	24,372,738
Yantai Changyu Pioneer Wine Co. (B Shares)	1,911,100	10,561,329
Zhejiang Glass Co. Ltd. Class H (a)	4,737,000	4,121,131
Zijin Mining Group Co. Ltd. (H Shares)	11,000,000	8,408,339
TOTAL CHINA		868,916,907
Hong Kong - 10.7%
Asia Financial Holdings Ltd.	9,400,000	5,441,668
Bank of East Asia Ltd.	1,297,200	7,745,993
Cheung Kong Holdings Ltd.	2,553,000	35,824,424
China Mobile (Hong Kong) Ltd.	10,820,800	124,201,143
China Overseas Land & Investment Ltd.	11,200,000	23,722,345
China Resources Power Holdings Co. Ltd.	3,800,000	9,699,657
CNOOC Ltd.	33,200,000	39,375,200
Cosco International Holdings Ltd.	12,900,000	9,251,755
Dynasty Fine Wines Group Ltd. (d)	9,022,000	3,544,382
Esprit Holdings Ltd.	3,028,700	40,474,855
Hong Kong Aircraft & Engineering Co.	660,000	11,549,776
Hong Kong Exchanges & Clearing Ltd.	2,030,000	33,125,465
iShares FTSE/Xinhua warrants (UBS Warrant Programme) 8/24/07 (a)	368,500	9,471,315
Kerry Properties Ltd.	737,000	5,310,972
Li & Fung Ltd.	4,700,000	16,285,451
New World Development Co. Ltd.	5,380,000	13,142,528
Orient Overseas International Ltd.	1,120,000	13,332,542
PYI Corp. Ltd.	10,797,180	4,717,618
Shangri-La Asia Ltd.	2,206,000	5,223,505
Sun Hung Kai Properties Ltd.	1,084,000	13,785,903
TOTAL HONG KONG		425,226,497
Indonesia - 3.0%
Ciputra Surya Tbk PT	21,000,000	2,710,415
PT Apexindo Pratama Duta Tbk	19,000,000	4,688,184
PT Bakrie & Brothers Tbk (a)	280,000,000	9,262,484
PT Bakrie Sumatera Plantation Tbk	22,000,000	4,414,322
PT Bank Negara Indonesia Tbk (f)	16,962,000	4,553,279
PT Bank Niaga Tbk	102,110,500	10,410,411
PT Hexindo Adiperkasa Tbk	22,500,000	2,440,350
PT International Nickel Indonesia Tbk	1,100,000	6,824,303
PT Jakarta International Hotel & Development Tbk (a)	52,000,000	6,260,311

	Shares	Value
PT Perusahaan Gas Negara Tbk Series B	33,700,000	$ 33,809,694
PT Tambang Batubbara Bukit Asam Tbk	32,000,000	23,080,288
PT Telkomunikasi Indonesia Tbk Series B	5,900,000	7,167,037
PT Truba Alam Manunggal Engineering Tbk	27,000,000	4,509,767
TOTAL INDONESIA		120,130,845
Korea (South) - 29.4%
Amorepacific Corp.	16,000	11,479,598
Cheil Industries, Inc.	440,000	25,441,707
CJ Home Shopping	95,000	7,971,423
Daelim Industrial Co.	82,000	13,983,935
Daewoo Engineering & Construction Co. Ltd.	640,000	19,077,936
Daewoo Securities Co. Ltd.	680,000	24,641,619
Daishin Securities Co. Ltd.	290,000	11,601,671
Dongbu Insurance Co. Ltd.	130,000	5,434,931
Dongbu Securities Co. Ltd.	400,000	10,013,826
Doosan Co. Ltd. (a)	75,000	12,513,661
Doosan Construction & Engineering Co. Ltd. (a)	800,000	14,149,636
Doosan Heavy Industries & Construction Co. Ltd.	303,010	31,729,137
Doosan Infracore Co. Ltd.	130,000	5,155,856
GS Engineering & Construction Corp.	142,000	21,079,777
Hanjin Transportation Co.	280,000	19,558,539
Hanla Level Co. Ltd.	50,000	1,348,925
Hanwha Corp.	305,000	19,091,744
Hynix Semiconductor, Inc. (a)	885,000	35,659,346
Hyundai Department Store Co. Ltd.	273,274	29,394,501
Hyundai Engineering & Construction Co. Ltd. (a)	468,962	40,645,767
Hyundai Heavy Industries Co. Ltd.	186,260	71,861,385
Hyundai Industrial Development & Construction Co.	220,000	18,255,354
Hyundai Mipo Dockyard Co. Ltd.	85,000	26,796,233
Hyundai Motor Co.	132,000	11,581,362
Hyundai Securities Co. Ltd.	705,000	23,406,627
Kookmin Bank	570,000	49,751,576
Korea Exchange Bank	780,000	12,101,753
Korea Investment Holdings Co. Ltd.	463,000	31,567,088
Kumho Industrial Co. Ltd.	455,000	31,590,217
Kyobo Securities Co. Ltd.	530,000	15,130,913
Meritz Fire & Marine Insurance Co. Ltd.	580,000	6,283,808
Meritz Fire & Marine Insurance Co. Ltd. rights 8/21/07 (a)	222,414	1,006,518
Meritz Securities Co. Ltd.	680,000	11,638,934
NHN Corp.	169,978	31,037,523
POSCO	166,000	95,992,998
Pulmuone Co. Ltd.	65,000	3,488,461
Samsung Electronics Co. Ltd.	143,085	94,460,164
Samsung Electronics Co. Ltd. GDR	8,200	2,722,400
Samsung Engineering Co. Ltd.	546,000	64,048,386
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Samsung Fire & Marine Insurance Co. Ltd.	224,310	$ 46,044,355
Seoul Securities Co. Ltd.	5,317,099	18,228,086
Shinhan Financial Group Co. Ltd.	1,105,320	75,056,730
Shinheung Securities Co. Ltd.	350,000	6,358,261
Shinsegae Co. Ltd.	56,432	36,841,514
SK Energy Co. Ltd.	24,000	4,098,992
SK Securities Co. Ltd.	2,600,000	13,414,031
Solomon Mutual Savings Bank	200,000	4,476,757
Solomon Mutual Savings Bank rights 8/21/07	28,637	214,953
UI Energy Corp. (a)	612,270	6,919,885
TOTAL KOREA (SOUTH)		1,174,348,799
Malaysia - 3.3%
Bumiputra-Commerce Holdings Bhd	4,750,000	16,225,213
Bursa Malaysia Bhd	4,900,000	16,312,057
Cement Industries of Malaysia Bhd	1,799,900	3,881,678
DiGi.com Bhd	1,450,000	9,108,409
Golden Hope Plantation Bhd	9,400,000	22,857,143
Kinsteel Bhd	2,100,000	3,981,763
KNM Group Bhd	722,300	1,087,266
Lafarge Malayan Cement Bhd	2,919,900	1,445,370
Lingkaran Transportation Kota Holdings Bhd	4,400,000	5,018,382
Malaysian Airline System Bhd (a)	3,400,000	5,314,807
MMC Corp. Bhd	2,700,000	5,900,999
Public Bank Bhd (For. Reg.)	3,590,625	10,913,754
SapuraCrest Petroleum Bhd	5,599,100	4,116,866
Sime Darby Bhd	8,750,000	25,582,573
TOTAL MALAYSIA		131,746,280
Papua New Guinea - 0.3%
Oil Search Ltd.	3,000,000	9,893,461
Philippines - 0.2%
Philippine Long Distance Telephone Co.	159,280	9,104,220
Singapore - 9.6%
Ascendas India Trust (f)	1,157,000	900,567
Ascott Residence Trust	1,731,000	2,226,550
Banyan Tree Holdings Ltd.	3,700,000	5,735,488
CDL Hospitality Trusts unit	6,460,000	9,587,731
China Energy Ltd.	14,500,000	16,546,834
Cosco Corp. Singapore Ltd.	30,700,000	104,290,897
DBS Group Holdings Ltd.	1,450,000	22,094,327
Frasers Centrepoint Trust	1,273,000	1,293,153
Hotel Properties Ltd. rights 8/2/07 (a)	25,000	45,515
Keppel Corp. Ltd.	5,300,000	47,196,570
Pan-United Corp. Ltd.	6,064,000	3,800,000
Parkway Holdings Ltd.	744,000	1,913,984
Raffles Medical Group Ltd.	3,613,600	3,742,317
Rotary Engineering Ltd.	9,000,000	7,598,945

	Shares	Value
SembCorp Industries Ltd.	4,200,000	$ 15,930,079
SembCorp Marine Ltd.	4,650,000	17,483,509
Singapore Exchange Ltd.	7,500,000	48,977,573
Singapore Technologies Engineering Ltd.	536,000	1,308,179
Straits Asia Resources Ltd.	18,018,000	13,786,860
Swiber Holdings Ltd.	2,500,000	5,277,045
The Ascott Group Ltd.	12,650,000	15,270,119
United Overseas Bank Ltd.	790,000	11,724,934
Yangzijiang Shipbuilding Holdings Ltd.	21,500,000	27,655,013
TOTAL SINGAPORE		384,386,189
Taiwan - 12.8%
Advanced Semiconductor Engineering, Inc. (a)	25,600,000	33,551,770
Ambassador Hotel	11,555,000	12,344,258
Ardentec Corp.	4,000,000	4,169,588
ASUSTeK Computer, Inc.	2,000,000	5,711,847
China Steel Corp.	18,128,000	23,758,847
Chinatrust Financial Holding Co. Ltd.	32,000,000	25,358,896
Chinatrust Financial Holding Co. Ltd. warrants (UBS Warrant Programme) 11/2/07 (a)	4,125,501	3,245,946
Chong Hong Construction Co. Ltd.	4,628,676	10,143,613
Farglory Land Developt Co. Ltd.	4,400,000	9,266,970
Formosa Plastics Corp.	15,000,000	37,032,522
Foxconn Technology Co. Ltd.	1,187,645	13,321,143
Fubon Financial Holding Co. Ltd.	11,800,000	10,969,551
Fubon No 2 (REIT)	7,000,000	2,432,259
Fuhwa Financial Holding Co. Ltd. (a)	24,796,500	16,287,134
Goldsun Development & Construction Co. Ltd.	14,000,000	8,278,216
Hon Hai Precision Industry Co. Ltd. (Foxconn)	11,615,025	96,293,299
Huaku Construction Co. Ltd.	6,380,000	13,028,742
Hung Poo Real Estate Development Co. Ltd.	5,775,000	7,181,566
KEE TAI Properties Co. Ltd.	3,549,000	4,326,862
Kindom Construction Co. Ltd.	10,000,000	5,074,827
Powerchip Semiconductor Corp.	12,000,000	7,753,970
ProMOS Technologies, Inc. (a)	10,500,000	4,080,435
Shin Kong Financial Holding Co. Ltd.	13,000,000	15,908,745
Shin Kong Financial Holding Co. Ltd. warrants (UBS Warrant Programme) 9/17/07 (a)	4,900,000	5,950,516
Shin Kong Financial Holdings Co. Ltd. warrants (UBS Warrant Programme):
12/17/07 (a)	1,275,902	1,550,223
1/31/08 (a)	6,762,280	8,233,962
Shin Kong No 1 REIT	6,483,000	2,049,094
Siliconware Precision Industries Co. Ltd.	10,707,151	20,462,019
Sinopac Holdings Co.	28,000,000	14,252,187
Tainan Spinning Co. Ltd.	12,000,000	5,943,491
Taiwan Chi Cheng Enterprise Co. Ltd.	1,100,000	3,255,509
Common Stocks - continued
	Shares	Value
Taiwan - continued
Taiwan Fertilizer Co. Ltd.	13,300,000	$ 30,241,093
Taiwan Semiconductor Manufacturing Co. Ltd.	23,008,104	45,582,821
Youngtek Electronics Corp.	1,443,000	5,827,593
TOTAL TAIWAN		512,869,514
Thailand - 0.2%
Bangkok Dusit Medical Service PCL (For. Reg.)	2,600,000	3,500,518
Central Pattana PCL (For. Reg.)	5,216,600	5,248,244
True Corp. PCL (For. Reg.) (a)	100	24
TOTAL THAILAND		8,748,786
TOTAL COMMON STOCKS (Cost $2,603,600,747)		3,826,168,296
Investment Companies - 1.3%

Hong Kong - 1.3%
iShares FTSE/Xinhua A50 China Tracker (Cost $23,475,974)	2,077,700	53,945,547
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 5.38% (b)	156,297,737	156,297,737
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	6,289,575	6,289,575
TOTAL MONEY MARKET FUNDS (Cost $162,587,312)		162,587,312
Cash Equivalents - 0.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 5.09%, dated 7/31/07 due 8/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $8,511,000)	$ 8,512,203	$ 8,511,000
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $2,798,175,033)	4,051,212,155
NET OTHER ASSETS - (1.4)%	(55,225,716)
NET ASSETS - 100%	$ 3,995,986,439
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,111,297 or 0.1% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$8,511,000 due 8/01/07 at 5.09%
Banc of America Securities LLC	$ 1,528,021
Merrill Lynch Government Securities, Inc.	6,982,979
$ 8,511,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,657,963
Fidelity Securities Lending Cash Central Fund	163,308
Total	$ 2,821,271
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $2,798,557,563. Net unrealized appreciation aggregated $1,252,654,592, of which $1,284,088,196 related to appreciated investment securities and $31,433,604 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Worldwide Fund

July 31, 2007

1.804829.103

WLD-QTLY-0907

Investments July 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
Australia - 3.7%
AMP Ltd.	138,200	$ 1,184,737
Aristocrat Leisure Ltd.	109,900	1,278,340
AXA Asia Pacific Holdings Ltd.	238,300	1,492,545
Babcock & Brown Japan Property Trust	926,600	1,417,336
Babcock & Brown Ltd.	138,900	3,336,671
Babcock & Brown Wind Partners	918,400	1,506,533
Boart Longyear Ltd.	1,126,000	2,235,684
Brambles Ltd. (a)	230,200	2,173,507
Cochlear Ltd.	46,300	2,438,291
Computershare Ltd.	402,800	3,429,028
CSL Ltd.	174,200	13,204,141
Downer EDI Ltd.	251,079	1,499,838
Goodman Group unit	304,983	1,580,139
Macquarie Bank Ltd.	30,000	2,109,071
Mortgage Choice Ltd.	186,300	482,617
National Australia Bank Ltd.	140,300	4,586,193
Oxiana Ltd.	406,674	1,292,621
QBE Insurance Group Ltd.	120,200	3,069,780
Seek Ltd.	131,500	944,647
United Group Ltd.	46,300	733,855
United Group Ltd. (f)	5,700	90,345
Woolworths Ltd.	150,303	3,495,322
WorleyParsons Ltd.	74,500	2,152,147
TOTAL AUSTRALIA		55,733,388
Austria - 0.2%
Raiffeisen International Bank Holding AG	17,600	2,701,145
Belgium - 0.1%
InBev SA	23,800	1,933,487
Bermuda - 0.8%
Allied World Assurance Co. Holdings Ltd.	64,100	3,041,545
Aquarius Platinum Ltd. (United Kingdom)	91,600	2,722,295
Endurance Specialty Holdings Ltd.	109,700	4,102,780
Ports Design Ltd.	326,000	780,115
Sinofert Holdings Ltd.	2,449,100	1,689,330
TOTAL BERMUDA		12,336,065
Brazil - 0.2%
Submarino SA	65,600	2,764,726
Canada - 1.8%
Cameco Corp.	79,400	3,223,043
Canadian Natural Resources Ltd.	84,000	5,765,107
Lundin Mining Corp. (a)	67,636	868,039
Niko Resources Ltd.	32,300	2,929,317
Open Text Corp. (a)	84,300	1,585,317
Potash Corp. of Saskatchewan, Inc.	107,000	8,639,180
Suncor Energy, Inc.	52,000	4,701,791
Suramina Resources, Inc. (a)	43,200	46,574
TOTAL CANADA		27,758,368

	Shares	Value
Cayman Islands - 0.4%
Lee & Man Paper Manufacturing Ltd.	569,500	$ 2,427,297
Spreadtrum Communications, Inc. ADR (d)	19,200	272,640
Subsea 7, Inc. (a)	51,100	1,225,162
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	48,700	1,964,071
TOTAL CAYMAN ISLANDS		5,889,170
China - 0.2%
Jiangsu Expressway Co. Ltd. (H Shares)	849,700	847,976
Nine Dragons Paper (Holdings) Ltd.	661,000	1,940,133
TOTAL CHINA		2,788,109
Cyprus - 0.2%
Aisi Realty Public Ltd.	583,060	384,820
Marfin Popular Bank Public Co.	159,249	2,118,069
TOTAL CYPRUS		2,502,889
Czech Republic - 0.1%
Ceske Energeticke Zavody AS	37,300	1,955,839
Denmark - 0.4%
Novo Nordisk AS Series B	6,900	729,608
Vestas Wind Systems AS (a)	71,400	4,831,910
TOTAL DENMARK		5,561,518
Finland - 0.5%
Citycon Oyj	44,200	283,656
Nokia Corp. sponsored ADR	169,600	4,857,344
Wartsila Corp. (B Shares)	27,000	1,906,385
TOTAL FINLAND		7,047,385
France - 5.8%
Air France KLM (Reg.)	35,700	1,626,220
Alcatel-Lucent SA	69,600	807,363
Alstom SA	63,100	11,552,678
AXA SA	93,600	3,665,390
BNP Paribas SA	25,182	2,816,235
Business Objects SA sponsored ADR (a)	56,600	2,547,000
Cap Gemini SA	37,900	2,525,605
CNP Assurances	13,200	1,749,507
Electricite de France	50,100	5,129,235
Gaz de France	49,800	2,340,741
Geodis SA	4,900	1,086,196
Groupe Danone	29,600	2,116,290
Icade SA	35,900	2,432,609
L'Oreal SA	16,100	1,861,160
LVMH Moet Hennessy - Louis Vuitton	22,000	2,491,382
Neopost SA	16,100	2,355,935
Neuf Cegetel	43,700	1,726,934
Orpea (a)	34,600	1,912,261
Pinault Printemps-Redoute SA	10,100	1,776,328
Remy Cointreau SA	19,600	1,435,388
Renault SA	22,300	3,266,851
Common Stocks - continued
	Shares	Value
France - continued
Sechilienne-Sidec	10,900	$ 798,401
Societe Generale Series A	11,585	2,015,790
Suez SA (France)	71,200	3,796,711
Total SA Series B	107,896	8,481,737
Vallourec SA	5,200	1,373,845
Veolia Environnement	55,462	4,135,324
Vinci SA	80,300	5,832,351
Vivendi Universal SA	66,030	2,829,829
TOTAL FRANCE		86,485,296
Germany - 5.6%
Adidas-Salomon AG	31,400	1,925,745
Allianz AG (Reg.)	35,100	7,441,229
Arcandor AG (a)(d)	74,600	2,299,838
Bayer AG	100,600	7,119,489
Bayer AG sponsored ADR	25,900	1,832,943
Bilfinger Berger AG	15,600	1,349,084
CompuGROUP Holding AG (a)	33,200	789,106
Continental AG	14,300	2,074,341
DaimlerChrysler AG (Reg.)	43,700	3,965,790
Deutsche Boerse AG	35,200	4,116,741
E.ON AG	66,600	10,455,574
Gerresheimer AG	21,200	1,066,372
Hochtief AG	31,300	3,186,932
K&S AG	14,700	2,192,708
Linde AG	24,714	2,937,380
MAN AG	27,600	4,045,543
MTU Aero Engines Holding AG	20,900	1,439,935
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	23,300	4,043,983
Q-Cells AG	34,600	3,063,216
SGL Carbon AG (a)	39,100	2,031,489
Siemens AG:
(Reg.)	59,300	7,509,188
sponsored ADR	36,500	4,621,995
SolarWorld AG	66,100	3,218,138
Wincor Nixdorf AG	15,800	1,415,241
TOTAL GERMANY		84,142,000
Greece - 0.2%
EFG Eurobank Ergasias SA	49,400	1,784,547
Marfin Financial Group Holdings SA	84,400	803,802
TOTAL GREECE		2,588,349
Hong Kong - 0.6%
Chaoda Modern Agriculture (Holdings) Ltd.	858,000	638,528
Esprit Holdings Ltd.	415,600	5,553,984
Li & Fung Ltd.	696,100	2,411,979
TOTAL HONG KONG		8,604,491
India - 1.3%
Bharat Heavy Electricals Ltd.	64,496	2,773,055

	Shares	Value
Bharti Airtel Ltd. (a)	151,103	$ 3,403,126
Infosys Technologies Ltd.	59,615	2,930,762
Jain Irrigation Systems Ltd.	162,869	2,141,936
Larsen & Toubro Ltd.	43,064	2,794,285
Reliance Industries Ltd.	57,147	2,692,407
Satyam Computer Services Ltd.	193,102	2,308,672
TOTAL INDIA		19,044,243
Indonesia - 0.1%
PT Perusahaan Gas Negara Tbk Series B	1,024,000	1,027,333
Ireland - 0.2%
Paddy Power PLC (Ireland)	40,000	1,288,986
Ryanair Holdings PLC sponsored ADR (a)	29,300	1,215,657
TOTAL IRELAND		2,504,643
Israel - 0.2%
Israel Chemicals Ltd.	250,100	2,063,670
Nice Systems Ltd. sponsored ADR (a)	44,200	1,468,324
TOTAL ISRAEL		3,531,994
Italy - 1.4%
AEM SpA	452,400	1,514,795
Edison SpA	593,600	1,878,740
Enel SpA	167,400	1,737,434
ENI SpA	68,551	2,391,068
Fiat SpA	161,200	4,790,955
Impregilo SpA (a)	217,600	1,747,810
Pirelli & C. Real Estate SpA	15,000	791,043
Prysmian SpA	54,700	1,498,472
Unicredito Italiano SpA	570,800	4,899,553
TOTAL ITALY		21,249,870
Japan - 8.8%
Aeon Mall Co. Ltd. (d)	51,700	1,546,443
Asahi Glass Co. Ltd.	120,000	1,606,651
Asics Corp.	116,000	1,582,959
Bank of Yokohama Ltd.	165,000	1,147,390
Canon, Inc.	130,750	6,940,210
Casio Computer Co. Ltd.	61,800	941,869
Chiba Bank Ltd.	141,000	1,186,683
Chugai Pharmaceutical Co. Ltd.	102,300	1,765,030
East Japan Railway Co.	205	1,520,472
Fujifilm Holdings Corp.	78,100	3,385,635
Honda Motor Co. Ltd.	94,500	3,403,890
Japan Tobacco, Inc.	532	2,703,689
Kawasaki Kisen Kaisha Ltd.	141,000	1,929,959
Kenedix Realty Investment Corp.	19	136,947
Keyence Corp.	5,400	1,160,039
Konica Minolta Holdings, Inc.	63,500	938,836
Kubota Corp.	207,000	1,718,836
Leopalace21 Corp.	22,400	708,139
Matsui Securities Co. Ltd.	145,100	1,201,018
Mitsubishi Corp.	60,600	1,789,575
Mitsubishi Estate Co. Ltd.	123,600	3,144,368
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi UFJ Financial Group, Inc.	69	$ 734,160
Mitsui & Co. Ltd.	163,000	3,830,588
Mitsui Fudosan Co. Ltd.	142,000	3,707,561
Mizuho Financial Group, Inc.	699	4,923,135
Murata Manufacturing Co. Ltd.	40,300	3,010,942
Namco Bandai Holdings, Inc.	114,800	1,798,796
NGK Insulators Ltd.	123,000	3,759,247
Nintendo Co. Ltd.	39,800	19,502,001
Nippon Building Fund, Inc.	100	1,323,086
Nippon Electric Glass Co. Ltd.	55,000	857,542
Nippon Steel Corp.	286,000	2,151,211
Nomura Holdings, Inc.	175,900	3,336,823
NSK Ltd.	226,000	2,165,136
NTT DoCoMo, Inc.	1,451	2,003,831
ORIX Corp.	16,050	3,852,260
Sony Corp. sponsored ADR	46,700	2,462,958
Sumco Corp.	64,600	3,316,607
Sumitomo Corp.	115,900	2,244,629
Sumitomo Electric Industries Ltd.	113,500	1,850,996
Sumitomo Metal Industries Ltd.	256,100	1,474,767
Sumitomo Mitsui Financial Group, Inc.	285	2,575,615
Sumitomo Trust & Banking Co. Ltd.	163,200	1,377,854
T&D Holdings, Inc.	31,800	2,079,631
Takeda Pharamaceutical Co. Ltd.	80,300	5,230,847
The Sumitomo Warehouse Co. Ltd.	27,000	166,378
Tokuyama Corp.	215,300	3,126,939
Toyota Motor Corp.	152,900	9,222,164
TOTAL JAPAN		132,544,342
Korea (South) - 0.9%
Korean Reinsurance Co.	62,950	940,738
LG Household & Health Care Ltd.	35,200	4,665,787
NHN Corp.	16,372	2,989,483
Samsung Card Co. Ltd.	1,460	106,254
Samsung Fire & Marine Insurance Co. Ltd.	13,320	2,734,211
Shinhan Financial Group Co. Ltd.	24,486	1,662,721
TOTAL KOREA (SOUTH)		13,099,194
Luxembourg - 0.3%
Acergy SA	71,500	1,894,750
SES SA (A Shares) FDR	95,727	2,017,216
TOTAL LUXEMBOURG		3,911,966
Malaysia - 0.5%
DiGi.com Bhd	241,500	1,517,021
Gamuda Bhd	1,612,700	3,641,355
IJM Corp. Bhd	533,300	1,343,092
KNM Group Bhd	1,036,200	1,559,774
TOTAL MALAYSIA		8,061,242

	Shares	Value
Mexico - 0.3%
America Movil SAB de CV Series L sponsored ADR	64,400	$ 3,856,272
Urbi, Desarrollos Urbanos, SA de CV (a)	257,800	1,089,650
TOTAL MEXICO		4,945,922
Netherlands - 1.8%
ABN-AMRO Holding NV	91,000	4,531,817
Arcelor Mittal:
(NY Shares) Class A	37,800	2,306,556
Class A	42,200	2,640,650
CNH Global NV	42,200	2,233,646
Heineken NV (Bearer)	49,500	3,133,350
ING Groep NV (Certificaten Van Aandelen)	20,100	847,821
Koninklijke KPN NV	73,200	1,144,866
Koninklijke Numico NV	22,700	1,663,656
Koninklijke Philips Electronics NV	74,700	3,017,892
Nutreco Holding NV	39,300	2,944,244
SBM Offshore NV	44,172	1,832,624
TOTAL NETHERLANDS		26,297,122
Netherlands Antilles - 0.4%
Schlumberger Ltd. (NY Shares)	62,500	5,920,000
Norway - 1.0%
Aker Kvaerner ASA	204,450	5,331,526
Hafslund ASA (B Shares)	42,200	1,129,426
Marine Harvest ASA (a)	2,635,800	3,332,735
Renewable Energy Corp. AS	69,000	2,758,201
Telenor ASA	127,100	2,336,461
TOTAL NORWAY		14,888,349
Papua New Guinea - 0.1%
Lihir Gold Ltd. (a)	613,400	1,599,489
Russia - 0.0%
Magma OJSC sponsored GDR (a)(e)	44,000	642,400
Singapore - 0.2%
Keppel Corp. Ltd.	152,000	1,353,562
Singapore Exchange Ltd.	376,000	2,455,409
TOTAL SINGAPORE		3,808,971
Spain - 1.5%
Banco Bilbao Vizcaya Argentaria SA	146,200	3,570,218
Banco Santander Central Hispano SA	320,400	6,102,797
Compania de Distribucion Integral Logista SA	10,100	787,759
Inditex SA	57,300	3,478,894
Sol Melia SA	45,700	1,012,419
Telefonica SA	322,200	7,542,731
TOTAL SPAIN		22,494,818
Sweden - 0.8%
H&M Hennes & Mauritz AB (B Shares)	47,700	2,771,486
Common Stocks - continued
	Shares	Value
Sweden - continued
Modern Times Group MTG AB (B Shares)	68,500	$ 4,239,251
Scania AB (B Shares)	178,000	4,305,962
TOTAL SWEDEN		11,316,699
Switzerland - 6.6%
ABB Ltd.:
(Reg.)	611	15,027
sponsored ADR	1,616,800	38,916,372
Actelion Ltd. (Reg.) (a)	87,360	4,704,280
BB Biotech AG	22,241	1,786,314
Compagnie Financiere Richemont unit	31,829	2,021,267
Credit Suisse Group (Reg.)	54,072	3,489,807
EFG International	33,560	1,583,730
Julius Baer Holding AG (Bearer)	70,578	4,998,908
Lindt & Spruengli AG (participation certificate)	1,255	3,397,849
Nestle SA (Reg.)	21,030	8,117,598
Novartis AG sponsored ADR	42,700	2,303,665
Phonak Holding AG	37,319	3,621,636
Roche Holding AG (participation certificate)	60,723	10,820,975
SGS Societe Generale de Surveillance Holding SA (Reg.)	932	1,132,518
Swiss Life Holding	5,998	1,495,132
Tecan Group AG	18,800	1,115,639
The Swatch Group AG (Reg.)	77,423	4,571,920
UBS AG (NY Shares)	58,990	3,248,579
Zurich Financial Services AG (Reg.)	6,836	2,014,102
TOTAL SWITZERLAND		99,355,318
Taiwan - 0.7%
Gemtek Technology Corp.	531,000	1,467,942
Hon Hai Precision Industry Co. Ltd. (Foxconn)	435,614	3,611,418
PixArt Imaging, Inc.	109,000	1,395,349
Shin Kong Financial Holding Co. Ltd.	639,345	782,398
Siliconware Precision Industries Co. Ltd.	793,348	1,516,136
Wistron Corp.	894,000	1,836,557
TOTAL TAIWAN		10,609,800
United Kingdom - 7.6%
Anglo American PLC (United Kingdom)	54,685	3,225,970
AstraZeneca PLC sponsored ADR	34,300	1,777,769
Autonomy Corp. PLC (a)	169,700	2,875,036
BAE Systems PLC	263,500	2,261,532
Barclays PLC	92,800	1,298,964
BG Group PLC	92,500	1,518,268
BG Group PLC sponsored ADR	12,700	1,030,605
BHP Billiton PLC	261,200	7,815,763
Blinkx PLC (a)	169,700	144,786
BP PLC	282,075	3,262,659
BP PLC sponsored ADR	6,500	451,100
British American Tobacco PLC	140,400	4,546,140
Burberry Group PLC	116,100	1,509,411

	Shares	Value
Capita Group PLC	92,400	$ 1,352,388
Clipper Windpower PLC (a)	195,100	2,829,769
GlaxoSmithKline PLC sponsored ADR	21,600	1,103,328
Gyrus Group PLC (a)	195,400	1,713,769
HSBC Holdings PLC (Hong Kong) (Reg.)	91,638	1,707,399
Informa PLC	92,800	1,000,066
International Power PLC	466,500	3,920,894
Investec PLC	281,300	3,540,026
John Wood Group PLC	191,600	1,266,899
Man Group plc	195,600	2,256,902
Marks & Spencer Group PLC	126,400	1,622,780
N Brown Group PLC	268,600	1,763,762
National Grid PLC	150,100	2,142,015
Next PLC	54,500	2,102,408
Pearson PLC	149,800	2,425,301
Punch Taverns Ltd.	55,700	1,313,660
Reckitt Benckiser PLC	89,500	4,821,609
Renovo Group PLC (a)	764,000	2,793,581
Rio Tinto PLC sponsored ADR	9,400	2,717,728
Rolls-Royce Group PLC	248,932	2,578,970
Royal Bank of Scotland Group PLC	377,300	4,541,200
Royal Dutch Shell PLC Class B	207,700	8,233,206
RPS Group PLC	282,300	2,002,824
Shire PLC	128,800	3,168,042
SSL International PLC	341,200	3,229,910
Tesco PLC	612,143	5,121,596
Vodafone Group PLC	2,213,700	6,718,561
Vodafone Group PLC sponsored ADR	39,412	1,196,154
Xstrata PLC	40,700	2,644,042
TOTAL UNITED KINGDOM		113,546,792
United States of America - 40.6%
Adobe Systems, Inc. (a)	77,800	3,134,562
AES Corp. (a)	286,100	5,621,865
Agilent Technologies, Inc. (a)	186,900	7,130,235
Allergan, Inc.	87,300	5,074,749
Amazon.com, Inc. (a)	47,900	3,762,066
American International Group, Inc.	149,800	9,614,164
American Superconductor Corp. (a)(d)	173,700	3,315,933
American Tower Corp. Class A (a)	247,600	10,315,016
Amphenol Corp. Class A	99,600	3,412,296
Amylin Pharmaceuticals, Inc. (a)	134,086	6,236,340
Apple, Inc. (a)	104,900	13,821,624
Applied Materials, Inc.	277,600	6,118,304
AT&T, Inc.	738,400	28,915,744
Avon Products, Inc.	414,200	14,915,342
Bank New York Mellon Corp.	78,900	3,357,195
Bear Stearns Companies, Inc.	31,300	3,794,186
BladeLogic, Inc.	1,200	30,900
C.R. Bard, Inc.	97,900	7,682,213
Casual Male Retail Group, Inc. (a)	596,700	6,098,274
Celgene Corp. (a)	75,600	4,578,336
Centex Corp.	50,200	1,872,962
Cerner Corp. (a)	174,300	9,215,241
Common Stocks - continued
	Shares	Value
United States of America - continued
Cisco Systems, Inc. (a)	424,800	$ 12,280,968
Citigroup, Inc.	243,600	11,344,452
Coach, Inc. (a)	144,300	6,559,878
Cognizant Technology Solutions Corp. Class A (a)	220,900	17,888,482
Commerce Bancorp, Inc.	106,200	3,552,390
Constellation Energy Group, Inc.	77,700	6,511,260
Countrywide Financial Corp.	4,500	126,765
Crocs, Inc. (a)	43,500	2,580,420
CyberSource Corp. (a)(d)	417,500	4,805,425
EOG Resources, Inc.	4,200	294,420
Exelixis, Inc. (a)	149,200	1,445,748
Exxon Mobil Corp.	307,800	26,203,014
Fluor Corp.	23,600	2,726,036
Fuel Tech, Inc. (a)(d)	395,023	11,048,793
General Dynamics Corp.	194,400	15,272,064
General Growth Properties, Inc.	48,000	2,303,040
Gilead Sciences, Inc. (a)	128,000	4,765,440
Google, Inc. Class A (sub. vtg.) (a)	32,100	16,371,000
Greenhill & Co., Inc. (d)	60,500	3,509,000
Hudson City Bancorp, Inc.	1,357,300	16,586,206
Inverness Medical Innovations, Inc. (a)	358,901	17,374,397
Itron, Inc. (a)	16,400	1,302,652
Janus Capital Group, Inc.	523,600	15,739,416
JCPenney Co., Inc.	161,700	11,002,068
KB Home	37,400	1,189,694
Lennar Corp. Class A	61,250	1,877,925
Macquarie Infrastructure Co. LLC	8,300	330,257
Macy's, Inc.	202,000	7,286,140
Marathon Oil Corp.	18,000	993,600
Mastercard, Inc. Class A	101,600	16,337,280
Merck & Co., Inc.	269,100	13,360,815
Molson Coors Brewing Co. Class B	39,100	3,477,554
Monsanto Co.	199,200	12,838,440
Morgan Stanley	125,800	8,034,846
National Oilwell Varco, Inc. (a)	86,404	10,377,984
Nordstrom, Inc.	100,800	4,796,064
Northern Trust Corp.	145,700	9,100,422
PepsiCo, Inc.	132,100	8,668,402
Petrohawk Energy Corp. (a)	188,700	2,828,613
PPL Corp.	101,900	4,803,566
Procter & Gamble Co.	225,000	13,918,500
Pulte Homes, Inc.	64,100	1,239,694
Quanta Services, Inc. (a)	184,100	5,233,963
Quicksilver Resources, Inc. (a)	56,900	2,396,628
Ralcorp Holdings, Inc. (a)	161,600	8,396,736
Ryland Group, Inc.	34,200	1,137,150
Service Corp. International	517,500	6,272,100
St. Jude Medical, Inc. (a)	95,600	4,124,184
State Street Corp.	86,100	5,771,283
Stewart Enterprises, Inc. Class A	1,168,000	8,187,680
Sun Microsystems, Inc. (a)	3,588,700	18,302,370

	Shares	Value
Sunoco, Inc.	17,800	$ 1,187,616
Time Warner, Inc.	622,600	11,991,276
Titanium Metals Corp. (a)	360,440	12,045,905
Tyson Foods, Inc. Class A	298,000	6,347,400
UDR, Inc.	91,300	2,108,117
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	68,300	4,194,303
Unisys Corp. (a)	374,600	3,030,514
Valero Energy Corp.	148,000	9,917,480
Washington Group International, Inc. (a)	81,500	6,546,080
TOTAL UNITED STATES OF AMERICA		608,261,462
TOTAL COMMON STOCKS (Cost $1,154,664,197)		1,439,454,194
Nonconvertible Preferred Stocks - 0.6%

Germany - 0.5%
Fresenius AG (non-vtg.)	35,200	2,805,665
Porsche AG	1,271	2,327,605
ProSiebenSat.1 Media AG	84,000	3,058,591
TOTAL GERMANY		8,191,861
Italy - 0.1%
Intesa Sanpaolo SpA	109,800	786,381
United Kingdom - 0.0%
Rolls-Royce Group PLC B Shares	1,259	3
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $6,458,055)		8,978,245
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 5.38% (b)	8,699,146	8,699,146
Fidelity Securities Lending Cash Central Fund, 5.39% (b)(c)	17,384,490	17,384,490
TOTAL MONEY MARKET FUNDS (Cost $26,083,636)		26,083,636
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $1,187,205,888)	1,474,516,075
NET OTHER ASSETS - 1.6%	23,676,134
NET ASSETS - 100%	$ 1,498,192,209
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $642,400 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $90,345 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
United Group Ltd.	7/12/07	$ 83,843
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 426,830
Fidelity Securities Lending Cash Central Fund	265,586
Total	$ 692,416
Income Tax Information

At July 31, 2007, the aggregate cost of investment securities for income tax purposes was $1,188,676,049. Net unrealized appreciation aggregated $285,840,026, of which $313,626,998 related to appreciated investment securities and $27,786,972 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Investment Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Investment Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	September 28, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	September 28, 2007